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MONYCorporate

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Prospectus Portfolio

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Flexible Premium

Variable Universal Life
Insurance Policy
Issued by
MONY Life Insurance Company of America

Dreyfus Stock Index Fund
Dreyfus Variable Investment Fund
Enterprise Accumulation Trust
MONY Series Fund, Inc.
T. Rowe Price Equity Series, Inc.
T. Rowe Price Fixed Series, Inc.
T. Rowe Price International Series, Inc.
Van Eck Worldwide Insurance Trust

May 1, 1998
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

                                   PROSPECTUS
                               DATED MAY 1, 1998

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                   ISSUED BY

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT L

     This prospectus describes a flexible premium variable life insurance policy (individually, the "Policy," and collectively, the "Policies") offered by MONY Life Insurance Company of America (the "Company"), a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("Mutual of New York"). The Policy is designed primarily for situations where one or more Policies are purchased each insuring the life of an individual, who shares a common employment, business or other relationship with other individuals also insured under a Policy. The Policy may be owned individually, or by a corporation, trust, association or similar organization. Each Policy must be a part of a Case, which is a grouping of one or more Policies connected by a non-arbitrary factor, such as a common employer of the Insureds, and the sum of the premiums to be received by the Company in the first Policy year for the Policies representing the Case must be at least $100,000. The Policy, for so long as it remains in force, provides lifetime insurance protection on the Insured named in the Policy through the Maturity Date. The Policy is designed to provide maximum flexibility in connection with premium payments and death benefits by permitting, subject to certain restrictions, the frequency and amount of premium payments to vary and the death benefit payable under the Policy to increase or decrease. A Policy may also be surrendered for its Surrender Value.

     For so long as the Policy remains in force, the Company will, upon proof of the death of an Insured, pay the death benefit proceeds to the named Beneficiary. Death benefit proceeds will consist of the Base Death Benefit under the Policy, plus any amount provided by the Term Insurance Rider, reduced by any Outstanding Debt (and, if in the Grace Period, further reduced by any overdue charges). The Policy will remain in force as long as the Account Value less Outstanding Debt is sufficient to cover any Monthly Deductions. If the Guaranteed Death Benefit Rider is purchased, the Specified Amount of the Policy will remain in force if the required premiums (less Partial Surrenders taken and their fees) have been paid and Account Value exceeds Outstanding Debt. The Guaranteed Death Benefit Rider is not available in all states.

     The Policy permits the choice of two death benefits: under Option I, the Base Death Benefit remains fixed at the Specified Amount chosen; under Option II, the Base Death Benefit equals the Specified Amount plus Account Value. Under Option II, the Base Death Benefit will vary daily with the investment performance of the Subaccounts for any Policy Owner who has allocated net premiums to the Variable Account. Under either Option, for so long as the Policy remains in force, the Base Death Benefit will always equal or exceed a multiple of the Cash Value and will never be less than the current Specified Amount.

     The Policy Owner may choose which of the two tests for compliance with the Federal income tax law definition of life insurance will be applied to the Policy. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. If the Guideline Premium/Cash Value Corridor Test is chosen, premium payments may be limited.

     The Policy also permits an owner of the Policy to obtain loans from the Company in amounts up to 90% of the Account Value of the Policy (less any Outstanding Debt), and it permits an Owner to surrender a part of the Policy and receive a part of the Account Value of the Policy.

     Net premiums may be allocated at the Policy Owner's discretion to one or more of the available Subaccounts that comprise a separate account of the Company called the MONY America Variable Account L (the "Variable Account"), or to the Guaranteed Interest Account of the Company. Any portion of a net premium allocated to one or more of the Subaccounts is invested in the corresponding Portfolios of the MONY Series Fund, Inc., the Enterprise Accumulation Trust, the
T. Rowe Price Equity Series, Inc., the

T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., the Dreyfus Variable Insurance Fund, the Dreyfus Stock Index Fund, and the Van Eck Worldwide Insurance Trust. Not all portfolios of the Funds are available to the Subaccounts of the Variable Account for purchase. Amounts set aside as collateral for any Outstanding Debt are held in the Loan Account, which is part of the General Account of the Company.

     To the extent that all or a portion of net premiums are allocated to the Variable Account, the Account Value under the Policy will vary based upon the investment performance of the Subaccounts to which the Account Value is allocated. Net premiums allocated to the Guaranteed Interest Account are assets of the General Account of the Company and will accrue interest at an interest rate that is guaranteed by the Company. No minimum amount of Account Value is guaranteed, except to the extent premiums are allocated to the Guaranteed Interest Account.

     A Policy may be returned during the Free Look Period (see "Right to Examine a Policy -- Free Look Period," page 19), during which time net premium payments will be invested in the Money Market Subaccount.

     It may not be advantageous to replace existing insurance with the Policy.

     This prospectus generally describes only the portion of the Policy involving the Variable Account. For a brief summary of the Guaranteed Interest Account, see "The Guaranteed Interest Account," page 47.

     In pursuing its investment objective, the High Yield Bond Subaccount purchases shares of the High Yield Portfolio which may invest significantly in lower rated bonds, commonly referred to as "Junk Bonds". Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investment in these types of securities have special risks and, therefore, may not be suitable for all investors. Investors should carefully assess the risks associated with allocating premium payments to this subaccount.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION NOR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE MONY SERIES FUND, INC., THE ENTERPRISE ACCUMULATION TRUST, THE T. ROWE PRICE EQUITY SERIES, INC., THE T. ROWE PRICE FIXED INCOME SERIES, INC., THE T. ROWE PRICE INTERNATIONAL SERIES, INC., THE DREYFUS VARIABLE INSURANCE FUND, THE DREYFUS STOCK INDEX FUND, AND THE VAN ECK WORLDWIDE INSURANCE TRUST. THESE PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                                 1-800-487-6669

                               TABLE OF CONTENTS

IMPORTANT TERMS.............................................      1
SUMMARY OF THE POLICY.......................................      4
  Purpose of the Policy.....................................      4
  Explanation of a Case.....................................      4
  Policy Values.............................................      4
  The Death Benefit.........................................      5
  Premium Features..........................................      5
  Allocation Options........................................      6
  Transfer of Account Value.................................      7
  Policy Owner Services.....................................      7
     Dollar Cost Averaging..................................      7
     Automatic Rebalancing..................................      7
  Right to Exchange Policy..................................      7
  Policy Loans..............................................      8
  Full Surrender............................................      8
  Partial Surrender.........................................      8
  Free Look Period..........................................      8
  Grace Period and Lapse....................................      8
  Charges and Deductions....................................      9
     Deductions from Premiums...............................      9
     Deductions from Account Value..........................      9
     Transaction and Other Charges..........................     10
  Tax Treatment of Increases in Account Value...............     10
  Tax Treatment of Death Benefit............................     10
  The Guaranteed Interest Account...........................     10
  Contacting the Company....................................     10
INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT......     10
  MONY Life Insurance Company of America....................     10
     Year 2000 Issue........................................     11
  MONY America Variable Account L...........................     12
  The Funds.................................................     12
  Purchase of Portfolio Shares by the Variable Account......     15
     The Money Market Portfolio.............................     15
     The Prime Reserve Portfolio............................     15
     The Government Securities Portfolio....................     16
     The Intermediate Bond Portfolio........................     16
     The Limited Term Bond Portfolio........................     16
     The Long Term Bond Portfolio...........................     16
     The Worldwide Bond Fund................................     16
     The Stock Index Fund...................................     16
     The Equity Income Portfolio............................     16
     The Equity Portfolio...................................     16
     The Capital Appreciation Portfolio.....................     16
     The Managed Portfolio..................................     17
     The Personal Strategy Balanced Portfolio...............     17
     The New America Growth Portfolio.......................     17
     The Small Company Value Portfolio......................     17
     The Small Company Stock Portfolio......................     17
     The International Growth Portfolio.....................     17
     The International Stock Portfolio......................     17
     The Worldwide Emerging Markets Fund....................     17
     The Worldwide Hard Assets Fund.........................     17
     The High Yield Bond Portfolio..........................     18
THE POLICY..................................................     18
  Application for a Policy..................................     18
     Temporary Insurance Coverage...........................     19

     Initial Premium Payment................................     19
     Policy Date............................................     19
     Risk Classification and Evidence of Insurability.......     19
  Right to Examine a Policy -- Free Look Period.............     20
  Premiums..................................................     20
     Case Premiums..........................................     20
     Premium Flexibility....................................     20
     Scheduled Premiums.....................................     20
     Choice of Definition of Life Insurance Tests...........     20
     Guaranteed Death Benefit Rider Premiums................     21
     Modified Endowment Contracts...........................     21
     Unscheduled Premium Payments...........................     21
     Premium Payments Affect the Continuation of the
      Policy................................................     22
  Allocation of Net Premiums................................     22
  Death Benefits Under the Policy...........................     22
     Death Benefit Options..................................     23
     Option I...............................................     23
     Option II..............................................     23
     Changes in Death Benefit Option........................     24
  Changes in Death Benefit Amounts..........................     25
     Scheduled Increases in Death Benefits..................     25
     Unscheduled Increases in Death Benefit.................     25
     Decreases in Death Benefits............................     26
  Guaranteed Death Benefit Rider............................     26
  Other Optional Insurance Benefits.........................     27
     Term Insurance Rider...................................     27
  Benefits at Maturity......................................     28
  Policy Values.............................................     28
     Account Value..........................................     28
     Surrender Value........................................     28
  Determination of Account Value............................     29
  Calculating Unit Values for Each Subaccount...............     29
  Transfer of Account Value.................................     30
  Policy Owner Services.....................................     30
     Dollar Cost Averaging..................................     30
     Automatic Rebalancing..................................     31
  Right to Exchange Policy..................................     31
  Policy Loans..............................................     31
  Full Surrender............................................     33
  Partial Surrender.........................................     33
  Grace Period and Lapse....................................     34
     If Guaranteed Death Benefit Rider Is Not in Effect.....     34
     If Guaranteed Death Benefit Rider Is in Effect.........     34
  Reinstatement.............................................     35
CHARGES AND DEDUCTIONS......................................     35
  Deductions from Premiums..................................     35
     Sales Charge...........................................     35
     Tax Charges............................................     36
  Monthly Deductions from Account Value.....................     36
     Cost of Insurance......................................     36
     Mortality and Expense Risk Charge......................     37
     Administrative Charge..................................     37
     Guaranteed Death Benefit Charge........................     38
     Other Optional Insurance Benefits Charges..............     38
  Corporate Purchasers......................................     38
  Transaction and Other Charges.............................     38
  Fees and Expenses of the Funds............................     38
  Guarantee of Certain Charges..............................     40

OTHER INFORMATION...........................................     40
  Federal Income Tax Considerations.........................     40
     Definition of Life Insurance...........................     40
     Diversification Requirements...........................     41
     Tax Treatment of Policies..............................     41
     Conventional Life Insurance Policies...................     42
     Modified Endowment Contracts...........................     42
     Reasonableness Requirement for Charges.................     43
     Pension and Profit-Sharing Plans.......................     43
     Other Employee Benefit Programs........................     44
     Other..................................................     44
  Charge for Company Income Taxes...........................     44
  Voting of Fund Shares.....................................     44
  Disregard of Voting Instructions..........................     45
  Report to Policy Owners...................................     45
  Substitution of Investments and Right to Change
     Operations.............................................     45
  Changes to Comply with Law................................     46
PERFORMANCE INFORMATION.....................................     46
THE GUARANTEED INTEREST ACCOUNT.............................     47
  General Description.......................................     47
  Limitations on Amounts in the Guaranteed Interest
     Account................................................     47
  Policy Charges............................................     48
  Transfers.................................................     48
  Surrenders and Policy Loans...............................     48
MORE ABOUT THE POLICY.......................................     49
  Ownership.................................................     49
     Joint Owners...........................................     49
  Beneficiary...............................................     49
  The Policy................................................     49
  Notification and Claims Procedures........................     49
  Payments..................................................     49
  Payment Plan/Settlement Provisions........................     50
  Payment in Case of Suicide................................     50
  Assignment................................................     50
  Errors on The Application.................................     50
  Incontestability..........................................     50
  Policy Illustrations......................................     51
  Distribution of the Policy................................     51
MORE ABOUT THE COMPANY......................................     52
  Management................................................     52
  State Regulation..........................................     52
  Records and Accounts......................................     52
  Legal Proceedings.........................................     53
  Legal Matters.............................................     53
  Experts...................................................     53
  Registration Statement....................................     53
  Independent Accountants...................................     53
  Financial Statements......................................     53

INDEX TO FINANCIAL STATEMENTS...............................    F-1
APPENDIX A..................................................    A-1
APPENDIX B..................................................    B-1
APPENDIX C..................................................    C-1
APPENDIX D..................................................    D-1
APPENDIX E..................................................    E-1
APPENDIX F..................................................    F-1
APPENDIX G..................................................    G-1

                                IMPORTANT TERMS

     ACCOUNT VALUE -- The Account Value is the sum of the amounts under the Policy held in each Subaccount of the Variable Account and the Guaranteed Interest Account, as well as any amount set aside in the Company's Loan Account.

     AGE -- The Insured's age as of his or her nearest birthday on the Policy Date, increased by the number of complete Policy Years elapsed.

     AUTOMATIC REBALANCING -- The Policy feature which automatically re-allocates each calendar quarter amounts in the Subaccounts of the Variable Account to match the current Subaccount premium allocation percentages. This is a service provided by the Company which may be discontinued at any time and is not a benefit provided by the Policy.

     BASE DEATH BENEFIT -- Initially this is the Specified Amount for Policies under death benefit Option I, or the Specified Amount plus the Account Value for Policies under death benefit Option II. The Base Death Benefit may subsequently change depending on the death benefit Option and test for the Federal income tax law definition of life insurance chosen.

     BENEFICIARY -- The person or persons named by the Policy Owner in the application or by proper later designation to receive the death benefit proceeds upon the death of the Insured.

     CASH VALUE -- The Cash Value of the Policy at any time is the Account Value, plus any applicable refund of sales charge.

     CASE -- A grouping of one or more Policies connected by a non-arbitrary factor, presented to the Company as a group. (An example of such a factor is a common employer for the Insureds under each Policy in the collection.) (See "Explanation of a Case" on page 4.)

     COMPANY, THE -- MONY Life Insurance Company of America.

     CUSTOMER SERVICE CENTER -- The Company's administrative office located at One MONY Plaza, Syracuse, New York 13202.

     DEATH BENEFIT PERCENTAGE -- The factor used to calculate the applicable increase in the Base Death Benefit under the Federal income tax law definition of life insurance. The factor differs depending on whether the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test is chosen for measuring compliance with the Federal income tax law definition of life insurance. See "Choice of Definition of Life Insurance Tests", page 20 and "Federal Income Tax Considerations -- Definition of Life Insurance", page 40. The Policy Owner may elect to have an alternative Death Benefit Percentage apply to the Policy which may increase the Base Death Benefit above the amount required by the Federal income tax law definition of life insurance.

     DOLLAR COST AVERAGING -- The Policy feature which allows amounts to be automatically transferred on a monthly or quarterly basis from the Money Market Subaccount to the other Subaccounts of the Variable Account. This is a service provided by the Company which may be discontinued at any time and is not a benefit provided by the Policy.

     FREE LOOK PERIOD -- The period which follows the application for the Policy and its issuance to the Policy Owner. the Free Look Period, the Policy Owner may cancel the Policy and receive a refund.

     FUNDS -- The MONY Series Fund, Inc., the Enterprise Accumulation Trust, the
T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, and the Van Eck Worldwide Insurance Trust.

     GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Variable Account or to any other segregated separate account of the Company.

     GUARANTEED INTEREST ACCOUNT -- An account that is part of Company's General Account to which all or a portion of net premium payments may be allocated for accumulation at a fixed rate of interest (which may not be less than 4.0%) declared by Company.

     HOME OFFICE -- The Company's administrative office at 1740 Broadway, New York, New York, 10019. "Home Office" also includes the Company's Syracuse Operations Center at 1 MONY Plaza, Syracuse, NY 13202.

     INSURED -- The person upon whose life the Policy is issued and whose death is the contingency upon which the death benefit proceeds are payable.

     LOAN ACCOUNT -- An account to which amounts are transferred from the Subaccounts and the Guaranteed Interest Account as collateral for any Outstanding Debt. The Loan Account is part of the Company's General Account, and it accumulates interest at a guaranteed rate of not less than 4.0%.

     MATURITY DATE -- The Policy Anniversary on which the Insured is Age 95.

     MINIMUM ANNUAL PREMIUM -- The annual premium amount determined by the Company which is required to place the Policy in force. This Minimum Annual Premium will be based upon the Policy's Specified Amount and the Age, smoking status, gender (unless unisex cost of insurance rates apply, see "Cost of Insurance," page 36), and underwriting class of the Insured, and any Riders added to the Policy.

     MONTHLY ANNIVERSARY DAY -- The day each month on which the monthly deduction is due against the Account Value. The first Monthly Anniversary Day is the Policy Date.

     MONTHLY GUARANTEE PREMIUM -- The premium amount stated in the Policy as the amount required to maintain the Guaranteed Minimum Death Benefit Rider.

     NET AMOUNT AT RISK -- The difference between the current Base Death Benefit and the Account Value on any Monthly Anniversary Day.

     OUTSTANDING DEBT -- The unpaid loan balance including accrued loan interest due and unpaid.

     PARTIAL SURRENDER -- The surrender of a portion of the Policy. At least $500 of Account Value less Outstanding Debt must remain after a Partial Surrender, or a full surrender of the Policy will be required.

     POLICY DATE -- The date set forth on page 1 of the Policy that is used to determine the Monthly Anniversary Day, Policy Months, and Policy Years. Policy monthly, quarterly, semiannual and annual Anniversaries are measured from the Policy Date. Each Policy Month starts on the same date in each calendar month as that specified as the Policy Date. Where the Policy Date is the 29th, 30th, or 31st of a month, and there is no such date in a calendar month, the Policy Month for such month will start on the last day of that calendar month.

     POLICY OWNER -- The person, individual, corporation, trust, association, partnership, or other similar organization who owns the Policy. The Policy Owner will be the Insured unless otherwise stated in the application. If the Policy has been absolutely assigned, the assignee becomes the Policy Owner. A collateral assignee is not the Owner.

     PORTFOLIO(S) -- The separate investment portfolios of the Funds.

     RIDER -- The addendum to a Policy which adds an optional insurance benefit to the Policy.

     SALES CHARGE -- The charge deducted from premium payments to cover the costs of distributing the Policy. The Sales Charge is equal to 9% of each premium up to the Target Premium paid during the first ten Policy Years, or the ten Policy Years following an unscheduled increase in the Specified Amount. The Sales Charge does not apply to premium amounts in excess of the Target Premium paid during the first ten Policy years, nor any premium paid after the tenth Policy year.

     SCHEDULED PREMIUMS -- The premium amount specified on the application as the amount the Policy Owner intends to pay at fixed intervals over a specified period of time. Within specified limits, premiums in excess of the Scheduled Premiums may be paid. Scheduled Premiums may be changed at any time subject to our rules.

     SPECIFIED AMOUNT -- The minimum death benefit for so long as the Policy remains in force. The Specified Amount may be increased or decreased under certain circumstances.

     SUBACCOUNTS -- The subdivisions of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of one of the Funds.

     SURRENDER VALUE -- The Surrender Value of the Policy is the Cash Value less any Debt.

     TARGET DEATH BENEFIT -- If a Term Insurance Rider is attached to the Policy, the Target Death Benefit is the amount specified in the application for the Policy, or as changed by the Policy Owner from time to time. The difference between the Target Death Benefit and the Base Death Benefit is equal to the Term Insurance Rider's benefit amount.

     TARGET PREMIUM -- The maximum amount of premium paid in a Policy year against which the Sales Charge may be applied.

     TERM INSURANCE RIDER -- The Rider which adds term life insurance to the Insured's Age 95 to the Policy. The Term Insurance Rider benefit is equal to the difference, if any, between the Target Death Benefit and the Base Death Benefit. The Rider adjusts over time for changes in the Base Death Benefit to keep the Target Death Benefit at the desired amount. The Term Insurance Rider is not guaranteed under the Guaranteed Death Benefit Rider.

     TRANSACTION DATE -- The date the Company receives a premium or acceptable written or telephone request at the Customer Service Center. If the premium or request reaches the Customer Service Center on a day which is not a Valuation Date or after the close of business on a Valuation Date (i.e., after 4:00 p.m. Eastern Time), the Transaction Date will be the next Valuation Date.

     UNIT -- The bookkeeping measure used to value the amounts allocated to the Subaccounts of the Variable Account.

     UNIT VALUE -- The value of the Units of each Subaccount of the Variable Account. Unit Values are calculated for each Subaccount on each Valuation Date.

     VALUATION DATE -- Each date on which the Variable Account is valued, which currently includes each day that the New York Stock Exchange is open for trading and on which there is sufficient trading in the securities of a Portfolio of the Funds to affect materially the unit value of the corresponding Subaccount of the Variable Account.

     VALUATION PERIOD -- The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

     VARIABLE ACCOUNT -- The Company's Variable Account L, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy.

                             SUMMARY OF THE POLICY

     This summary is intended to provide a brief overview of the more significant aspects of the Policy. Further detail is provided in this prospectus and in the Policy. Unless the context indicates otherwise, the discussion in this summary and the remainder of the prospectus relates to the portion of the Policy involving the Variable Account. The Guaranteed Interest Account is briefly described under "The Guaranteed Interest Account," on page 47 and in the Policy.

PURPOSE OF THE POLICY

     The Policy offers a Policy Owner insurance protection on the life of the Insured through the Maturity Date for so long as the Policy is in force. The Policy is designed primarily for situations where one or more Policies are purchased each insuring the life of an individual, who shares a common employment, business or other relationship with other individuals also insured under a Policy. The Policy may be owned individually, or by a corporation, trust, association or similar organization. A maturity benefit will be paid in lieu of a death benefit when the Policy reaches the Maturity Date during the Insured's lifetime. Like traditional fixed life insurance, the Policy provides for a death benefit, accumulation of cash value, and surrender and loan privileges. Unlike traditional fixed life insurance, the Policy offers a Policy Owner the opportunity to allocate premium payments and Account Values to subaccounts of the Variable Account which offer a variety of investment objectives and an opportunity for the Policy's Account Value and its death benefit to grow based on investment results. The Policy also offers the Policy Owner the opportunity to allocate premium payments and Account Values, subject to certain restrictions, to the Guaranteed Interest Account which is part of the Company's General Account. The Policy is a flexible premium Policy, so that, unlike many other insurance policies, a Policy Owner may choose the amount and frequency of premium payments, within certain limits.

EXPLANATION OF A CASE

     Each Policy must be a part of a Case, which is a grouping of one or more Policies connected by a non-arbitrary factor, such as a common employer of the Insureds, and the sum of the premiums to be received by the Company in the first Policy year for the Policies representing the Case must be at least $100,000. The Company at its sole discretion will determine what constitutes a Case. A Case may have one Policy Owner (e.g., a single entity that owns all the Policies in the Case) or as many Policy Owners as there are Policies in the Case.

POLICY VALUES

     A Policy Owner may allocate net premium payments among the various Subaccounts that comprise the Variable Account and that invest in corresponding Portfolios of the MONY Series Fund, Inc. ("MONY Series Fund), the Enterprise Accumulation Trust ("Accumulation Trust"), the T. Rowe Price Equity Series, Inc. ("Price Equity Series"), the T. Rowe Price Fixed Income Series, Inc. ("Price Fixed Income Series"), the T. Rowe Price International Series, Inc. ("Price International Series"), the Dreyfus Variable Insurance Fund ("Dreyfus Variable Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), and the Van Eck Worldwide Insurance Trust ("Van Eck Trust"). A Policy Owner may also allocate net premium payments to the Guaranteed Interest Account. The Loan Account holds amounts set aside in the General Account of the Company as collateral for Outstanding Debt.

     The Cash Value of the Policy is the Account Value (which is the sum of amounts allocated to the Subaccounts of the Variable Account, the Guaranteed Interest Account and the Loan Account) plus any applicable refund of the Sales Charge. The Surrender Value of the Policy is the Cash Value less any Outstanding Debt.

     Depending on the investment experience of the selected Subaccounts, the Account Value may increase or decrease on any day. The death benefit may or may not increase or decrease depending upon several factors, but will never decrease below the Specified Amount provided the Policy is in force. There is no guarantee that the Policy's death benefit will increase or, unless the Guaranteed Death Benefit Rider is purchased, that it will continue for any period of time. There is also no guarantee of any Account Value, except to the extent that net premium payments and cash values are allocated to the Guaranteed Interest Account. Accordingly, the Policy

Owner bears the investment risk on that portion of the net premiums and Account Value allocated to the Variable Account.

     The Policy will remain in force until the earliest of the Maturity Date, the death of the Insured, or a full surrender of the Policy, unless, before any of these events, the Policy lapses and a Grace Period expires without sufficient additional payment by the Policy Owner.

     Generally, the Policy will remain in force only as long as the Account Value less Outstanding Debt is sufficient to pay all the monthly deductions. If the Guaranteed Death Benefit Rider is purchased, the Specified Amount of the Policy will remain in force if the required premiums (reduced by any Partial Surrenders taken and any Partial Surrender fees) have been paid and Account Value exceeds Outstanding Debt. The amount by which the Base Death Benefit may exceed the Specified Amount, including any amount payable under the Term Insurance Rider, is not guaranteed to remain in force under the Guaranteed Death Benefit Rider.

THE DEATH BENEFIT

     The Target Death Benefit and the Specified Amount will be shown on the specifications page of the Policy. The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount is $100,000, although the Specified Amount may be reduced to $50,000 if at least $50,000 in face amount provided by the Term Insurance Rider is added to the Policy.

     A Policy Owner may elect one of two Options to calculate the amount of Base Death Benefit payable under the Policy, which may increase the death benefit payable. Under Option I, the Base Death Benefit will be equal to the Specified Amount of the Policy on the date of death plus the increase in the Account Value since the last Monthly Anniversary Day, or, if greater, the Cash Value (determined as of the date of the Insured's death) multiplied by the Death Benefit Percentage. Under Option II, the Base Death Benefit will be equal to the Specified Amount of the Policy plus the Account Value on the date of the Insured's death, or if greater, the Cash Value (determined as of the date of the Insured's death) multiplied by the Death Benefit Percentage. The Death Benefit Percentage is the factor defined by the applicable test for compliance with the Federal tax law definition of life insurance. See "Choice of Definition of Life Insurance Tests," page 20. Alternatively, the Policy Owner may elect to have an alternative Death Benefit Percentage apply to the Policy which may increase the Base Death Benefit above the amount required by the Federal income tax law definition of life insurance. Policy Owners seeking to have favorable investment performance reflected in increasing Account Value should choose Option I; Policy Owners seeking to have favorable investment performance reflected in increasing insurance coverage should choose Option II. A Policy Owner may change the death benefit Option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy," page 23.

     The Policy Owner may, at time of application, choose to purchase the Guaranteed Death Benefit Rider. This Rider provides a guarantee that the Specified Amount will remain in force regardless of the amount of the Policy's Account Value, provided that a cumulative minimum premium requirement is met. An extra charge will also be deducted from the Account Value each month the Rider is in effect. See "Guaranteed Death Benefit Rider," page 26.

     The Policy owner may also choose to purchase one or more of the optional insurance benefits other than the Guaranteed Death Benefit which are also added to the Policy by Rider. See "Other Optional Insurance Benefits," page 27.

PREMIUM FEATURES

     Each Policy is issued in conjunction with a Case. The sum of initial annual Scheduled Premiums for each Case as well as the premiums to be received by the Company in the first policy year must be at least $100,000.

     The Company requires a Policy Owner to pay an initial premium for each Policy equal to at least one fourth of the Minimum Annual Premium that is defined by the Company. Thereafter, subject to certain limitations, a Policy Owner may choose the amount and frequency of premium payments. The Policy, therefore, provides the Policy Owner with the flexibility to vary premium payments to reflect varying financial conditions.

     When applying for a Policy, a Policy Owner will determine Scheduled Premiums that provide for the payment of level premiums in regular intervals over a specified period of time. Each Policy Owner will receive a premium reminder notice for the Scheduled Premium on either an annual, semiannual, quarterly, or monthly basis, at the option of the Policy Owner; however, the Policy Owner may not be required to pay Scheduled Premiums.

     When applying for a Policy, the Policy Owner will also choose which of the two tests for compliance with the tax law definition of life insurance will be applied to the Policy. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. The Guideline Premium/Cash Value Corridor Test may limit the amount of premiums which may be paid. See "Choice of Definition of Life Insurance Tests" page 20, and "Federal Income Tax Considerations -- Definition of Life Insurance," page 39.

     The amount, frequency, and period of time over which a Policy Owner pays premiums may affect whether or not the Policy will be classified as a modified endowment contract, which is a type of life insurance contract subject to different tax treatment for certain pre-death distributions. For more information on the tax treatment of life insurance contracts, including those classified as modified endowment contracts. See "Federal Income Tax Considerations -- Modified Endowment Contracts," page 41.

     Payment of the Scheduled Premiums will not guarantee that a Policy will remain in force. See "Grace Period and Lapse," page 33. The Company also may reject or limit any premium payment that would result in an immediate increase in the net amount at risk under the Policy, although such a premium may be accepted with satisfactory evidence of insurability.

ALLOCATION OPTIONS

     The Subaccounts invest in portfolios of eight mutual funds which offer the Policy Owner the opportunity to direct the Company to invest in diversified portfolios of stocks, bonds, money market instruments, or a combination of these securities. Each of the Subaccounts invests exclusively in shares of a designated portfolio (a "Portfolio") of the MONY Series Fund, the Accumulation Trust, the Price Equity Series, the Price Fixed Income Series, the Price International Series, the Dreyfus Variable Fund, the Dreyfus Stock Index Fund, and the Van Eck Trust (collectively the "Funds"). The available Portfolios of the Funds, each of which has a different investment objective, are the Money Market Portfolio, the Prime Reserve Portfolio, the Government Securities Portfolio, the Intermediate Term Bond Portfolio, the Limited Term Bond Portfolio, the Long Term Bond Portfolio, the Worldwide Bond Fund, the Stock Index Fund, the Equity Income Portfolio, the Equity Portfolio, the Capital Appreciation Portfolio, the Managed Portfolio, the Personal Strategy Balance Portfolio, the Mid-Cap Growth Portfolio, the New America Growth Portfolio, the Small Cap Portfolio, the Small Company Stock Portfolio, the International Growth Portfolio, the International Stock Portfolio, the Worldwide Emerging Markets Fund, the Worldwide Hard Assets (formerly the Gold and Natural Resources Fund) Fund, and the High Yield Bond Portfolio. See "The Funds," page 12.

     The Company is the investment adviser of the MONY Series Fund. Enterprise Capital Management, Inc., a subsidiary of The Mutual Life Insurance Company of New York, is the investment adviser of the Accumulation Trust. OpCap Advisors is the sub-investment adviser, of the Equity and Managed Portfolios; Gabelli Asset Management, Inc. (formerly GAMCO Investors, Inc.) is the sub-investment adviser of the Small Company Value Portfolio (formerly the Small Cap Portfolio); Brinson Partners, Inc. is the sub-investment adviser of the International Growth Portfolio; and Caywood-Scholl Capital Corporation is the sub-investment adviser of the High Yield Bond Portfolio. T. Rowe Price Associates, Inc. is the investment adviser of the Price Equity Series and the Price Fixed Income Series. Rowe Price-Fleming International, Inc. is the investment advisor of the Price International Series. Van Eck Associates Corporation is the investment adviser of the Van Eck Trust. The Dreyfus Corporation is the investment adviser of the Dreyfus Variable Fund and the Dreyfus Stock Index Fund.

     The Policy Owner may choose to allocate net premium payments to any or all of the available Subaccounts constituting the Variable Account, and to the Guaranteed Interest Account.

TRANSFER OF ACCOUNT VALUE

     The Policy Owner may transfer Account Value among the Subaccounts, and, subject to certain other limitations, between the Subaccounts and the Guaranteed Interest Account. See "Transfer of Account Value," page 30.

POLICY OWNER SERVICES

     The Company currently offers Policy Owners two services: Dollar Cost Averaging and Automatic Rebalancing. These services may be terminated at any time. Owners of Policies in force at the time of termination utilizing these services, will receive 30 days prior notice. There currently are no charges for these services and any transfers as a result of operation of these services are not counted toward the limit of 12 transfers per Policy year without transfer charge. If the Company elects to impose a charge for these services, Owners of Policies in force at that time utilizing these services will receive 30 days prior notice. These services involve the sale of Units in one or more Subaccounts and the purchase of Units in one or more other Subaccounts. This may result in the loss of Account Value.

  DOLLAR COST AVERAGING

     Dollar Cost Averaging may be elected at any time by the Policy Owner by completing the form required. Dollar Cost Averaging is available for any Policy with at least $5,000 in the Money Market Subacccount. Under Dollar Cost Averaging, a designated dollar amount of the amount in the Money Market Subaccount will be transferred automatically to one or more other Subaccounts. The monthly or quarterly transfer may be no less than $250 per transfer. The transfer will be made on the tenth day of the month or the 10 day of the last month of each calendar quarter, or the next succeeding Valuation Date if the 10th is not a Valuation Date, as the case may be.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will occur first. Automatic Rebalancing will begin only after Dollar Cost Averaging has been completed. See "Dollar Cost Averaging," page 30.

  AUTOMATIC REBALANCING

     Automatic Rebalancing may also be elected at any time by the Policy Owner. Automatic Rebalancing matches Subaccount Account Value allocations over time to the Subaccount allocation percentages for new premiums. On the 10th day of the last month of each calendar quarter (or the next succeeding Valuation Date, if the 10th is not a Valuation Date), the Company will automatically re-allocate the amounts in each of the Subaccounts into which premiums are allocated to match the current Subaccount premium allocation percentages. This will rebalance Subaccount Account Values that may be out of line with the allocation percentages indicated, which may result, for example, from Subaccounts which underperform other Subaccounts in certain quarters. Allocations to the Guaranteed Interest Account will not be rebalanced.

     Automatic Rebalancing provides a method for maintaining a balanced approach to investing Account Values and simplifies the process of asset allocation over time.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will occur first. Automatic Rebalancing will begin only after Dollar Cost Averaging has been completed. See "Automatic Rebalancing," page 31.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the Policy Date, the Policy Owner may exercise the right to exchange the Policy from one in which the Account Value is not guaranteed to a Policy the cash values and death benefits of which contain minimum guarantees. A Policy Owner so electing will have all Account Values transferred to the Guaranteed Interest Account.

POLICY LOANS

     The Policy Owner may borrow from the Company an amount up to 90% of the Policy's Account Value less any existing Outstanding Debt. The minimum loan is $250. The Policy will be the only security required for a loan. See "Policy Loans," page 31.

     The amount of any Outstanding Debt is subtracted from the death benefit or from the Cash Value upon surrender. See "Full Surrender," page 33. Outstanding Debt may also impact the continuation of the Policy. See "Grace Period and Lapse," page 34.

FULL SURRENDER

     The Owner can surrender the Policy during the life of the Insured and receive its Surrender Value. The value upon surrender is equal to the Account Value plus any applicable refund of Sales Charges less any Outstanding Debt. See "Full Surrender," page 33.

PARTIAL SURRENDER

     Partial Surrenders are available under the Policy at any time so long as the Account Value less Outstanding Debt remaining after the requested surrender and any applicable fees exceeds any minimum requirements. If a Partial Surrender is for an amount which exceeds the amount available, it will be rejected and the request will be returned to the Policy Owner. Partial Surrenders generally reduce the Target Death Benefit, if applicable. If the Owner has elected death benefit Option I, a Partial Surrender will reduce the Base Death Benefit and may decrease the Specified Amount of a Policy. Under death benefit Option II, it will decrease the Base Death Benefit but the Specified Amount will not be reduced. See "Partial Surrender," page 33.

     Among other restrictions, Partial Surrenders must be for at least $500, and the Policy's Account Value less Outstanding Debt after the surrender must be at least $500. A Partial Surrender Fee of $25 or 2% of the amount surrendered, whichever is less, will be assessed against the remaining Account Value.

FREE LOOK PERIOD

     A Policy Owner may obtain a full refund of the premium paid if the Policy is returned within 10 days (or longer in certain states) after the Owner receives it, within 10 days after the Company mails or delivers the notice of withdrawal right, or 45 days after Part 1 of the application for the Policy is completed, whichever is later. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. See "Right to Examine a Policy -- Free Look Period", page 19.

GRACE PERIOD AND LAPSE

     Payment of Scheduled Premiums will not guarantee that a Policy will remain in force. Instead, unless the Guaranteed Death Benefit Rider has been elected and all requirements have been met, the duration of the Policy depends upon the Policy's Account Value less Outstanding Debt. Even if Scheduled Premium amounts are paid, if the Guaranteed Death Benefit provision does not apply, the Policy will lapse any time the Account Value less Outstanding Debt is insufficient to pay the current monthly deduction and a Grace Period expires without sufficient payment.

     While the Guaranteed Death Benefit Rider is in force, if on any Monthly Anniversary Day the Account Value less Outstanding Debt is insufficient to pay the current monthly deduction and the total premiums received less any Partial Surrenders and any related fees do not exceed the premiums required under the Guaranteed Death Benefit Rider (See "Guaranteed Death Benefit Rider", page 26), a notice will be sent which will give the Policy Owner 61 days from the date thereof to make additional payments to the Policy. See "Grace Period and Lapse", page 34.

     The Guaranteed Death Benefit Rider is not available on Policies offered or issued for delivery to residents of the Commonwealth of Massachusetts or the State of Texas, and, therefore, the Grace Period and Lapse will be determined as if the Guaranteed Death Benefit Rider is not in effect.

CHARGES AND DEDUCTIONS

  DEDUCTIONS FROM PREMIUMS

     Certain charges are deducted from each premium payment under a Policy prior to applying the net premium to the Account Value. These charges consist of the following items:

     SALES CHARGE -- A Sales Charge equal to 9% of each premium paid in each Policy year up to the Target Premium paid during the first ten Policy Years, or the ten Policy Years following an Unscheduled Increase in the Specified Amount. The Sales Charge does not apply to premium amounts in excess of the Target Premium paid during the first ten Policy years, nor any premium paid after the tenth Policy year.

     TAX CHARGES -- A state and local premium tax charge based on the actual tax imposed by the state or local jurisdiction, currently equal to a percentage of each premium, and a charge related to the Federal tax treatment of deferred acquisition costs currently equal to 1.25% of each premium will be deducted from each premium payment to compensate the Company for these taxes. Actual state and local premium taxes vary, ranging from 0% to 4%. The Company does not expect to make a profit from this charge. (See "Deductions from Premiums -- Tax Charges", page 36.)

     The Tax Charge may be increased or decreased to reflect any legislative changes in the applicable tax based on premiums. In addition, if an insured person changes his or her place of residence, the Company should be notified of the change. Any change in the tax rate will be effective on the next policy anniversary.

  DEDUCTIONS FROM ACCOUNT VALUE

     A charge called the Monthly Deduction is deducted from the Account Value on each Monthly Anniversary Day. The monthly deduction consists of the following items:

     COST OF INSURANCE -- This monthly charge compensates the Company for providing life insurance coverage for the Insured under the Base Death Benefit. The amount of the charge is equal to a current cost of insurance rate multiplied by the Net Amount at Risk under the Policy at the beginning of each Policy Month.

     MORTALITY AND EXPENSE RISK CHARGE -- A charge is deducted monthly for mortality and expense risks assumed by the Company. For the first 10 Policy years, this charge is equivalent to an annual rate of 0.60% of Subaccount value. Each month the Policy remains in force after the tenth Policy Anniversary, it is expected that this will be an amount equivalent to 0.30% of the Subaccount value. The reduction of the Mortality and Expense Risk Charge below 0.45% on an annualized basis after the tenth Policy Anniversary is not guaranteed.

     ADMINISTRATIVE CHARGES -- An administrative charge of $7.50 is deducted monthly from the Account Value in all Policy years. In addition, for Policies subject to medical underwriting, an issue charge of $5.00 is deducted monthly from the Account Value for the first three Policy years only. For Policies underwritten on a guaranteed issue basis, the charge is $3.00 per month for the first three Policy years.

     GUARANTEED DEATH BENEFIT CHARGE -- If the Guaranteed Death Benefit Rider has been elected, a charge of $0.01 per thousand of Policy Specified Amount per month will be charged while the Rider is in force. This rider is not available on Policies offered or issued for delivery in the Commonwealth of Massachusetts or the State of Texas.

     OTHER OPTIONAL INSURANCE BENEFITS CHARGES -- The monthly deduction will include charges for any other optional insurance benefits added to the Policy by Rider, including the Term Insurance Rider.

  TRANSACTION AND OTHER CHARGES

     A Partial Surrender Fee of the lesser of 2% of the amount surrendered and $25 will be assessed against the remaining Account Value for any Partial Surrender. In addition, the Company charges a fee of $25 on transfers which exceed twelve in any Policy year.

     The operating expenses of the Variable Account are paid by the Company and certain charges, deductions, and fees, all of which are disclosed in the Prospectus and in the Policy, are made or imposed to compensate the Company for these expenses. For a more complete description of these charges, see "Charges and Deductions", pages 34-39. Investment advisory fees and operating expenses of each of the Funds are paid by the respective Fund. These fees and expenses vary by portfolio and range from 0.00% to 1.55% of average daily net assets, and reflect voluntary reimbursements of expenses or waiver of fees. For a more complete description of these charges, see "The Funds", pages 12-15, "Transaction and Other Charges," page 38 and the accompanying prospectuses for each of the Funds.

TAX TREATMENT OF INCREASES IN ACCOUNT VALUE

     The Account Value under the Policy is currently subject to the same Federal income tax treatment as the cash value under fixed life insurance. Therefore, generally the Policy Owner will not be deemed to be in receipt of the Account Value unless and until the Policy Owner has actually received a distribution from the Policy. For information on the tax treatment of the Policy and on the tax treatment of a full surrender, a Partial Surrender, or a Policy loan, see "Federal Income Tax Considerations," page 40.

TAX TREATMENT OF DEATH BENEFIT

     The death benefit under the Policy is currently subject to federal income tax treatment consistent with that of fixed life insurance. Therefore, generally the death benefit will be fully excludable from the gross income of the Beneficiary under the Internal Revenue Code. See "Federal Income Tax Considerations," page 40.

THE GUARANTEED INTEREST ACCOUNT

     The Policy Owner may allocate all or a portion of net premium payments and transfer Account Value to the Guaranteed Interest Account, within specified limits. Amounts allocated to the Guaranteed Interest Account are held in the Company's General Account. The Company guarantees that the Account Value allocated to the Guaranteed Interest Account will be credited interest daily at a rate equivalent to an effective annual rate of 4%. In addition, the Company may in its sole discretion pay interest in excess of the guaranteed amount. After the tenth Policy anniversary, the annual interest rates that apply to the Account Value in the Guaranteed Interest Account is expected to be 0.3% higher than otherwise applicable, without taking into account a rate set by the minimum 4% guarantee. See "The Guaranteed Interest Account," pages 47-48.

CONTACTING THE COMPANY

     All written requests, notices, and forms required by the Policies, and any questions or inquiries should be directed to the Company's Customer Service Center at One MONY Plaza, Syracuse, New York 13202.

             INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT

MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America (the "Company") is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New
York), the District of Columbia, the US Virgin Islands, and Puerto Rico. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1969.

     The Company is a wholly owned subsidiary of The Mutual Life Insurance Company of New York ("Mutual of New York"), a mutual life insurance company organized under the laws of the state of New York in 1842. The principal office of Mutual of New York is located at 1740 Broadway, New York, New York

10019. It is admitted to do business in all states, as well as the District of Columbia, and Puerto Rico. As of the end of 1997, Mutual of New York $72.7 billion of life insurance in force and consolidated assets of approximately $22.0 billion.
     At December 31, 1997, Mutual of New York had approximately $133.2 million invested in the Company to support its insurance operations. Mutual of New York intends from time to time to make additional capital contributions to the Company as needed to enable it to meet its reserve requirements and expenses in connection with its business. Generally, Mutual of New York is under no obligation to make such contributions, and its assets do not back the benefits paid under the Policies.
     In September 1997, the Company announced that it had begun the process of demutualization. If completed, it is not expected that demutualization will have any material effect on MONY America Variable Account L or the Policies.
     At May 1, 1998, the rating assigned to the Company by A. M. Best Company, Inc., an independent insurance company rating organization, was A- (Excellent) based upon an analysis of financial condition and operating performance through the end of 1996. At the same date, Mutual of New York was rated A-(Excellent) on the same basis. The A. M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.
     The Company has a service agreement with Mutual of New York whereby Mutual of New York provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the Policies itself, utilizing the services provided by Mutual of New York and Andesa TPA, Inc. to meet its obligations under the Policies.
     MONY Securities Corp., a wholly owned subsidiary of Mutual of New York, is the principal underwriter for the Policies.

  YEAR 2000 ISSUE
     The Year 2000 issue is the result of widespread use of computer programs which use two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe computer capacity which would have been necessary to accommodate a four digit year field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in major system failure or miscalculations.
     The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the "Year 2000" issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software, the Year 2000 problem will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 problem may have a material impact on the operations of the Company. Further, even if the Company completes such modifications and conversions, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 problem will not have a material impact on the operations of the Company.
     MONY Series Fund, the Accumulation Trust, the Van Eck Trust, the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Price Equity Series, the Price Fixed Income Series, and the Price International Series have reviewed with their respective investment advisers and other suppliers of services the status of their Year 2000 issue. The prospectuses of the respective funds, which are included in the Prospectus Portfolio, contain the results of those status reviews. See MONY Series Fund prospectuses at page 20; Accumulation Trust prospectus at page 20, Van Eck Trust prospectus at pages 10 (Worldwide Bond
Fund), 12 (Worldwide Emerging Markets Fund), and 14 (Worldwide Hard Assets
Fund), Dreyfus Variable Investment Fund prospectuses at pages 6 (Capital Appreciation Portfolio) and 5 (Small Company Stock Portfolio), Dreyfus Stock Index Fund prospectus at page 6, Price Equity Series prospectuses at pages 14 (Equity Income Portfolio), 12 (New America Growth Portfolio), and 17 (Personal Strategy Balanced Portfolio), Price Fixed Income Series prospectuses at pages 18
(Limited-Term Bond Portfolio) and   (Prime Reserve Portfolio), and Price
International Series prospectus at page 15.

MONY AMERICA VARIABLE ACCOUNT L

     The MONY America Variable Account L (the "Variable Account") is a separate investment account of the Company and at present is used only to support flexible premium variable life insurance policies. The assets in the Variable Account are kept separate from the General Account assets and other separate accounts of the Company.

     The Company owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account with a total market value equal to the Policy liabilities funded by the Variable Account. The Variable Account is divided into subdivisions called Subaccounts. The income, gains, or losses, realized or unrealized, of the Variable Account are credited to or charged against the assets held in the Variable Account without regard to the other income, gains, or losses of the Company. Assets in the Variable Account attributable to the reserves and other liabilities under the Policies are not chargeable with liabilities arising from any other business that the Company conducts. However, the Company may transfer to its General Account any assets which exceed anticipated obligations of the Variable Account. All obligations arising under the Policy are general corporate obligations of the Company. The Company may accumulate in the Variable Account proceeds from various Policy charges and investment results applicable to those assets.

     The Variable Account was established on March 27, 1987 under Arizona law under the authority of the Board of Directors of the Company. The Variable Account is registered as a unit investment trust with the SEC. Such registration does not involve any supervision by the SEC of the administration or investment practices or policies of the Account.

     There are currently seventeen Subaccounts within the Variable Account available to the Policyholder. Each Subaccount invests exclusively in shares of a designated Portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These Portfolios are available to serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company as well as other life insurance companies, and may be available to certain pension accounts. They are not available directly to individual investors. The Company may in the future establish additional Subaccounts within the Variable Account, which may invest in other Portfolios of the Funds or in other securities. Not all Subaccounts are available to the Policy Owner.

THE FUNDS

     Each Subaccount of the Variable Account currently invests only in shares of a corresponding Portfolio of the MONY Series Fund, Inc. ("MONY Series Fund"), the Enterprise Accumulation Trust ("Accumulation Trust"), the T. Rowe Price Equity Series, Inc. ("Price Equity Series"), the T. Rowe Price Fixed Income Series, Inc. ("Price Fixed Income Series"), the T. Rowe Price International Series, Inc. ("Price International Series"), the Dreyfus Variable Investment Fund ("Dreyfus Variable Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), and the Van Eck Worldwide Insurance Trust ("Van Eck Trust")(collectively the "Funds") The Funds, except for the Dreyfus Stock Fund, are diversified, open-end management investment companies of the series type. The Dreyfus Stock Fund is a non-diversified, open-end management investment company. The Funds are registered with the SEC under the Investment Company Act of 1940. Such registration does not involve supervision by the SEC of the investments or investment policy of the Funds.

     Of the seven separate Portfolios of the MONY Series Fund, currently only four portfolios ("Portfolios"), each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account available to the Policy Owner. The Company acts as the investment manager of the MONY Series Fund. The Company is a registered investment adviser under the Investment Advisers Act of 1940. As investment adviser to the MONY Series Fund, the Company receives a daily investment advisory fee equivalent to an annual rate of 0.50 percent of the first $400 million, 0.35 percent of the next $400 million, and 0.30 percent for amounts in excess of $800 million of the average daily net assets of each of the Intermediate Term Bond, Long Term Bond and Government Securities Portfolios of the MONY Series Fund, and as investment adviser to the MONY Series Fund, the Company receives a daily investment advisory fee equivalent to an annual rate of
0.40 percent of the first $400 million, 0.35 percent of the next $400 million, and 0.30 percent for amounts in excess of $800 million of the average daily net assets of the Money Market Portfolio of the MONY Series Fund, as described in the accompanying current prospectus for the MONY Series Fund. The Company, as investment adviser, has agreed to bear all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the Fund's directors, officers and employees who are interested persons of the Company. All other expenses will be borne by the Fund itself, subject to certain limitations imposed by state law. The Company has entered into a Services Agreement with Mutual of New York for the provision of personnel, equipment, facilities and other services, in order to carry out its duties as investment adviser to the Fund. The portfolios of the MONY Series Fund bear the operating expenses of the portfolios.

     Of the five separate portfolios of the Accumulation Trust, currently all five separate portfolios, each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account. Enterprise Capital Management, Inc., a wholly owned subsidiary of Mutual of New York, acts as the investment manager of the Accumulation Trust. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive from the Accumulation Trust monthly compensation with respect to the Equity, Small Cap and Managed Portfolios that it advises at an annual rate of
0.80 percent of the average daily net assets of each of those portfolios up to $400 million of each Portfolio, 0.75 percent of the average daily net assets of each of those portfolios from $400 million to $800 million of each Portfolio, and 0.70 percent of the average daily net assets of each of those portfolios in excess of $800 million of each Portfolio. OpCap Advisors, a subsidiary of Oppenheimer Capital, as sub-investment adviser to the Equity and Managed Portfolios of the Enterprise Accumulation Trust, will receive from Enterprise Capital and not the Accumulation Trust 0.30 percent of the aggregate average daily net assets of the Equity and Managed Portfolios. Gabelli Asset Management, Inc. (formerly GAMCO Investors, Inc.), as sub-investment adviser to the Small Company Value Portfolio (formerly the Small Cap Portfolio) of the Accumulation Trust, will receive from Enterprise Capital and not the Accumulation Trust, 0.30 percent of the average daily net assets of the Small Company Value Portfolio. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive from the Accumulation Trust with respect to the International Growth Portfolio monthly compensation at an annual rate of 0.85 percent of the average daily net assets of the International Growth Portfolio, and Brinson Partners, as sub-investment adviser to the International Growth Portfolio, will receive from Enterprise Capital and not the Accumulation Trust, .4495 percent (53 percent of the fee received by Enterprise Capital; the fee paid to Brinson Partners declines as assets exceed $100 million) of the aggregate average daily net assets of the International Growth Portfolio. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive with respect to the High Yield Bond Portfolio monthly compensation at an annual rate of 0.60 percent of the average daily net assets of the High Yield Bond Portfolio, and Caywood Scholl Capital Corporation, as sub-investment adviser to the High Yield Bond Portfolio, will receive from Enterprise Capital and not from the Accumulation Trust, 0.30 percent of the average daily net assets (.252 percent for assets in excess of $100 million) of the High Yield Bond Portfolio. The investment advisers will reimburse the Funds for the amount, if any, by which the aggregate ordinary operating expenses of any of these Portfolios incurred by the Funds in any calendar year in which the shares are being offered exceed the most restrictive expense limitations then in effect under any state securities law or regulation. Currently, the most restrictive expense limitation in effect limits the expenses of each Fund Portfolio to an amount equal to 2.5 percent of the first $30 million of average daily net assets of the Portfolio, 2.0 percent of the next $70 million of average daily net assets of the Portfolio, and 1.5 percent of the average daily net assets of the Portfolio in excess of $100 million. The portfolios of the Accumulation Trust bear the operating expenses of the portfolios.

     The four separate portfolios of the Price Equity Series, currently only three portfolios, each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account. T. Rowe Price Associates, Inc. acts as the investment manager of the Price Equity Series. Price Associates, as investment adviser to the Price Equity Series, will receive from the Price Equity Series monthly compensation with respect to the Equity Income Portfolio and the New America Growth portfolio that it advises at an annual rate of 0.85 percent of the average daily net assets of each of those portfolios, and at an annual rate of 0.90 percent of the average daily net assets of the Personal Strategy Balanced Portfolio. The portfolios of the Price Equity Series bear the operating expenses of the portfolios.

     Each of the two separate portfolios of the Price Fixed Income Series, each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account. T. Rowe Price Associates, Inc. acts as the investment manager of the Price Fixed Income Series. Price Associates, as investment adviser to the Price Fixed Income Series, will receive from the Price Fixed Income Series monthly compensation with respect to the Limited Term Bond Portfolio that it advises at an annual rate of 0.70 percent of the average daily net assets of each of those portfolios, and at an annual rate of 0.55 percent of the average daily net assets of the Prime Reserve Portfolio. The portfolios of the Price Fixed Income Series bear the operating expenses of the portfolios.

     The International Stock Portfolio of the Price International is available for purchase by corresponding Subaccount of the Variable Account. Rowe Price-Fleming International, Inc. acts as the investment manager of the Price International Series. Price-Fleming, as investment adviser to the Price International Series, will receive from the Price International Series monthly compensation with respect to the Limited Term Bond Portfolio that it advises at an annual rate of 1.05 percent of the average daily net assets of the International Stock Portfolio. The Price International Series bears the operating expenses of the portfolio.

     Of the five separate portfolios of the Van Eck Trust, currently only three separate portfolios, each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account. Van Eck Associates Corporation acts as the investment manager of the Van Eck Trust. Van Eck Associates, as investment adviser to the Van Eck Trust, will receive from the Van Eck Trust monthly compensation with respect to the Worldwide Bond Fund and the Worldwide Hard Assets Fund that it advises at an annual rate of 1.00 percent of the first $500 million of the average daily net assets of each of those portfolios, .90 percent of the next $250 million of the average daily net assets of each of those portfolios, and .70 percent of the average daily net assets in excess of $750 million. The Worldwide Emerging Assets Fund will pay Van Eck Associates monthly compensation at the annual rate of 1.00 percent of its average daily net assets. Peregrine Asset Management (Hong Kong) Limited acts as investment subadviser to the Worldwide Emerging Assets Fund and will receive from Van Eck Associates and not the Van Eck Trust monthly compensation at an annual rate of .50 percent of the average daily net assets of the World Wide Emerging Assets Fund. The portfolios of the Van Eck Trust bear the operating expenses of the portfolios.

     Of the thirteen separate portfolios of the Dreyfus Variable Fund, currently only two separate portfolios, each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account. The Dreyfus Corporation, as investment adviser to the Dreyfus Variable Investment Fund, will receive from the Dreyfus Variable Investment Fund monthly compensation with respect to Capital Appreciation Portfolio that it advises at an annual rate of 0.55 percent of the first $150 million of average daily net assets of that Portfolio. 0.50 percent of the next $150 million of average daily net assets, and 0.375 percent of average daily net assets of $300 million or more. The Dreyfus Corporation, as investment adviser of the Small Company Stock Portfolio, will receive from the Dreyfus Variable Investment Fund monthly compensation with respect to the Small Company Stock Portfolio that it advises at an annual rate of 0.75 percent of average daily net assets. Fayez Sarofim & Co. acts as sub-investment adviser to the Capital Appreciation Portfolio and will receive from The Dreyfus Corporation and not the Dreyfus Variable Investment Fund, .20% of the first $150 million of average daily net assets, .25% of the next $150 million of average daily net assets, and
 .375% of the average daily net assets $300 million or more. The portfolios of the Dreyfus Variable Investment Fund bear the operating expenses of the portfolios.

     The Dreyfus Corporation acts as investment adviser to the Dreyfus Stock Index Fund. Dreyfus Corporation, as investment adviser to the Dreyfus Stock Index Fund, will receive from the Dreyfus Stock Index Fund monthly compensation at an annual rate of 0.245 percent of the average daily net assets. The Dreyfus Stock Index Fund bears the operating expenses of the Fund.

     The fees and expenses set forth above are in addition to the fees and charges imposed by the Policy. These fees and expenses of the Policy are detailed beginning at page 34. The chart on page 37 provides information as to the fees and expenses of each of the Funds which has been provided by the respective Fund. None of the Funds imposes a 12b-1 fee.

     The investment objectives of each Portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio affected (which, for each of the Funds, means the lesser of (1) 67 percent of the Portfolio shares represented at a meeting at which more than 50 percent of the outstanding Portfolio shares are represented or (2) more than 50 percent of the outstanding Portfolio shares).

PURCHASE OF PORTFOLIO SHARES BY THE VARIABLE ACCOUNT

     The shares of each Portfolio are purchased by the Company for the corresponding Subaccount at net asset value, i.e., without sales load. All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless the Company, on behalf of the Variable Account, elects otherwise. Fund shares will be redeemed by the Company at their net asset value to the extent necessary to make payments under the Policies.

     Shares of the Funds are offered only for purchase by separate accounts of insurance companies, which may or may not be affiliated with the Company, or with each other. This is called "shared funding." They may also sell shares to separate accounts to serve as an investment medium for variable life insurance policies and for variable annuity contracts. Thus, the Funds serve as an investment medium for both variable life insurance policies and variable annuity contracts. This is called "mixed funding." The Company currently does not foresee any disadvantages to Policy Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts for which the Funds serve as an investment medium might at some time be in conflict. However, the Board of Directors of the Company, the MONY Series Fund, the Price Equity Series, the Price Fixed Income Series and the Price International Series, the Dreyfus Stock Index Fund, and the Board of Trustees of the Accumulation Trust, the Dreyfus Variable Investment Fund, and the Van Eck Trust and the Boards of Directors or Trustees of any other insurance companies that participate in the Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Funds for mixed and/or shared funding. The Funds' Boards are required to determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

     A summary of the investment objective of each of the Portfolios of the Funds is described below. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectus of each Fund, including information on the risks associated with the investment and investment techniques of each of the Portfolios.

         THE FUNDS' PROSPECTUS ACCOMPANY THIS PROSPECTUS AND SHOULD BE
                        READ CAREFULLY BEFORE INVESTING.

  THE MONEY MARKET PORTFOLIO

     The investment objective of the Money Market Portfolio is to seek maximum current income consistent with preservation of capital and maintenance of liquidity. The Money Market Portfolio attempts to achieve this objective by investing in money market instruments. MONY Series Fund offers this portfolio.

  THE PRIME RESERVE PORTFOLIO

     The investment objective of the Prime Reserve Portfolio is to seek preservation of capital, liquidity, and the highest possible income consistent with these goals. The Prime Reserve Portfolio attempts to achieve this objective by investing in money market securities. Price Fixed Income Series offers this portfolio.

  THE GOVERNMENT SECURITIES PORTFOLIO

     The investment objective of the Government Securities Portfolio is the maximum current income over the intermediate term consistent with the preservation of capital, through investment in highly-rated debt securities, US Government obligations, and money market instruments, with a dollar weighted average life of up to ten years at the time of purchase. MONY Series Fund offers this portfolio.

  THE INTERMEDIATE BOND PORTFOLIO

     The investment objective of the Intermediate Bond Portfolio is to maximize income over the intermediate term consistent with the preservation of capital. The Portfolio seeks to achieve this objective by investing in highly rated debt securities, US Government obligations, and money market instruments, together having a dollar-weighted average life of between 4 and 8 years. MONY Series Fund offers this portfolio.

  THE LIMITED TERM BOND PORTFOLIO

     The investment objective of the Limited Term Bond Portfolio is to provide a high level of income consistent with moderate fluctuation in principal value. The Portfolio seeks to achieve this objective by investing primarily in investment-grade corporate bonds. The Price Fixed Income Series offers this portfolio.

  THE LONG TERM BOND PORTFOLIO

     The investment objective of the Long Term Bond Portfolio is to maximize income over the longer term consistent with preservation of capital. The Portfolio seeks to achieve its objective by investing in highly-rated debt securities, US Government obligations, and money market instruments, together having a dollar-weighted average life of more than 8 years. MONY Series Fund offers this portfolio.

  THE WORLDWIDE BOND FUND

     The investment objective of the Worldwide Bond Fund is to seek high total return through a flexible policy of investing globally, primarily in debt securities. The Van Eck Trust offers this fund.

  THE STOCK INDEX FUND

     The investment objective of the Stock Index Fund is to provide investment results that correspond to the price and yield performance of publicly traded stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Stock Index Fund offers this fund.

  THE EQUITY INCOME PORTFOLIO

     The investment objective of the Equity Income Portfolio is to provide substantial dividend income and also long-term capital appreciation. The Price Equity Series offers this portfolio.

  THE EQUITY PORTFOLIO

     The investment objective of the Equity Portfolio is long-term capital appreciation. The Portfolio seeks to achieve this investment objective by investing in a diversified portfolio of primarily equity securities selected on the basis of a value-oriented approach to investing. The Accumulation Trust offers this portfolio.

  THE CAPITAL APPRECIATION PORTFOLIO

     The investment objective of the Capital Appreciation Portfolio is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary goal. The Dreyfus Variable Investment Fund offers this portfolio.

  THE MANAGED PORTFOLIO

     The investment objective of the Managed Portfolio is to provide growth of capital over time. The Portfolio seeks to achieve this investment objective by investing in a portfolio consisting of common stocks, bonds and cash equivalents, the percentage of which will vary over time based on the investment manager's assessment of the relative investment values. The Accumulation Trust offers this portfolio.

  THE PERSONAL STRATEGY BALANCE PORTFOLIO

     The investment objective of the Personal Strategy Balanced Portfolio is to provide the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio seeks to achieve this investment objective by investing in a diversified portfolio of stocks, bonds, and money market securities determined by the portfolio manager's outlook for the economy and the financial markets. The Price Equity Series offers this portfolio.

  THE NEW AMERICA GROWTH PORTFOLIO

     The investment objective of the New America Growth Portfolio is to provide long-term capital growth by investing primarily in common stocks of U.S. growth companies operating in service industries. The Price Equity Series offers this portfolio.

  THE SMALL COMPANY VALUE PORTFOLIO

     The Small Company Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing in a diversified portfolio of primarily equity securities of companies with market capitalization of under $1 billion. Prior to May 1, 1998, the Small Company Value Portfolio was known as the Small Cap Portfolio. No change in the operation of this Portfolio resulted from the change in name. The Accumulation Trust offers this portfolio.

  THE SMALL COMPANY STOCK PORTFOLIO

     The investment objective of the Small Company Stock Portfolio is to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Russell 2500(TM) Index. This Portfolio invests primarily in a portfolio of equity securities of small- to medium-sized domestic issuers, while attempting to maintain volatility and diversification similar to the Russell 2500(TM) Index. The Dreyfus Variable Investment Fund offers this portfolio.

  THE INTERNATIONAL GROWTH PORTFOLIO

     The investment objective of the International Growth Portfolio is to provide capital appreciation, primarily through a diversified portfolio of non-United States equity securities. The Accumulation Trust offers this portfolio.

  THE INTERNATIONAL STOCK PORTFOLIO

     The investment objective of the International Stock Portfolio is to provide capital appreciation through investment primarily in established companies based outside the United States. The Price International Series offers this portfolio.

  THE WORLDWIDE EMERGING MARKETS FUND

     The investment objective of the Worldwide Emerging Markets Fund is to seek long-term capital appreciation by investing primarily in equity securities in emerging markets around the world, The Van Eck Trust offers this fund.

  THE WORLDWIDE HARD ASSETS FUND

     The investment objective of the Worldwide Hard Assets Fund (formerly the Gold and Natural Resources Fund) is to seek long-term capital appreciation by investing in equity and debt securities of companies engaged, directly or indirectly, to a significant extent in the exploration, development, production, or distribution of one or more of the following: (i) precious metals; (ii) ferrous and non-ferrous metals; (iii) gas, petroleum, petrochemicals or other hydrocarbons; (iv) forest products; (v) real estate; and
(vi) other basic non-agricultural commodities. Income is a secondary consideration. The Van Eck Trust offers this fund.

  THE HIGH YIELD BOND PORTFOLIO

     The investment objective of the High Yield Bond Portfolio is to provide maximum current income, primarily from debt securities that are rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Corporation. The Accumulation Trust offers this portfolio.

The trademarked terms "Standard & Poor's 500" and "S&P 500" are trademarks of The McGraw Hill Companies, Inc The trademarked term "Russell 2500(TM) Index" is a trademark of Frank Russell Company. The Dreyfus Stock Index Fund and the Dreyfus Variable Investment Fund are not sponsored, endorsed, sold, or promoted by The McGraw Hill Companies, Inc. or Frank Russell Company.

                                   THE POLICY

     The variable life insurance benefits of the Policies are funded through the Policy Owner's Account Value in the Variable Account and the Guaranteed Interest Account. The information included below describes the benefits, features, charges, and other major provisions of the Policies.

APPLICATION FOR A POLICY

     The Policy is a flexible premium variable life insurance contract that provides insurance on the life of an Insured. A Policy may be sold together with other related Policies forming a Case. A Policy may be owned individually, or by a corporation, trust, association, partnership or similar organization. As such it is designed to meet the needs of individuals and for corporations that wish to purchase life insurance benefits on the lives of key employees. Each applicant wishing to purchase the Policy must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corp. ("MSC"). The licensed agent will then submit the completed application to the Company. The Policy may also be sold through other broker-dealers authorized by MSC and applicable law to do so. Except for policies offered to residents of, or issued for delivery in, the State of Maryland, a Policy can be issued on the life of an Insured not less than Age 18 up to and including Age 80 with evidence of insurability satisfactory to the Company. The Insured's Age is calculated as of the Insured's birthday nearest the Policy Date. Acceptance is subject to the Company's underwriting rules, and the Company reserves the right to request additional information and to reject an application.

     The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount is $100,000, although the Specified Amount may be reduced to $50,000 if at least $50,000 face amount of Term Insurance Rider is added to the Policy. However, the Company also reserves the right to revise its rules from time to time to specify a different minimum Specified Amount and Target Death Benefit at issue for subsequent issued Policies.

     Each Policy is issued with a Policy Date, which is the date used to determine the Monthly Anniversary Day, Policy Months, Policy Years, and Policy monthly, quarterly, semiannual and annual Anniversaries. The Policy Date will be stated on Page 1 of the Policy. The Policy Date will normally be the later of the date that delivery of the Policy is authorized by the Company (the "Policy Release Date") or the Policy Date requested in the application. Except as provided under the temporary insurance procedures defined below, no premiums may be paid with the application.

  TEMPORARY INSURANCE COVERAGE

     If a specified amount of premium is paid with the application for a Policy, temporary term coverage may be available prior to the time that coverage under the Policy takes effect. Temporary term coverage is subject to the terms and conditions described in the application for the Policy.

     During the period of temporary term coverage, premiums paid with the application will be held in the Company's General Account. Except as provided below, interest will be credited on the premium (less any deductions from premiums) held in the Company's General Account. The interest rate will be set by the Company, but will not be less than 2.75 percent per year (or such higher rate as may be required by the state in which the Policy is issued.) If the Policy is issued and accepted, these amounts will be applied to the Policy. Premiums will be returned with interest to the applicant within 5 days after the date the Company sends notice to the applicant declining to issue any Policy on the Insured. Premiums will be returned without interest to the applicant in certain instances where the applicant refuses the Policy prior to completion of the underwriting process or if the Company declines to issue any Policy on the Insured where any required medical exams are not completed on a timely basis. See the Policy for details.

  INITIAL PREMIUM PAYMENT

     If the application is approved and the Policy is subsequently issued, the balance due (if any) of the first Scheduled Premium, as specified in the Policy, is payable upon delivery of the Policy. The Policy will take effect on the date the Policy is accepted by the applicant and the initial Scheduled Premium has been paid, or the Policy Date requested in the application, if later. If a specific Policy Date has not been requested or if the Policy Date requested is prior to the Policy Release Date, upon receipt of the balance due (if any), the amount attributable to the Policy (including any premiums held in the General Account under the Temporary Insurance Agreement plus any interest credited in the General Account, less deductions from premiums) will be transferred to the Money Market Subaccount of the Variable Account on the Policy Release Date pending expiration of the applicable Free Look Period. After such transfer, the monthly deduction due prior to or on the Policy Release Date will be made. Upon expiration of the Free Look Period, amounts to be allocated to the Subaccounts of the Variable Account will be allocated to those Subaccounts and amounts to be allocated to the Guaranteed Interest Account will be allocated to that Account. (See "Right to Examine A Policy -- Free Look Period," page 19.)

  POLICY DATE

     If a specific Policy Date for the Policies forming a Case has been requested which is later than the Policy Release Date, the amount attributable to any such Policy will be initially held in the General Account until the Policy Date. On the Policy Date, the amount attributable to a Policy less any deductions from premiums for the period commencing with the Policy Date will be transferred to the Money Market Subaccount pending expiration of the applicable Free Look Period. Upon the expiration of the applicable Free Look Period, amounts allocated to the Subaccounts will be allocated to those Subaccounts and amounts allocated to the Guaranteed Interest Account will be allocated to that Account. See "Right to Examine A Policy -- Free Look Period," page 19.

     Subject to the Company's approval, a Policy may be backdated, but the Policy Date may not be more than six months (a shorter period is required in certain states) prior to the date of the application. Backdating can be advantageous if the Insured's lower issue Age results in lower cost of insurance rates. If the Policy is backdated, the initial Scheduled Premium will include sufficient premium to cover additional charges incurred for the backdating period, since monthly deductions are made for the period the Policy Date is backdated.

  RISK CLASSIFICATION AND EVIDENCE OF INSURABILITY

     Insureds are assigned to underwriting (risk) classes which are used in calculating the cost of insurance and certain Rider charges. In assigning Insureds to underwriting classes, the Company will use the medical or paramedical underwriting method, which may require a medical examination of a proposed Insured, for any contract that does not meet the Company's guaranteed issue standards. Guaranteed issue underwriting may be used when deemed appropriate by the Company. See "Charges and Deductions -- Cost of Insurance," page 36.

RIGHT TO EXAMINE A POLICY -- FREE LOOK PERIOD

     The Free Look Period follows the application for a Policy and its issuance to the Policy Owner. The period runs to the latest of the date which is (a) 45 days after Part I of the application is signed, (b) 10 days (or longer in certain states) after the Policy Owner receives the Policy or (c) 10 days after the Company mails or personally delivers a notice of withdrawal right to the Policy Owner. During the Free Look Period, the Policy Owner may cancel the Policy and receive a refund of the full amount of the premium paid. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. See "Allocation of Net Premiums," page 22.

PREMIUMS

     The Policy is a flexible premium Policy, which allows the Policy Owner to determine, subject to the limitations described below, the amount and frequency of premium payments.

  CASE PREMIUMS

     Generally, the Company will not issue a Policy unless the sum of the premiums to be received by the Company in the first Policy year for the Policy and any other Policies representing a Case equal or exceed $100,000. The Company may, in its sole discretion, allow a reduced minimum Case premium in Cases which meet our rules for exceptions.

  PREMIUM FLEXIBILITY

     The Company requires a Policy Owner to pay an amount equal to at least one fourth the Minimum Annual Premium to place a Policy in force. If the premiums are to be paid less often than annually, the premium required to place the Policy in force is equal to the lesser of the Minimum Annual Premium divided by the frequency of Scheduled Premiums, or 25% of the Minimum Annual Premium. This Minimum Annual Premium will be based upon the Policy's Specified Amount and the Age, smoking status, gender (unless unisex cost of insurance rates apply, see "Cost of Insurance," page 36), and underwriting class of the Insured, and any Riders added to the Policy. Thereafter, subject to the limitations described below, a Policy Owner may choose the amount and frequency of premium payments. The Policy, therefore, provides the Policy Owner with the flexibility to vary premium payments to reflect varying financial conditions.

  SCHEDULED PREMIUMS

     When applying for a Policy, a Policy Owner will determine a Scheduled Premium that provides for the payment of level premiums at fixed intervals over a specified period of time. Each Policy Owner will receive a premium reminder notice for the Scheduled Premium amount on either an annual, semiannual, quarterly or monthly basis, at the option of the Policy Owner. After the Minimum Annual Premium has been paid, the minimum Scheduled Premium for any Policy is equal to $100. Although reminder notices will be sent, the Policy Owner may not be required to pay Scheduled Premiums.

     Payment of the Scheduled Premiums will not guarantee that a Policy will remain in force. Instead, unless the Guaranteed Death Benefit Rider has been elected and all requirements have been met, the duration of the Policy depends upon the Policy's Account Value less Outstanding Debt. Even if the Scheduled Premiums are paid, if the Guaranteed Death Benefit provision does not apply, the Policy will lapse any time the Account Value less Outstanding Debt is insufficient to pay the current monthly deduction and a Grace Period expires without sufficient payment.

  CHOICE OF DEFINITION OF LIFE INSURANCE TESTS

     When applying for the Policy, the Policy Owner will choose which of the two tests for compliance with the Federal tax law definition of life insurance will apply to the Policy. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 40. The Death Benefit Percentage applied to the Policy varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the Death Benefit Percentage varies according to the attained Age of the Insured. See Appendices A and B. If the Cash Value Accumulation Test is chosen, the Death Benefit Percentage varies according to the attained Age, gender (unless unisex cost of insurance rates apply) and smoking status of the Insured. See Appendices C, D, E, and F.

     If the Guideline Premium/Cash Value Corridor Test is chosen, premium payments that may be made for the death benefit of the Policy may be limited. On the other hand, if the Cash Value Accumulation Test is chosen, premiums are not limited for the death benefit of the Policy. Generally speaking, however, the Cash Value Accumulation Test may require higher amounts of death benefit in the future compared to the Guideline Premium/Cash Value Corridor Test, since the Death Benefit Percentage related to the Cash Value Accumulation Test is greater than that of the Guideline Premium/Cash Value Corridor Test. This may ultimately translate into higher cost of insurance charges in the future which may reduce the long-term performance of the Policy.

  GUARANTEED DEATH BENEFIT RIDER PREMIUMS

     When application for the Policy is made, the applicant will also have the opportunity to elect the Guaranteed Death Benefit Rider, which may extend the period that the Specified Amount of the Policy will remain in effect. An extra charge will be deducted from the Account Value each month and premiums at least equal to the cumulative Monthly Guarantee Premium must have been paid. See "Guaranteed Death Benefit Rider," page 26.

     If on each Monthly Anniversary Day the Account Value exceeds Outstanding Debt, the Guaranteed Death Benefit Rider will keep the Policy in force to the Maturity Date provided that the cumulative Monthly Guarantee Premium due to date has been paid. The Monthly Guarantee Premium depends on the Specified Amount of the Policy, the Insured's age, gender, smoking status and underwriting class, and any additional insurance benefits added by Rider (including the cost of Term Insurance Rider, if any). For Policies with no Rider coverage other than the Guaranteed Death Benefit Rider, the Monthly Guarantee Premium times 12 will be equal to the guideline annual premium for Death Benefit Option I determined in accordance with the Federal income tax law definition of life insurance. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 39. Adding other optional insurance benefits by Rider to the Policy will increase the Monthly Guarantee Premium above those indicated.

     It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the Scheduled Premium for the Policy.

     The Guaranteed Death Benefit Rider is not available on Policies offered or issued for delivery to residents of the Commonwealth of Massachusetts or the State of Texas.

  MODIFIED ENDOWMENT CONTRACTS

     The amount, frequency and period of time over which a Policy Owner pays premiums may affect whether the Policy will be classified as a modified endowment contract, which is a type of life insurance contract subject to different tax treatment for certain pre-death distributions than conventional life insurance contracts. See "Federal Income Tax Considerations -- Modified Endowment Contracts," page 42.

  UNSCHEDULED PREMIUM PAYMENTS

     Generally, the Policy Owner can make unscheduled premium payments at any time and in any amount as long as each payment is at least $250. The Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable, although such a premium may be accepted with satisfactory evidence of insurability. A premium payment would result in an immediate increase if the death benefit under a Policy is, or upon acceptance of the premium would be, equal to a Policy Owner's Cash Value multiplied by a Death Benefit Percentage as a result of the Federal income tax law definition of life insurance. See "Death Benefits Under the Policy," page 22 and "Federal Income Tax Considera-tions -- Definition of Life Insurance," page 40. If satisfactory evidence of insurability is not received, the payment, or a portion thereof may be returned. In addition, all or a portion of a premium payment will be rejected and returned to the Policy Owner if it would exceed the maximum premium limitations prescribed by the Guideline Premium/Cash Value Corridor Test under Federal income tax law definition of life insurance, if applicable.

     Unscheduled premium payments will be treated as premium payments and not as a repayment of Outstanding Debt unless a Policy Owner requests otherwise. If the Policy Owner does request that the payment be treated as a repayment of Outstanding Debt, any portion of a payment that exceeds the amount of Outstanding Debt will be applied to the Account Value as a Scheduled Premium Payment. Applicable taxes and sales charges are not deducted from payments used as a repayment of Outstanding Debt, but are deducted from any payment which constitutes a premium payment.

  PREMIUM PAYMENTS AFFECT THE CONTINUATION OF THE POLICY

     If premium payments are stopped, temporarily or permanently, the Policy will continue in effect until the Account Value less any Outstanding Debt can no longer cover the monthly deductions from the Account Value for the Policy and any optional insurance benefits added by Rider. At that point, the Policy will lapse. See "Grace Period and Lapse," page 33. If the Guaranteed Death Benefit Rider is in effect, the Specified Amount of the Policy will remain in force until the Maturity Date if premium payments required by the Rider have been made and Account Value exceeds Outstanding Debt. See "Guaranteed Death Benefit Rider," page 26.

     Certain charges will be deducted from each premium payment. See "Charges and Deductions," page 35. The remainder of the premium, referred to as the "net premium", will be allocated as described below under "Allocation of Net Premiums."

ALLOCATION OF NET PREMIUMS

     In the application for the Policy, the Policy Owner selects the Subaccounts of the Variable Account or the Guaranteed Interest Account to which net premium payments will be allocated. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. The Account Value related to the net premiums will be automatically allocated according to the Policy Owner's instructions contained in the application at the end of the Free Look Period. Net premiums received after the Free Look Period will be allocated upon receipt among the Subaccounts of the Variable Account and the Guaranteed Interest Account according to the Policy Owner's most recent instructions. If instructions for allocation of premiums are not included in the application or are incomplete, all allocations will be made to the Money Market Subaccount until a subsequent notification of allocation percentages is received.

     Net premiums may be allocated in whole percentages to any number of Subaccounts and to the Guaranteed Interest Account, provided that no allocation may be for less than 10% of a net premium. Allocation percentages must sum to 100%. Available allocation alternatives include the available Subaccounts and the Guaranteed Interest Account.

     A Policy Owner may change the allocation of net premiums at any time by submitting a proper written request to the Customer Service Center. The revised allocation percentages will be applied within seven days from receipt of notification.

     Unscheduled premium payments may be allocated by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 10% limit on allocation percentages does not apply.

DEATH BENEFITS UNDER THE POLICY

     When the Policy is issued, the Company will determine the initial amount of insurance based on the instructions provided in the application. The death benefit consists of a "Specified Amount" of insurance coverage and, if desired, an additional amount of insurance coverage which is added by Term Insurance Rider.

The amount of the Term Insurance Rider is defined by the Target Death Benefit. The Specified Amount is level until the Maturity Date unless changed by the Policy Owner. The Target Death Benefit can be scheduled at issue in level, increasing or decreasing amounts over the lifetime of the Insured. The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount is $100,000, although the Specified Amount may be reduced to $50,000 if at least $50,000 of Term Insurance Rider is added to the Policy. The Target Death Benefit and the Specified Amount will be shown on the specifications page of the Policy.

     As described below, over time the Base Death Benefit may vary from the Specified Amount. This may result from the operation of a death benefit Option, increases to comply with the Federal income tax law definition of life insurance, changes in the death benefit Option or increases or decreases requested by the Policy Owner.

     The Term Insurance Rider provides term insurance coverage which adjusts automatically to equal the difference between the Target Death Benefit and the Base Death Benefit. The Term Insurance Rider does not have a separate premium; the cost is included in the monthly deductions discussed below. See "Term Insurance Rider," page 27.

     For so long as the Policy remains in force, the Company will, upon proof of the death of an Insured, pay the death benefit proceeds to the named Beneficiary. Death benefit proceeds will consist of the Base Death Benefit under the Policy, plus any amount provided by the Term Insurance Rider, reduced by any Outstanding Debt (and, if in the Grace Period, further reduced by any overdue charges). Death benefit proceeds may be paid to a Beneficiary in a lump sum or under a payment plan offered under the Policy. The Policy should be consulted for details.

  DEATH BENEFIT OPTIONS

     Each Policy Owner may select one of two death benefit Options: Option I, or Option II. Generally the applicant designates the death benefit Option in the application. Subject to certain restrictions, the Policy Owner can change the death benefit Option selected. So long as the Policy remains in force, the Base Death Benefit under any Option will never be less than the Specified Amount of the Policy, as adjusted from time to time.

  OPTION I

     Under Option I, the Base Death Benefit will be equal to the Specified Amount of the Policy on the date of death plus the increase, if any, in the Account Value since the last Monthly Anniversary Day, or, if greater, the Cash Value on the date of death multiplied by a Death Benefit Percentage. The Death Benefit Percentages vary according to the Age of the Insured (and, if the Cash Value Accumulation Test is chosen, the smoking status and gender (except for unisex Policies) of the Insured) and the choice of definition of life insurance test chosen by the Policy Owner at the time of application for the Policy, and will be at least equal to the percentage defined in the Internal Revenue Code, which addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 40. Policy Owners who are seeking to have favorable investment performance reflected in increasing Account Value, and not in increasing insurance coverage should choose Option I.

  OPTION II

     Under Option II, the Base Death Benefit will be equal to the Specified Amount of the Policy plus the Account Value on the date of death, or, if greater, the Cash Value on the date of death multiplied by a Death Benefit Percentage. The Death Benefit Percentage is the same as that used in connection with Option I. The death benefit under Option II will vary as Account Value varies. Therefore, Policy Owners who seek to have favorable investment performance reflected in increased insurance coverage should choose Option II.

     Federal income tax law requires the Base Death Benefit to be at least as great as the Cash Value times a Death Benefit Percentage which is defined in the law. These percentages are determined based upon the Insured's Age and premium class at any point in time as well as the test for compliance selected in the original application for this Policy. See "Federal Income Tax
Considerations -- Definition of Life Insurance," page 40. We will adjust the Base Death Benefit if necessary to qualify the death benefit of the policy as life insurance under the applicable provisions of the Federal income tax laws in existence at the time the Policy is issued.

     In addition, the Policy Owner has the option at issue to select an alternate Death Benefit Percentage that may produce a higher Base Death Benefit amount beginning the later of the Insured's age 55 or 10 years following Policy issue. This alternate Death Benefit Percentage grades back to the Federal income tax law Death Benefit Percentage at the Maturity Date. Use of the alternate Death Benefit Percentage results in a higher ratio of Base Death Benefit to Account Value than that resulting from the use of the IRS' Death Benefit Percentage beginning the later of the Insured's age 55 or 10 years following Policy issue. This higher percentage then gradually reduces until, by the Maturity Date, it is equal to the ratio produced by the use of the IRS' Death Benefit Percentage. Although use of the alternate Death Benefit Percentage results in a higher Base Death Benefit than the IRS' Death Benefit Percentage, this higher Base Death Benefit results in higher cost of insurance charges which has the effect of reducing the Account Value and consequently future Base Death Benefits. The election of the alternate Death Benefit Percentage may be eliminated at any time; once eliminated, it cannot be reinstated. (See Appendix B, E, and F for alternate death benefit percentages.)

  CHANGES IN DEATH BENEFIT OPTION

     A Policy Owner may request that the death benefit under the Policy be changed from Option I to Option II, or from Option II to Option I. Changes in the death benefit Option may be made on any Monthly Anniversary Day and should be made in writing to the Customer Service Center. A change from Option II to Option I may be made without evidence of insurability; a change from Option I to Option II will require evidence of insurability satisfactory to the Company. The effective date of any such change requested between Monthly anniversaries will be the next Monthly Anniversary Day after the change is accepted.

     A change in the death benefit Option from Option I to Option II is accomplished by reducing the Specified Amount of the Policy by the amount of the Policy's Account Value at the date of the change. This maintains the Base Death Benefit payable under Option II at the amount that would have been payable under Option I immediately prior to the change. Although there is no immediate change in the Base Death Benefit, the change to Option II will affect the determination of the Base Death Benefit from that point on since the Account Value will then be added to the new Specified Amount, and the Base Death Benefit will then vary with Account Value. This change will not be permitted if it would result in a new Specified Amount of less than the minimum the Company requires to issue the Policy at the time of the change.

     A change in the death benefit Option from Option II to Option I is accomplished by increasing the Specified Amount of the Policy. The new Specified Amount will be an amount equal to the Specified Amount before the change plus the Account Value on the date of the change. From that point on, the Base Death Benefit will be based on the new Specified Amount. Although the Base Death Benefit at the time of the Option change remains the same, the change from Option II to Option I will generally reduce the Base Death Benefit in the future below the amount that would have been payable under Option II.

     Although these increases and decreases in the Specified Amount are made so that the Base Death Benefit remains the same on the date of the change, the change in Option may affect the monthly cost of insurance charge in the future since this charge varies with the Net Amount at Risk, which generally is the amount by which the Base Death Benefit exceeds Account Value. See "Cost of Insurance," page 35. Assuming that the Policy's Base Death Benefit is not based on the Death Benefit Percentage under either Option, changing from Option II to Option I will generally decrease the future Net Amount at Risk, and therefore decrease the prospective cost of insurance charges. Changing from Option I to Option II will generally result in a Net Amount at Risk that remains level in the future. Such a change, however, will result in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.

CHANGES IN DEATH BENEFIT AMOUNTS

     The Target Death Benefit and Specified Amount of a Policy may be increased or decreased after issue, subject to the rules defined below. Increases and decreases may be scheduled at issue ("scheduled increases" or "scheduled decreases", respectively) or may be requested after issue by the Policy Owner ("unscheduled increases" or "unscheduled decreases", respectively). Scheduled increases or decreases will be effective on the requested date. Any request for an unscheduled increase or decrease in death benefits must be made by written application to the Customer Service Center. Unscheduled increases or decreases will become effective on the Monthly Anniversary Day which follows the Company's approval of the requested change. A change in death benefit amounts may be made at any time, provided that increases in death benefits are not permitted on or after the Insured's Age 81. Any change in death benefits may not be for an amount less than $10,000.

  SCHEDULED INCREASES IN DEATH BENEFITS

     Increases in the Target Death Benefit may be scheduled at the time of application for the Policy or made at the time of an application for an Unscheduled Increase. Scheduled increases in the Specified Amount are not allowed, therefore the entire increase in the Target Death Benefit will be reflected as an increase in the amount of Term Insurance Rider. Since these increases are scheduled (and therefore underwritten) at issue, evidence of insurability will not be required at the time of the increase. Scheduled increases do not create new coverage segments. See "Unscheduled Increases in Death Benefits," below.

  UNSCHEDULED INCREASES IN DEATH BENEFIT

     A Policy Owner may request an unscheduled increase in the Target Death Benefit or Specified Amount of a Policy at any time prior to the Insured's Age 81 (at any time prior to the Insured's Age 65 for Policies which have been issued on a guaranteed issue basis) subject to approval from the Company. Additional evidence of insurability satisfactory to the Company will be required for an increase. An unscheduled increase will not be given for increments of less than $10,000.

     An unscheduled increase in the Specified Amount will increase the Target Death Benefit by an equal amount so the Term Insurance Rider amount will remain unchanged after the increase. An unscheduled increase in the Target Death Benefit may consist of any combination of increases in Specified Amount and/or Term Insurance Rider. Unless otherwise indicated, any request for an unscheduled increase to the Target Death Benefit will be assumed to also be a request for an increase to the Specified Amount so that the amount of Term Insurance Rider, if included on the Policy at the time of the increase, will not change.

     An unscheduled increase in the death benefits will create a new "coverage segment" for which cost of insurance and other charges will be computed separately. See "Charges and Deductions," page 34. In addition, if the Specified Amount is increased, additional Sales Charges associated with the Policy will be incurred. The Sales Charge for the increase in Specified Amount is calculated in a similar manner as for the original Specified Amount. The Target Premiums, and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted prospectively to reflect the increase in death benefits. If the death benefits are increased at the same time that a premium payment is received, the increase will be processed before the premium payment is processed.

     If an unscheduled increase creates a new coverage segment of Specified Amount, premiums paid after the increase will be allocated to the original and the new coverage segments in the same proportion that the guideline annual premiums defined by the Federal income tax laws for each segment bear to the sum of the guideline annual premiums for all segments.

     Increases in Specified Amount resulting from a change in death benefit Option do not create new coverage segments, rather, they increase the size of the oldest coverage segments of Specified Amount. Therefore, cost of insurance and other charges are not computed separately for increases resulting from a death benefit Option change.

     Increasing the Specified Amount will generally increase the Base Death Benefit of the Policy. The amount of change in the Base Death Benefit will depend, among other things, upon the death benefit Option chosen by the Policy Owner and whether the Base Death Benefit under the Policy is being calculated using a Death Benefit Percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of the Base Death Benefit while the Policy is in force and the subsequent level of Policy values. For example, an increase in Specified Amount may increase the Net Amount at Risk under a Policy, which will increase a Policy Owner's cost of insurance charges over time.

  DECREASES IN DEATH BENEFITS

     Any decrease in death benefits (whether scheduled or unscheduled) will reduce the Target Death Benefit of the Policy and may reduce the Specified Amount. Decreases due to a death benefit Option change will not reduce the Target Death Benefit but may reduce the Specified Amount. Any decrease, not associated with an Option change, will first be applied to reduce the coverage segments of Term Insurance Rider associated with the most recent increases, then the next most recent increases successively, and finally to the original coverage segment of Term Insurance Rider. After all coverage segments of Term Insurance Rider have been entirely eliminated, then coverage segments of the Specified Amount will be reduced in a similar order. Any decrease associated with an Option change will maintain the net amount at risk for each coverage layer at the time of the change. A decrease other than one related to a Partial Surrender or death benefit Option change will not be permitted if less than $10,000. In addition, no transaction will be permitted if the Specified Amount would fall below the minimum we require to issue the Policy at the time of the reduction.

     The required premiums under the Guaranteed Death Benefit Rider, if applicable, will be adjusted for the decrease in death benefits. If the Target or Specified Amount is decreased, Target premiums will also be adjusted for the decrease. If the death benefits are decreased at the same time that a premium payment is received, the decrease will be processed before the premium payment is processed.

     The Company reserves the right to disallow a requested decrease, and will not permit a requested decrease, among other reasons, (i) if compliance with the guideline premium limitations under Federal tax law resulting from the requested decrease would result in immediate termination of the Policy, or (ii) if, to effect the requested decrease, payments to the Policy Owner would have to be made from Account Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Account Value under the Policy. If we do not approve a change you have requested, we will send you a written notice of our decision about making the change. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 40.

     Decreasing the Specified Amount will generally decrease the Base Death Benefit. The amount of change in the Base Death Benefit will depend, among other things, upon the death benefit Option chosen by the Policy Owner and whether the Base Death Benefit under the Policy is being calculated using a Death Benefit Percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of the Base Death Benefit while the Policy is in force and the subsequent level of Policy values. For example, a decrease in Specified Amount may decrease the Net Amount at Risk, which will decrease a Policy Owner's cost of insurance charges over time.

GUARANTEED DEATH BENEFIT RIDER

     Generally, the length of time the Policy remains in force depends on the Account Value less Outstanding Debt. Because the charges that maintain the Policy are deducted monthly from the Account Value, coverage will last as long as the Account Value less Outstanding Debt is sufficient to pay these charges. See "Grace Period and Lapse," page 34. The investment experience of any amounts in the Subaccounts of the Variable Account and the interest earned in the Guaranteed Interest Account will affect the amount of the Account Value and, as a result, the length of time the Policy remains in force without the payment of additional premiums.

     When application for a Policy is made, the Policy Owner will have the opportunity to elect the Guaranteed Death Benefit Rider, which may extend to the Maturity Date the period that the Specified Amount of the Policy will remain in effect if the Subaccounts suffer adverse investment experience. Premiums required by the Rider vary depending on the Specified Amount as well as other factors. See "Guaranteed Death Benefit Rider Premiums," page 21.

     Determination as to whether the Guaranteed Death Benefit Rider will remain in effect is made as follows: On each Monthly Anniversary Day, two tests will be performed: under the first test Account Value must exceed Outstanding Debt; and under the second test (i) the actual premiums paid, less the amount of any Partial Surrenders (and any fees imposed as a result of the Partial Surrender) must equal or exceed (ii) the Monthly Guarantee Premium for the Rider times the number of complete months since the Policy Date. If the Policy fails to meet either test on any Monthly Anniversary Day, the Guaranteed Death Benefit Rider will enter a grace period, and unless sufficient payment is received by the Company, the Rider will lapse. See "Grace Period and Lapse -- If Guaranteed Death Benefit Rider Is in Effect," page 34. Once it has lapsed, the Guaranteed Death Benefit Rider can not be reinstated. Thereafter the normal test for lapse will apply.

     Coverage provided by the Term Insurance Rider and any amount by which the Base Death Benefit exceeds the Specified Amount are not protected by the Guaranteed Death Benefit Rider.

     There is a charge for the Guaranteed Death Benefit Rider. See "Guaranteed Death Benefit Charge," page 38. This charge will end if at any time the Policy fails the monthly tests.

     Please refer to the Policy for additional information on the Guaranteed Death Benefit Rider.

     The Guaranteed Death Benefit Rider is not available on Policies offered or issued for delivery to residents of the Commonwealth of Massachusetts or the State of Texas.

OTHER OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, a Policy Owner may elect to add one or more of the optional insurance benefits described below to the Policy at the time of application for a Policy. These other optional insurance benefits are added to the Policy by Rider. Certain restrictions may apply and are described in the applicable Rider. In addition, adding or canceling these benefits may have an effect on the Policy's status as a modified endowment contract. See "Federal Income Tax Considerations -- Modified Endowment Contracts," page 42. An insurance agent authorized to sell the Policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

     From time to time we may make available Riders other than that listed below. Contact an insurance agent authorized to sell the Policy for a complete list of the Riders available.

  TERM INSURANCE RIDER

     The Policy can be issued with a Term Insurance Rider as a portion of the total death benefit. This Rider provides term life insurance on the life of the Insured, which is annually renewable to attained Age 95. As described below, the amount of the coverage provided under the Rider varies over time.

     At issue, a schedule of death benefit amount called the "Target Death Benefit" is established. The Target Death Benefit may be varied as often as each Policy year, and, subject to the Company's rules, may be changed after issue. See "Death Benefits Under the Policy," page 22.

     The amount of Term Insurance Rider in force at any time is equal to the difference between the scheduled Target Death Benefit and the Base Death Benefit in effect. The Rider is dynamic in that it adjusts for variations in the Base Death Benefit under the Policy (e.g., changes resulting from the Federal income tax law definition of life insurance). The Company generally restricts the amount of the Target Death Benefit at issue to an amount not more than 900% of the Specified Amount. For example, if the Specified Amount is $100,000 then the maximum amount of Target Death Benefit allowed is $900,000.

     For example, assume the Base Death Benefit varies according to the following schedule. The Term Insurance Rider will adjust to provide death proceeds equal to the Target Death Benefit each year:

BASE DEATH BENEFIT   TARGET DEATH BENEFIT   TERM INSURANCE RIDER AMOUNT
------------------   --------------------   ---------------------------
     $500,000              $550,000                   $50,000
     $501,500              $550,000                   $48,500
     $501,250              $550,000                   $48,750

     Since the Term Insurance Rider is dynamic, it is possible that the Rider may be eliminated entirely as a result of increases in the Base Death Benefit. Using the above example, if the Base Death Benefit grew to $550,000, the Term Insurance Rider would be reduced to zero. (It can never be reduced below zero.) Even though the Rider amount is reduced to zero, the Rider will remain in effect until it is removed from the Policy. Therefore, if the Base Death Benefit is subsequently reduced below the Target Death Benefit, a Rider amount will reappear as needed to maintain the Target Death Benefit at the requested level.

     There is no defined premium for the Term Insurance Rider, instead, the cost of the Rider is added to the monthly deductions, and is based on the Insured's attained Age and premium class. The Company may adjust the rate charged for the Rider from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the Rider for that Policy Year. The cost for the Rider is added to the Company's calculation of the Monthly Guarantee Premium and to the calculation of the Minimum Annual Premium.

BENEFITS AT MATURITY

     If the Insured is living on the Maturity Date, the Company will pay to the Policy Owner, as an endowment benefit, the Account Value of the Policy less Outstanding Debt. Payment ordinarily will be made within seven days of the Policy Anniversary, although payments may be postponed in certain circumstances. See "Payments," page 49.

POLICY VALUES

  ACCOUNT VALUE

     The Account Value is the sum of the amounts under the Policy held in each Subaccount of the Variable Account and any Guaranteed Interest Account, as well as the amount set aside in the Company's Loan Account, and any interest thereon, to secure Outstanding Debt.

     On each Valuation Date, the portion of the Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. On each Monthly Anniversary Day, the portion of the Account Value allocated to a particular Subaccount also will be adjusted to reflect the assessment of the monthly deduction. See "Determination of Account Value," page
29. No minimum amount of Account Value is guaranteed. A Policy Owner bears the risk for the investment experience of Account Value allocated to the Subaccounts.

  SURRENDER VALUE

     The Owner can surrender a Policy at any time while the Insured is living and receive its Cash Value less any Outstanding Debt. The Cash Value of the Policy equals the Account Value plus any applicable refund of Sales Charges. Thus, the Cash Value will exceed the Policy's Account Value by the refund amount in the three years following Policy issuance. Once the refund of Sales Charges has expired, the Surrender Value will equal the Account Value (less any Outstanding Debt). See "Full Surrender," page 33.

DETERMINATION OF ACCOUNT VALUE

     Although the death benefit under a Policy can never be less than the Policy's Specified Amount, the Account Value will vary depending upon several factors, including the investment performance of the Subaccounts to which Account Value has been allocated, payment of premiums, the amount of any Outstanding Debt, Partial Surrenders, and the charges assessed in connection with the Policy.

     The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios of the Funds. The value of the Subaccounts will reflect the investment experience of the corresponding Portfolio. The investment experience reflects the investment income, realized and unrealized capital gains and losses and expenses of the Portfolio and any dividends or distributions declared by a Portfolio. Any dividends or distributions from any Portfolio of the Funds will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Variable Account, elects otherwise.

     Amounts allocated to the Subaccounts are measured in terms of Units, which are a measure of value used for bookkeeping purposes. The value of amounts invested in each Subaccount is represented by the value of the Units credited to the Policy for that Subaccount. On any given day, the amount in a Subaccount of the Variable Account is equal to the Unit value times the number of Units credited to the Policy in that Subaccount. The Units of each Subaccount will have different Unit values.

     Units of a Subaccount are purchased (credited) whenever premiums or transfer amounts (including transfers from the Loan Account) are allocated to that Subaccount. Units are redeemed (debited) to make Partial Surrenders, to transfer amounts from a Subaccount (including transfers to the Loan Account), upon a full surrender, and to pay the death benefit when the Insured dies. Units are also redeemed to pay monthly deductions from the Policy's Account Value and for Policy transaction charges. The number of Units purchased or redeemed in connection with any such transaction is determined by dividing the dollar amount of such transaction by the Unit Value of the affected Subaccount, calculated after the close of business that day. The number of Units changes only as a result of Policy transactions or charges; the number of Units credited will not change because of subsequent changes in Unit Value.

     Transactions are processed as of the Transaction Date. The Transaction Date is the date a premium or an acceptable written request is received at the Customer Service Center. If the premium or request reaches the Customer Service Center on a day which is not a Valuation Date, or after the close of business on a Valuation Date (that is, after 4:00 p.m. Eastern Time), the Transaction Date will be the next succeeding Valuation Date. All Policy transactions are performed as of a Valuation Date. If a Transaction Date or Monthly Anniversary Day occurs on a day other than a Valuation Date (e.g., on a Saturday), the calculation will take place on the next Valuation Date (e.g., on the following Monday).

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

     The Unit Value of a Subaccount on any Valuation Date is calculated by the Company on every Valuation Date as follows:

          1. Calculate the value of the shares of the Portfolio belonging to the Subaccount as of the close of business that Valuation Date (before giving effect to any Policy transactions for that day, such as premium payments or surrenders). For this purpose, the Net Asset Value per share reported to the Company by the managers of the Portfolio is used.

          2. Add the value of any dividends or capital gains distributions declared and reinvested by the Portfolio during the Valuation Period. Subtract from this amount a charge for taxes, if any.

          3. Divide the resulting amount by the number of Units held in the Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

     The Unit Value of each Subaccount on its first Valuation Date was set at $10.00.

TRANSFER OF ACCOUNT VALUE

     Account Value may be transferred after the Free Look Period among the Subaccounts by the Policy Owner upon proper written request to the Customer Service Center. Currently, there are no limitations on the number of transfers between Subaccounts, no minimum amount required for a transfer, nor any minimum amount required to remain in a given Subaccount after a transfer. Further, no transfer may be made if a Policy is in the Grace Period and a payment required to avoid lapse is not paid. See "Grace Period and Lapse," page 34. A charge of $50 is imposed on Policy transfers in excess of twelve in any Policy year.

     Account Value may also be transferred after the Free Look Period and within specified limits from the Subaccounts to the Guaranteed Interest Account; however, such a transfer will only be permitted in the Policy month following a Policy Anniversary and the total amount allocated or transferred to the Guaranteed Interest Account cannot exceed $250,000. Transfers from the Guaranteed Interest Account to the Subaccounts are also restricted as described in "The Guaranteed Interest Account," page 47.

POLICY OWNER SERVICES

     The Company currently offers Policy Owners two services: Dollar Cost Averaging and Automatic Rebalancing. These services may be terminated at any time; Owners of Policies in force at the time of termination utilizing these services will receive 30 days prior notice. There currently are no charges for these services and any transfers as a result of the operation of these services are not counted toward the limit of 12 transfers per Policy Year without a transfer charge. If the Company elects to impose a charge for these services, Owners of Policies in force at that time utilizing these services will receive 30 days prior notice. These services involve the sale of Units in one or more Subaccounts and the purchase of Units in one or more other Subaccounts. This may result in a loss of Account Value.

  DOLLAR COST AVERAGING

     Dollar Cost Averaging is available to Owners of Policies with at least $5,000 of Account Value allocated to the Money Market Subaccount. The main objective of Dollar Cost Averaging is to protect the Account Value from short-term price fluctuations. Since under Dollar Cost Averaging the same dollar amount is transferred to other Subaccounts each period, more units are purchased in a Subaccount if the value per unit that period is low, and fewer units are purchased if the value per unit that period is high. This plan of investing keeps the Policy Owner from investing too much when the price of shares is high and too little when the price of shares is low. There is no guarantee that this service will generate a profit or avoid a loss.

     If Dollar Cost Averaging is elected by completing and returning to the Company at the Customer Service Center the form provided by the Company, a designated dollar amount of Account Value will be transferred automatically from the Money Market Subaccount to one or more other Subaccounts of the Variable Account each period. Dollar Cost Averaging allocations may be made either monthly or quarterly. (Dollar Cost Averaging transfers may not be made to the Guaranteed Interest Account.) Dollar Cost Averaging may be terminated at a designated date or when the Money Market Subaccount reaches a pre-defined minimum balance.

     Each transfer under Dollar Cost Averaging must be at least $250. Each automatic monthly transfer will take place on the 10th day of each calendar month; automatic quarterly transfers take place on the 10th day of the last month of each calendar quarter. If Dollar Cost Averaging is elected at the time of application, transfers will begin in the appropriate calendar month following completion of the Free Look Period. If elected after issuance of the Policy, transfers will begin in the appropriate calendar month which is at least 30 days following our receipt of the request for Dollar Cost Averaging. If, at the time of any transfer, the amount in the Money Market Subaccount is equal to or less than the amount elected to be transferred, the entire remaining balance will be transferred and Dollar Cost Averaging will end. The amount to be transferred or the Subaccounts to which transfers are to be made may be changed once each Policy year. Dollar Cost Averaging may be canceled at any time by sending notice to our Customer Service Center which is received at the Center at least 10 days before the next transfer date.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will take place first. Automatic Rebalancing will begin only after a monthly or quarterly Dollar Cost Averaging transfer has been completed.

  AUTOMATIC REBALANCING

     Automatic Rebalancing provides a method for maintaining a balanced approach to allocating Account Values among Subaccounts and simplifies the process of asset allocation over time.

     Automatic Rebalancing may be elected when application for a Policy is made or at any subsequent time by completing and returning to the Company at the Customer Service Center the form provided by the Company. Automatic Rebalancing matches Subaccount Account Value allocations over time to the most recently filed allocation percentages for new premiums allocated to the Subaccounts. As of the 10th day of the last month of each calendar quarter, the Company will automatically re-allocate the amounts in each of the Subaccounts into which premiums are allocated to match the premium allocation percentages. This will rebalance Subaccount Account Values that may be out of line with the allocation percentages indicated, which may result, for example, from Subaccounts which underperform other Subaccounts in certain quarters. Allocations to the Guaranteed Interest Account will not be rebalanced.

     If Automatic Rebalancing is elected with the application, the first transfer will occur on the 10th day of the last month of the calendar quarter which begins after the end of the Free Look Period. If elected after Policy issue, transfers will begin as of the 10th day of the last month of the calendar quarter which follows the Company's receipt of notification at the Customer Service Center.

     The Automatic Rebalancing feature percentages may be adjusted by changing the Policy's premium allocation percentages. If the Automatic Rebalancing feature is active on a Policy and a premium allocation which does not meet the Company's requirement is received, the Company will notify the Policy Owner that the allocation must be changed; any such request will not be processed unless a request for discontinuance of Automatic Rebalancing is received.

     Automatic Rebalancing may be terminated at any time, so long as notice of the termination is received at the Customer Service Center at least 10 days prior to the next scheduled transfer.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will take place first. Automatic Rebalancing will begin only after Dollar Cost Averaging has ended.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the Policy Date, the Policy Owner may exercise the right to exchange the Policy from one in which the investment experience is not guaranteed into a guaranteed Policy. This is accomplished by the transfer of the entire amount in the Subaccounts of the Variable Account to the Guaranteed Interest Account, and the allocation of all future premium payments to the Guaranteed Interest Account. This will, in effect, serve as an exchange of the Policy for the equivalent of a flexible premium universal life insurance policy. No charge will be imposed on the transfer in exercising this exchange privilege. If the right to exchange is exercised, the restriction on amounts which may be held in the Guaranteed Interest Account is waived, but the limitations on transfers from the Guaranteed Interest Account to the Subaccounts will continue. See "The Guaranteed Interest Account," page 47. The owner of a Policy offered or issued for delivery in the State of Connecticut will have the right to exchange the Policy for a policy made available by the Company at the time, the cash values and death benefits of which are not dependent upon the investment experience of a separate account.

POLICY LOANS

     The Policy Owner may borrow money from the Company at any time using the Policy as the only security for the loan by submitting a proper written request to the Customer Service Center. A loan may be taken any time a Policy is in force. The minimum loan that can be taken is $250 (except that the minimum loan that can be taken on a Policy offered or issued for delivery in the State of Connecticut is $200). The maximum amount that can be borrowed at any time is 90% of the Account Value of the Policy less any Outstanding Debt. (If the loan is requested on a Monthly Anniversary Day, the maximum loan amount is further reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and accrued loan interest payable to the Company at any time.

     Loan interest is payable at a guaranteed annual rate of 4.6%. Interest on a Policy loan is accrued daily and is due for the Policy year on each Policy Anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the principal amount of the Outstanding Debt.

     The Owner may repay all or part of the Outstanding Debt at any time while the Policy is in force. Only payments designated as loan or interest payments will be treated as such. Loan repayments reduce the Outstanding Debt by the amount of the payment. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a Scheduled Premium.

     When a Policy Owner takes a loan, an amount equal to the loan is transferred out of the Policy Owner's Account Value in the Subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Loan amounts will be deducted from the Subaccounts and the Guaranteed Interest Account in the proportion that each bears to the Account Value less Outstanding Debt. Each Policy Anniversary, an amount equal to the loan interest due and unpaid for the Policy Year will be transferred to the Loan Account from the Subaccounts and Guaranteed Interest Account on a proportional basis.

     The Loan Account is a part of the Company's General Account. Amounts held in the Loan Account are credited daily with a fixed rate of interest equal to an annualized rate of 4.0%. After the tenth Policy anniversary, the annual interest rate that applies to the Loan Account is expected be 0.3% higher than otherwise applicable.

     Loan repayments release funds from the Loan Account. Amounts released from the Loan Account as a result of a loan repayment will be transferred into the Subaccounts and Guaranteed Interest Account in accordance with the most recent allocation instructions for Scheduled Premium Payments, subject to the limitation of maintaining no more than $250,000 in the Guaranteed Interest Account. In addition, any interest earned on the amount held in the Loan Account will be transferred each Policy Anniversary to each of the Subaccounts and Guaranteed Interest Account on the same basis.

     While the amount to secure the Outstanding Debt is held in the Loan Account, the Policy Owner forgoes the investment experience of the Subaccounts and the current interest rate of the Guaranteed Interest Account on that amount. Thus Outstanding Debt, whether or not repaid, will have a permanent effect on the Policy's values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of death benefit paid upon the death of the Insured, or the Cash Value paid upon surrender or maturity.

     Outstanding Debt may affect the length of time the Policy remains in force. Unless the Guaranteed Death Benefit Rider is in force, the Policy will lapse when Account Value minus Outstanding Debt is insufficient to cover the monthly deduction against the Policy's Account Value on any Monthly Anniversary Day and the minimum payment required is not made during the Grace Period. Moreover, the Policy may enter the Grace Period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the Guaranteed Death Benefit Rider may end if Outstanding Debt exceeds the Account Value of the Policy. Additional payments or repayment of a portion of Outstanding Debt may be required to keep the Policy or the Rider in force. See "Grace Period and Lapse," page 34.

     A loan will not be treated as a distribution from the Policy and will not result in taxable income to the Policy Owner unless the Policy is a modified endowment contract, in which case a loan will be treated as a distribution that may give rise to taxable income. In the event that a Policy lapses or is surrendered under circumstances where the Loan is effectively repaid from the cash surrender value proceeds, such proceeds are includible in the amount received by the Policy Owner for income tax purposes and may be partially or fully taxable as ordinary income to the Policy Owner. For more information on the tax treatment of loans, see "Federal Income Tax Considerations," page 40.

FULL SURRENDER

     A Policy Owner may fully surrender a Policy at any time during the life of the Insured. The amount received in the event of a full surrender is the Policy's Surrender Value on the date the surrender request is received, which is equal to its Account Value plus any applicable refund of Sales Charge, reduced by any Outstanding Debt.

     A Policy Owner may surrender a Policy by sending a written request together with the Policy to the Customer Service Center. The proceeds will be determined as of the end of the Valuation Period during which the request for a surrender is received. A Policy Owner may elect to have the proceeds paid in cash or applied under a payment plan offered under the Policy. See "Payment Plan/Settlement Provisions," page 49. For information on the tax effects of a surrender of a Policy, see "Federal Income Tax Considerations," page 39.

PARTIAL SURRENDER

     A Partial Surrender allows the Policy Owner to obtain a portion of the Account Value of the Policy without having to surrender the Policy in full. A Partial Surrender may be made after the first Policy anniversary. There is currently no limit on the number of Partial Surrenders allowed in a Policy year, but the Company reserves the right to limit the number of Partial Surrenders to 12 per year.

     A Partial Surrender must be for at least $500 (plus the applicable fee), and the Policy's Account Value less Outstanding Debt after the Partial Surrender must be at least $500 of Account Value less Outstanding Debt. In addition, the Partial Surrender must not reduce the Target Death Benefit or Specified Amount at the time of the reduction below the minimum we require to issue the Policy.

     The Policy Owner may make a Partial Surrender by submitting a proper written request to the Customer Service Center. As of the effective date of any Partial Surrender, the Policy Owner's Account Value and Surrender Value will be reduced by the amount surrendered (plus the applicable fee). The amount of the Partial Surrender (plus the applicable fee) will be deducted proportionately from the Policy Owner's Account Value in the Subaccounts and the Guaranteed Interest Account.

     When a Partial Surrender is made on a Policy on which the Owner has selected death benefit Option I, the Target Death Benefit and the Base Death Benefit are generally reduced by the amount of the Partial Surrender (plus the amount of the Partial Surrender fee). The Specified Amount under the Policy is decreased by the lesser of (i) the amount of the Partial Surrender or (ii) if the Base Death Benefit prior to the Partial Surrender is greater than the Specified Amount, the amount, if any, by which the Specified Amount exceeds the difference between the Base Death Benefit less the amount of the Partial Surrender. The Target Death Benefit under the policy is reduced by the lesser of
(1) the amount of the Partial Surrender or (2) if the Base Death Benefit prior to the Partial Surrender is greater than the Target Death Benefit, the amount, if any, by which the Target Death Benefit exceeds the difference between the Base Death Benefit and the amount of the Partial Surrender.

     When a Partial Surrender is made on a Policy on which the Owner has selected death benefit Option II, the Target Death Benefit is generally reduced by the amount of the Partial Surrender (plus the amount of the Partial Surrender fee). The Partial Surrender will not change the Specified Amount of the Policy. However, assuming that the Base Death Benefit under Option II is not equal to Cash Value times the applicable Death Benefit Percentage, the Partial Surrender will reduce the Base Death Benefit by the amount of the Partial Surrender. If the Option II death benefit is based upon the Cash Value times the Death Benefit Percentage, a Partial Surrender may cause the Base Death Benefit to decrease by an amount greater than the amount of the Partial Surrender. The Target Death Benefit under the policy is reduced by the lesser of (1) the amount of the Partial Surrender or (2) if the Base Death Benefit prior to the Partial Surrender is greater than the Target Death Benefit, the amount, if any, by which the Target Death Benefit exceeds the difference between the Base Death Benefit and the amount of the Partial Surrender. See "Death Benefits under the Policy," page 22.

     A fee of $25 or 2% of the Partial Surrender amount, whichever is less, will be assessed for each Partial Surrender. See "Charges and Deductions -- Transaction and Other Charges", page 38.

     For information on the tax treatment of Partial Surrenders, see "Federal Income Tax Considerations," page 39.

  GRACE PERIOD AND LAPSE

     In general, the Policy and all Riders attached to it will continue in force as long as the Account Value less Outstanding Debt of the Policy is sufficient to pay all the monthly deductions. The Policy will lapse only when the Account Value less Outstanding Debt is insufficient to cover the current monthly deduction against the Policy's Account Value on any Monthly Anniversary Day, and a 61-day Grace Period expires without the Policy Owner making a sufficient payment.

  IF GUARANTEED DEATH BENEFIT RIDER IS NOT IN EFFECT

     If an insufficiency occurs and a Guaranteed Death Benefit Rider is not in effect, the Owner must pay during the Grace Period the amount required under the Policy to avoid lapse. In addition, payment of any loan interest accrued for the Policy year but unpaid as of the Monthly Anniversary Day when insufficiency occurs is required to be paid prior to the end of the Grace Period.

     The Company will not accept any payment if it would cause the Policy Owner's total premium payments to exceed the maximum permissible premium for the Policy's Specified Amount under the Internal Revenue Code. This may occur when the Policy Owner has Outstanding Debt, in which case the Policy Owner could repay a sufficient portion of the Outstanding Debt to avoid termination. In this instance, the Policy Owner may wish to repay an additional portion of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums for the Policy's Specified Amount, the Policy Owner may also wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse.

     If the Account Value less Outstanding Debt is insufficient to cover the entire monthly deduction on a Monthly Anniversary Day, the Company will deduct the amount that is available. The Company will notify the Policy Owner (and any assignee of record) of the payment required to keep the Policy in force. The Policy Owner will then have a Grace Period of 61 days, measured from the date the notice is sent, to make the required payment. The payment required is the amount of the monthly deduction not paid plus not less than two succeeding monthly deductions (or the number of monthly deductions remaining until the next Scheduled Premium due date, if more than two), grossed up by the amount of the deductions from premiums (see "Charges and Deductions -- Deductions from Premiums," page 34). The Policy will remain in force through the Grace Period. Failure to make the required payment within the Grace Period will result in termination of coverage under the Policy, and the Policy will lapse. If the required payment is made during the Grace Period, any premium paid will be allocated among the Subaccounts of the Variable Account and the Guaranteed Interest Account in accordance with the Policy Owner's current Scheduled Premium allocation instructions. Any monthly deduction due will be charged to the Subaccounts and the Guaranteed Interest Account on a proportionate basis. If the Insured dies during the Grace Period, the death benefit proceeds will equal the amount of the death benefit immediately prior to the commencement of the Grace Period, reduced by any unpaid monthly deductions and any Outstanding Debt.

  IF GUARANTEED DEATH BENEFIT RIDER IS IN EFFECT

     If the Guaranteed Death Benefit Rider is in effect and the tests for continuation of the Rider have been met, the Specified Amount of the Policy will not lapse even if the Account Value less Outstanding Debt is not sufficient to cover all the deductions from the Account Value on any Monthly Anniversary Day. See "Guaranteed Death Benefit Rider", page 26.

     While the Guaranteed Death Benefit Rider is in effect, the Account Value of the Policy may be reduced by monthly deductions, but not below zero. Any monthly deductions which would reduce the Account Value below zero will be waived.

     The Guaranteed Death Benefit Rider will be terminated if the Policy does not meet the monthly tests, as explained in "Guaranteed Death Benefit Rider", page 26, and the payment required under the Rider is not made within the Grace Period. The payment required is the amount of the cumulative Monthly Guarantee Premiums not paid plus not less than two additional Monthly Guarantee Premiums (or the number of Monthly Guarantee Premiums remaining until the next Scheduled Premium due date, if more than two). If the Guaranteed Death Benefit Rider is terminated, the normal test for lapse will resume.

     The Guaranteed Death Benefit Rider is not available on Policies offered or issued for delivery to residents of the Commonwealth of Massachusetts and the State of Texas, and, therefore, Grace Period and Lapse will be treated as described in the immediately preceding section entitled "If the Guaranteed Death Benefit Is Not In Effect".

REINSTATEMENT

     The Company will reinstate a lapsed Policy (but not a Policy which has been surrendered for its Surrender Value) at any time within five years after the Monthly Anniversary Day immediately before the start of the Grace Period but before the Maturity Date, provided the Company receives the following: (i) a written application from the Policy Owner; (ii) evidence of insurability satisfactory to the Company; (iii) payment of all monthly deductions that were due and unpaid during the Grace Period; (iv) payment of an amount at least sufficient to keep the Policy in force for three months after the date of reinstatement; (v) payment of due and unpaid interest on Outstanding Debt to the next succeeding Policy Anniversary Day, and (vi) the reinstatement fee.

     When the Policy is reinstated, the Account Value will be equal to the Account Value on the date of the lapse, subject to the following: (i) any Outstanding Debt on the date of lapse must be paid or reinstated; and, (ii) no interest on amounts held in the Company's Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement. Reinstatement will be effective as of the Monthly Anniversary Day on or preceding the date of approval by the Company, and Account Value minus, if applicable, Outstanding Debt will be allocated among the Subaccounts and the Guaranteed Interest Account in accordance with the Policy Owner's most recent Scheduled Premium allocation instructions.

     The Company charges a fee of $150 to process a reinstatement.

  CHARGES AND DEDUCTIONS

     The Policy provides for the deduction of certain charges and expenses upon the payment of premiums and from Account Values of the Policy. These charges and expenses are in addition to the expenses borne by the Funds, which are explained at page 12.

DEDUCTIONS FROM PREMIUMS

     Certain charges are deducted from each premium payment under a Policy prior to allocation of the net premium to the Policy Owner's Account Value. These charges consists of the following items:

  SALES CHARGE

     The Company deducts a Sales Charge equal to 9% from each premium up to the "Target Premium" paid in each year during the first ten Policy Years and during the first ten Policy Years following an increase in Specified Amount. The Sales Charge does not apply to premium amounts in excess of the Target Premium paid during the first ten Policy years, nor any premium paid after the tenth Policy year. The Sales Charge is guaranteed not to exceed these amounts.

     The Target Premium is an amount equal to the maximum amount of premium which may be paid for a death benefit Option I Policy without violating the limits imposed by the Federal income tax law definition of a modified endowment contract. See "Modified Endowment Contracts," page 42. The Target Premium is not based on the Scheduled Premium. The Target Premium for the Policy and Specified Amount coverage segments added since the Policy Date will be stated in the Policy.

     The Sales Charge is deducted to compensate the Company for the cost of distributing the Policies. The amount derived by the Company from the Sales Charge is not expected to be sufficient to cover the sales and distribution expenses in connection with the Policies. To the extent that sales and distribution expenses exceed Sales Charges, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risks and from mortality gains.

     Upon a full surrender in the first three Policy years, if the Policy is not in default, a portion of the Sales Charges previously deducted from premium payments may be refunded. For Policies surrendered in the first Policy year, the refund will be equal to the sum of all Sales Charge deductions in that Policy year. For Policies surrendered in the second Policy year, the refund will be equal to 66.67% of the Sales Charge deductions in the first Policy year. For Policies surrendered in the third Policy year, the refund will be equal to 33.33% of the Sales Charges deductions in the first Policy year. No refund will be paid if the Policy is in default.

  TAX CHARGES

     All states levy taxes on life insurance premium payments. The amount of these taxes vary from state to state, and may vary from jurisdiction to jurisdiction within a state. The Company currently deducts an amount equal to the actual premium tax imposed in the applicable jurisdiction to pay these premium taxes. Currently, these taxes range from 0% to 4%. The Company does not expect to make a profit from this charge.

     A charge currently equal to 1.25% of each premium payment is deducted from each premium to cover the estimated cost for the Federal income tax treatment of deferred acquisition costs determined solely by the amount of life insurance premiums received. The Company believes this charge for deferred acquisitions costs is reasonable in relation to the Company's increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from a Policy Owner are not subject to this tax. The Company does not expect to make a profit from this charge.

     The Company reserves the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to the Company or to reflect any legislative changes in the applicable tax based on premiums. In addition, if an insured person changes his or her place of residence, the Company should be notified of the change. Any change in the tax rate will be effective on the next policy anniversary.

MONTHLY DEDUCTIONS FROM ACCOUNT VALUE

     A charge called the monthly deduction is deducted from a Policy's Account Value in the Subaccounts and Guaranteed Interest Account beginning on the Policy Date and on each Monthly Anniversary Day thereafter. The monthly deduction consists of the following items:

  COST OF INSURANCE

     This monthly charge compensates the Company for the anticipated cost of paying death benefits in excess of Account Value to Beneficiaries of Insureds who die. The amount of the charge is equal to a current cost of insurance rate multiplied by the Net Amount at Risk under a Policy at the beginning of the Policy Month. The Net Amount at Risk for these purposes is equal to the amount of Base Death Benefit payable at the beginning of the Policy Month less the Account Value at the beginning of the Policy Month.

     The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. These rates are based on the Age, sex, duration and underwriting class of the Insured. They are also based on the gender of the Insured, except that unisex rates are used where appropriate under applicable law, including in the states of Montana and Massachusetts and in Policies purchased by employers and employee organizations in connection with certain employment related insurance or benefit programs.

     As of the date of this prospectus, the Company charges "current rates" that are lower (i.e., less expensive) than the guaranteed rates, and the Company may also change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the

Insured. In addition, they also vary with the Policy duration. The cost of insurance rate generally increases with the Age of the Insured.

     Lower cost of insurance rates are offered at most ages for insured who qualify for the standard underwriting class and whose applications are fully underwritten, i.e., subject to evidence of insurability on the part of the Insured. On the other hand, current insurance rates are generally higher if the Policies are issued on a guaranteed issue basis, where evidence of insurability is not required. Policies issued to employers, trustees and similar entities are often issued on a guaranteed issue basis. Because only limited underwriting information is obtained in this alternative underwriting procedure, Policies in this underwriting class may present an additional mortality expense to the Company relative to Policies which are fully underwritten. The additional risk is generally reflected in higher current insurance rates, which are nevertheless guaranteed not to exceed the 1980 Commissioners' Standard Ordinary Mortality Tables.

     The Company may offer insurance coverage up to $2.5 million on a guaranteed issue or simplified issue basis under Policies in a single Case that meet our requirements at the time of Policy issue.

     If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Account Value will first be applied to the initial Specified Amount. If the Account Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the Base Death Benefit equals the Surrender Value multiplied by the applicable Death Benefit Percentage, any increase in Account Value will cause an automatic increase in the Base Death Benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a subsequent decrease in Specified Amount).

  MORTALITY AND EXPENSE RISK CHARGE

     Each month a charge is deducted for mortality and expense risks assumed by the Company. During the first 10 Policy years, this charge is guaranteed not to exceed 0.05% per month of the amount in the Subaccounts of the Variable Account, which is equivalent to an annual rate of 0.60% of the portion of the Policy Account Value allocated to the Variable Account. Each month the Policy remains in force after the tenth Policy Anniversary, the Mortality and Expense Risk Charge is expected to be reduced to an amount equal to 0.025% per month of the Subaccount amount. This is equivalent to 0.30% on an annualized basis. A reduction of the Mortality and Expense Risk Charge to at least 0.45% on an annualized basis after the tenth Policy Anniversary is guaranteed.

     The mortality and expense risk charge is assessed to compensate the Company for assuming mortality and expense risks under the Policies. The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet the Company's actual claims. The expense risk the Company assumes is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses. The Company will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the Policies. The Company may use this profit for other purposes, including any distribution expenses not covered by the Sales Charge.

     This charge is not assessed against the amount of the Account Value which is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.

  ADMINISTRATIVE CHARGE

     An administrative charge of $7.50 is deducted monthly from the Account Value. The administrative charge is assessed to reimburse the Company for the expenses associated with administration and maintenance of the Policies. In addition, a charge of $5.00 is deducted monthly from the Account Value for the first three Policy years for Policies subject to medical underwriting. This charge is $3.00 per month for the first three Policy years for Policies underwritten on a guaranteed issue basis. This charge is assessed to reimburse the Company for the expenses associated with the underwriting of the Policy. This charge is guaranteed never to exceed these amounts. The Company does not expect to profit from this charge.

  GUARANTEED DEATH BENEFIT CHARGE

     If the Guaranteed Death Benefit Rider has been elected, a charge of $0.01 per thousand dollars of Policy Specified Amount is deducted each month the Rider is in effect. This charge is guaranteed never to exceed this amount.

     The Guaranteed Death Benefit Rider is not available on Polices offered or issued for delivery to residents of the Commonwealth of Massachusetts or the State of Texas.

  OTHER OPTIONAL INSURANCE BENEFITS CHARGES

     The monthly deduction will include charges for any other optional insurance benefits added to the Policy by Rider, including the Term Insurance Rider. See "Other Optional Insurance Benefits," page 27.

     As with the Base Death Benefit, the Term Insurance Rider contains guaranteed cost of insurance rates that may not be increased, and current rates which are lower than the guaranteed rates. These rates also vary based on the underwriting class.

CORPORATE PURCHASERS

     The Policy is available for purchase by individuals and by corporations and other institutions. For corporate or other group or sponsored arrangements purchasing one or more Policies constituting a Case, the Company may reduce the amount of the Sales Charge, mortality and expense risk charge, cost of insurance charges, underwriting charge or issue charge where the expenses associated with the sale of the Policy or Policies or the underwriting or other administrative costs associated with the Policy or Policies are reduced. Sales, underwriting or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement, from the amount of the initial premium payment or projected premium payments. In addition, the Company may reduce the minimum Specified Amount, Target Death Benefit, or Minimum Annual Premium for the Policies representing the Case. Any reduction will be reasonable and will apply uniformly to all prospective Policy purchasers in the class and will not be unfairly discriminatory to the interests of any Policy Owner.

TRANSACTION AND OTHER CHARGES

     A Partial Surrender fee will be deducted from the Account Value for each Partial Surrender Transaction. The fee will equal the lesser of $25 and 2% of the Partial Surrender amount. This charge is guaranteed not to exceed these amounts.

     The Company assesses a $50 charge on transfers of Account Value between the Subaccounts which exceed twelve in any Policy year. The Company assesses a $150 charge on reinstatement of a lapsed Policy. The Company also assesses a fee of $25 for more than two changes in the premium allocation percentages in any Policy year. These charges are guaranteed not to exceed this amount.

     The Company may charge the Subaccounts for federal income taxes incurred by the Company that are attributable to the Variable Account and its Subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes," page 44.

     The Company will bear the direct operating expenses of the Variable
Account.

FEES AND EXPENSES OF THE FUNDS

     The Subaccounts purchase shares of the corresponding Portfolio of the underlying Fund. The Fund and each of its Portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by Portfolio and are set forth below. The Funds are governed by their Boards. The Fund's expenses are not fixed or specified under the terms of the Policy. The advisory fees and other expenses are summarized at pages 12-14 of this Prospectus and are more fully described in the prospectuses of the Funds.

     Information contained in the following table was provided by the respective Funds. The Company has not independently verified this information.

                  PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED
                               DECEMBER 31, 1997

                                                                    EXPENSES
                                                 MANAGEMENT          (AFTER            TOTAL
                FUND/PORTFOLIO                      FEES         REIMBURSEMENT)       EXPENSES
                --------------                   ----------      --------------       --------
MONY Series Fund, Inc.
  Intermediate Term Bond Portfolio.............      .50%(1)           .16%(2)           .66%
  Long Term Bond Portfolio.....................      .50(1)            .12(2)            .62
  Government Securities Portfolio..............      .50(1)            .25(2)            .75
  Money Market Portfolio.......................      .40               .09(2)            .49
Enterprise Accumulation Trust
  Equity Portfolio.............................      .80%              .04%(3)           .84%
  Small Cap Portfolio..........................      .80               .06(3)            .86
  Managed Portfolio............................      .73               .03(3)            .76
  International Growth Portfolio...............      .85               .34(3)           1.19
  High Yield Bond Portfolio....................      .60               .17(3)            .77
Van Eck Trust
  Worldwide Bond Fund..........................     1.00%              .12              1.12%
  Worldwide Hard Assets Fund...................     1.00               .18              1.18
  Worldwide Emerging Markets Fund..............     1.00               .34              1.34
Dreyfus Variable Investment Fund
  Capital Appreciation Portfolio...............      .55%              .25               .80%
  Small Company Stock Portfolio................      .75               .37              1.12
Dreyfus Stock Index Fund.......................     .245%             .035               .28%
Price Equity Series
  Equity Income Portfolio......................      .85%               --               .85%
  New America Growth Portfolio.................      .85                --               .85
  Personal Strategy Balanced Portfolio.........      .90                --               .90
Price Fixed Income Series
  Limited Term Bond Portfolio..................      .70%               --               .70%
  Prime Reserve Portfolio......................      .55                --               .55%
Price International Series
  International Stock Portfolio................     1.05%               --              1.05%

---------------
1. Management Fees of .50% became effective on and after October 14, 1997. Prior thereto, the investment advisory fees were .40%. The Table reflects the impact of the increased fees as if the increase had become effective on and after January 1, 1997.

2. Fees and expenses associated with the computation of the net asset value of the Fund were reallocated from MONY America to the Fund effective on and after October 14, 1997. The Table reflects the impact of the reallocation of fees and expenses as if the reallocation had become effective on and after January 1, 1997. Expenses also include custodial credit percentages as follows: Intermediate Term Bond -- .0080%; Long Term Bond -- .0043%; Government Securities -- .0169%; and Money Market -- .0048%.

3. Reflects expense reimbursements in effect on May 1, 1996. Absent these expense reimbursements, expenses would have been as follows: Equity -- .84%; Small Cap -- .86%; Managed -- .76%; Institutional Growth -- 1.19%; and High Yield Bond -- .77%. The Equity, Small Cap, and Managed Portfolio reimbursements relate to mutual fund accounting expense.

GUARANTEE OF CERTAIN CHARGES

     The Company guarantees that certain charges will not increase. This includes the sales charge, the guaranteed cost of insurance rates, the mortality and expense risk charge, the administrative charge, the Guaranteed Death Benefit charge, and certain transaction charges. Any changes in the current cost of insurance charge related to the Base Death Benefit or the monthly charge for the Term Insurance Rider will be made by class of Insured and will be based on changes in future expectations with respect to investment earnings, mortality, length of time policies will remain in effect, expenses, and taxes. In no event will they exceed the guaranteed rates defined in the Policy.

                               OTHER INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion provides a general description of the federal income tax considerations relating to the Policy. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). This discussion is not intended as tax advice. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the individual involved, tax advice may be needed by a person contemplating the purchase of the Policy. It should, therefore, be understood that these comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Policy and that special rules which are not discussed herein may apply in certain situations. Moreover, no representation is made as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations by the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules described in this discussion or that relate directly or indirectly to life insurance policies. Finally, these comments do not take into account any state or local income tax considerations which may be involved in the purchase of the Policy.

  DEFINITION OF LIFE INSURANCE

     Section 7702 of the Internal Revenue Code (the "Code") provides that if one of two alternate tests are met, a policy will be treated as a life insurance policy for federal tax purposes. These tests are referred to as the "Guideline Premium/Cash Value Corridor Test" and the "Cash Value Accumulation Test".

     The Guideline Premium/Cash Value Corridor Test provides for, among other things, (i) a maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium", and (ii) a minimum ongoing "corridor" of death benefit in relation to the Cash Value of the Policy, known as the "Guideline Premium/Cash Value Corridor Test Death Benefit Percentage." In most situations, the death benefit that results from the Guideline Premium/Cash Value Corridor Test will ultimately be less than the amount required under the Cash Value Accumulation Test. See Appendices A and B for a table of the Guideline Premium/Cash Value Corridor Test factors.

     Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to the Policy Cash Value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, referred to as the "Cash Value Accumulation Test", which depends on the Insured's Age, sex and underwriting class at any point in time. See Appendices C, D, E, and F, for the tables of the Cash Value Accumulation Test factors.

     The policy allows the Policy Owner to choose, at issue, which definition of life insurance test will apply to the Policy. Regardless of which test is chosen, the Company will at all times assure the Policy meets the statutory definition which qualifies the Policy as life insurance for Federal income tax purposes. Therefore, the Company believes that the Policy will meet this Federal tax law definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit generally should be excludable from the gross income of the Beneficiary (whether the Beneficiary is a corporation, individual or other entity) under Section 101(a)(1) of the Code for purposes of the regular federal income tax and the Policy Owner generally should not be deemed to be in constructive receipt of the cash values under the Policy until a full surrender thereof, maturity of the Policy, or Partial Surrender. In addition, certain Policy loans may be taxable in the case of Policies that are modified endowment contracts. Prospective Policy Owners that intend to use Policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate Owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

     The favorable tax treatment of Section 101(a)(1) will not apply to benefits paid at the maturity of the Policy (age 95). See "Benefits at Maturity," page
28. Also, any interest payment accrued on death proceeds paid either as a lump sum or other than in one lump sum may be subject to tax. See "Payment Plan/Settlement Provisions," page 50.

  DIVERSIFICATION REQUIREMENTS

     To comply with regulations under Section 817(h) of the Code, each Portfolio is required to diversify its investments. Generally, a Portfolio is required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each US Government agency or instrumentality is treated as a separate issuer, and any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the US or by an agency or instrumentality of the US is treated as a security issued by the US Government or its agency or instrumentality, whichever is applicable.

     While there should be no question that, for federal income tax purposes, the Portfolio shares underlying the Policies are owned by the Company and not by a Policy Owner or any Beneficiary, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  TAX TREATMENT OF POLICIES

     The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts for Federal income tax purposes referred to as modified endowment contracts. With the enactment of this legislation, the Policies will be treated in one of two ways. Policies that are not classified as modified endowment contracts will be subject to the same income tax treatment as conventional life insurance contracts, as described below. Taxation of pre-death distributions from Policies that are classified as modified endowment contracts is somewhat different, as described below.

     A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, such that if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract. For example, if the "seven-pay premiums" were $1,000, the maximum premiums that could be paid during the first seven years to avoid "modified endowment" treatment would be $1,000 in the first year; $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a Policy may or may not be a modified endowment contract, depending on the amount of premiums paid during each of the Policy's first seven contract years. Changes in benefits may require retesting to determine if the Policy is to be classified as a modified endowment contract.

  CONVENTIONAL LIFE INSURANCE POLICIES

     If a Policy is not a modified endowment contract, upon full surrender or maturity of a Policy for its Surrender Value, the excess, if any, of the gross Surrender Value without reduction for any Outstanding Debt paid if using Surrender values over the cost basis under a Policy will be treated as ordinary income for federal income tax purposes. A Policy's cost basis will usually equal the premiums paid less any premiums previously recovered income tax free through Partial Surrenders and other Policy distributions. Under Section 7702 of the Code, special rules apply to determine whether part or all of the cash received through Partial Surrenders in the first 15 Policy years is paid out of the income of the Policy and therefore subject to income tax. Cash distributed to a Policy Owner on Partial Surrenders occurring more than 15 years after the Policy Date and other Policy distributions will be taxable as ordinary income to the Policy Owner to the extent that it exceeds the cost basis under a Policy.

     The Company also believes that loans received under Policies that are not modified endowment contracts will be treated as indebtedness of the Owner, and that no part of any loan under the Policy will constitute income to the Owner until the Policy is surrendered or upon maturity of the Policy. Under current law, Interest paid (or accrued by an accrual basis taxpayer) on a loan under a Policy may be deductible, subject to several limitations, depending on the use to which the proceeds are put and the tax rules applicable to the Policy Owner. If, for example, the loan proceeds are used by an individual for business or investment purposes, all or part of the interest expense may be deductible. Generally, if the Policy Loan is used for personal purposes by an individual, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a Policy Loan or on other indebtedness) also may be subject to other limitations. For example, where the interest is paid (or accrued by an accrued basis taxpayer) on a loan under a Policy covering the life of an officer, employee, or person financially interested in the trade or business of the Policy Owners, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt. Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies. Legislation adopted in 1996 has further reduced the deductibility of loan interest on loans relating to business-owned Policies.

  MODIFIED ENDOWMENT CONTRACTS

     Pre-death distributions from modified endowment contracts may give rise to taxable income. Upon full surrender or maturity of the Policy, the Policy Owner would recognize ordinary income for federal income tax purposes generally equal to the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the Policy (usually the premiums paid less any premiums previously recovered that were excludable from gross income). Upon taking a Partial Surrender or Policy loan, the Policy Owner would recognize ordinary income to the extent allocable to income on the Policy. The amount allocated to income is the amount by which the Cash Value of the Policy exceeds investment in the Policy immediately before the distribution. Under a tax law provision, if two or more policies which are classified as modified endowment contracts are purchased from any one insurance company, including the Company, during any calendar year, all such policies will be aggregated for purposes of determining the portion of the pre-death distributions allocable to income on the policies and the portion allocable to investment in the policies.

     Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received: (i) when the taxpayer is at least 59 1/2 years old; (ii) which is attributable to the taxpayer becoming disabled; or
(iii) which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     If a Policy was not originally a modified endowment contract but becomes one, under Treasury Department regulations which are yet to be prescribed, pre-death distributions received in anticipation of a failure of a Policy to meet the seven-pay premium test are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxable as described above) even though, at the time of the distribution(s), the Policy was not yet a modified endowment contract. For this purpose, pursuant to the Code, any distribution made within two years before the Policy is classified as a modified endowment contract shall be treated as being made in anticipation of the Policy's failing to meet the seven-pay premium test.

     It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, it may be deductible, subject to several limitations, depending on the use to which the proceeds are put and the tax rules applicable to the Policy Owner. If, for example, the loan proceeds are used by an individual for business or investment purposes, all or part of the interest expense may be deductible. Generally, if the Policy loan is used for personal purposes by an individual, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a Policy Loan or on other indebtedness) also may be subject to other limitations. For example, where the interest is paid (or accrued by an accrual basis taxpayer) on a loan under a Policy covering the life of an officer, employee, or person financially interested in the trade or business of the Policy Owners, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt. Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies. Legislation adopted in 1996 has further reduced the deductibility of loan interest on loans relating to business-owned Policies.

  REASONABLENESS REQUIREMENT FOR CHARGES

     Another provision of the tax law deals with allowable charges for mortality costs and other expenses that are used in making calculations to determine whether a contract qualifies as life insurance for federal tax purposes. This provision also affects calculation of the seven-pay premium. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid. The Treasury Department is expected to promulgate regulations governing reasonableness standards for mortality charges. The Company believes that the mortality costs and other expenses used in making calculations to determine whether the Policy qualifies as life insurance meet the current requirements. It is possible that future regulations will contain standards that would require the Company to modify its mortality charges used for the purposes of the calculations in order to retain qualification of the Policy as life insurance for federal income tax purposes, and the Company reserves the right to make any such modifications.

  PENSION AND PROFIT-SHARING PLANS

     If the Policies described in this Prospectus are purchased by a fund which forms part of a pension or profit-sharing plan qualified under Sections 401(a) or 403 of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     If purchased as part of a pension or profit sharing plan, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy Surrender Value will not be subject to Federal income tax. However, the Policy Surrender Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from his Policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan.

  OTHER EMPLOYEE BENEFIT PROGRAMS

     Complex rules may apply when a Policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of employee benefits. These Policy Owners also must consider whether the Policy was applied for by or issued to a person having an insurable interest under applicable state law, as the lack of insurable interest may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The Policy Owner's legal advisor should be consulted to address these issues.

  OTHER

     Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the jurisdiction and the circumstances of each Owner or Beneficiary.

     For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING
                         THE TAX STATUS OF ANY POLICY.

CHARGE FOR COMPANY INCOME TAXES

     For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for such taxes, if any, attributable to the Account. Premium taxes levied by the states are deducted from premiums paid. (See "Deductions from Premiums -- Tax Charges", page 36.)

VOTING OF FUND SHARES

     In accordance with its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the Subaccounts at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. The Company will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts of the Variable Account. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Policy is the Policy Owner. Unless otherwise required by applicable law, the number of votes as to which a Policy Owner will have the right to instruct for any Portfolio will be determined by dividing a Policy Owner's Account Value in the Subaccount which corresponds to the

Portfolio by $100. Fractional votes will be counted. The number of votes as to which a Policy Owner will have the right to instruct will be determined as of the date determined by the Company, but in no event shall such date be more than 90 days prior to the date established by the respective Fund for determining shareholders eligible to vote at the meeting of the respective Fund. If required by the Securities and Exchange Commission, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the respective Fund based upon the instructions received from Policy Owners. Voting instructions may be cast in person or by proxy.

     Voting rights attributable to the Policy Owner's Account Value held in each Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount which are not otherwise attributable to Policy Owners, if any, in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Subaccount and generally will exercise voting rights attributable to shares of Portfolios of the Funds held in its General Account, if any, in the same proportion as votes cast with respect to shares of Portfolios of the Funds held by the Variable Account and other separate accounts of the Company, in the aggregate.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio or to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by Policy Owners in the investment policy or the investment adviser (or portfolio manager) of a Portfolio, provided that the Company's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purpose, and considering the effect the change would have on the Company. In the event the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Policy Owners.

REPORT TO POLICY OWNERS

     A statement will be sent at least annually to each Policy Owner setting forth a summary of the transactions which occurred since the last statement and indicating the Target Death Benefit, Base Death Benefit, Specified Amount, Account Value, Surrender Value, and any Outstanding Debt. In addition, the statement will indicate the allocation of Account Value among the Guaranteed Interest Account, the Loan Account and the Subaccounts and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, and Partial and full surrenders.

     Each Policy Owner will also receive an annual and a semiannual report containing financial statements for the Variable Account and the Funds, the latter of which will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

     The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by the Variable Account or any of its other separate accounts or that the Variable Account or any of its other separate accounts may purchase. If shares of any or all of the Portfolios of the Funds should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of any or all Portfolios of the Funds should become inappropriate in view of the purposes of the Policies, the Company may substitute shares of another Portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the Policies.

     Where required, the Company will not substitute any shares attributable to a Policy Owner's interest in a Variable Account without notice, Policy Owner approval, or prior approval of the Securities and Exchange Commission and without following the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company, a portfolio thereof, or another suitable investment vehicle, with a specified investment objective. New Subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW

     The Company reserves the right to make any change without consent of Policy Owners to the provisions of the Policy to comply with, or give Policy Owners the benefit of, any Federal or State statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Internal Revenue Code, under regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

     Performance information for the Subaccounts of the Variable Account may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. Performance information in advertisements or sales literature may be expressed in any fashion permitted under applicable law, which may include presentation of a change in a Policy Owner's Account Value attributable to the performance of one or more Subaccounts, or as a change in Policy Owner's death benefit. Performance quotations may be expressed as a change in a Policy Owner's Account Value over time or in terms of the average annual compounded rate of return on the Policy Owner's Account Value, based upon a hypothetical Policy in which premiums have been allocated to a particular Variable Account over certain periods of time that will include one, five and ten years, or from the commencement of operations of the Variable Account if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the Policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the refund of the Sales Charge, if applicable, by assuming a surrender at the end of the particular period, although other quotations may simultaneously be given that do not assume a surrender and do not take into account refund of the Sales Charge.

     Performance information for the Variable Account may be compared, in advertisements, sales literature, and reports to Policy Owners to: (i) other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria; and
(ii) the Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a Policy. Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any Subaccount of the Variable Account reflects only the performance of a hypothetical Policy whose Account Value is allocated to the Variable Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolios of the Funds in which the Variable Account invests, and the market conditions during the given period of time, and should not be considered as a representation of what may be achieved in the future.

                        THE GUARANTEED INTEREST ACCOUNT

     Policy Owners may allocate all or a portion of their net premiums and transfer Account Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the Purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the Policy.

GENERAL DESCRIPTION

     Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in the Variable Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

     The Policy Owner may elect to allocate net premiums to the Guaranteed Interest Account, the Variable Account, or both. The Policy Owner may also transfer Account Value from the Subaccounts of the Variable Account to the Guaranteed Interest Account, or from the Guaranteed Interest Account to the Subaccounts, subject to the limitations described below. The Company guarantees that the Account Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.010746% daily, compounded daily, for a minimum effective annual rate of 4.0%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 4.0% annual rate. After the tenth Policy anniversary, it is expected the annual interest rates that apply to the Account Value in the Guaranteed Interest Account will be 0.3% higher than otherwise applicable.

     The Company bears the full investment risk for the Account Value allocated to the Guaranteed Interest Account.

LIMITATIONS ON AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT

     No net premium or transfer to the Guaranteed Interest Account will be accepted which would cause the Guaranteed Interest Account to exceed $250,000 on the date of payment or transfer. The Company reserves the right to increase or decrease this limit in the future. For payments which exceed the limit, the Company will accept the portion of the payment up to $250,000 and will return the excess payment to the Policy Owner. For transfers which exceed the limit, the Company will accept the portion of the transfer up to the $250,000. The amount of the requested transfer which would otherwise cause the Guaranteed Interest Account to exceed $250,000 will be retained in the Subaccounts in the same proportion that the amount actually transferred bears to the total requested transfer amount. These limits are waived in the event the Policy Owner elects the Right to Exchange Policy. See "Right to Exchange Policy", page 31.

POLICY CHARGES

     Deductions from premium and all monthly deductions from the Account Value, other than the mortality and expense risk fee, will be the same for Policy Owners who allocate net premiums or transfer Account Value to the Guaranteed Interest Account as for Policy Owners who allocate net premiums to the Subaccounts. These charges include the sales and tax charges and the charges for the cost of insurance, administrative charge, issue charge and the charge for the Term Insurance Rider. Fees for Partial Surrenders and transfer charges will also be deducted from the Guaranteed Interest Account. The mortality and expense risk fee will not be charged against the Account Value allocated to the Guaranteed Interest Account.

     Charges applicable to the Portfolios, including the operating expenses of the Portfolios, as well as the investment advisory fee charged by the Portfolio managers, will not be paid directly or indirectly by Policy Owners to the extent the Account Value is allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that Policy Owners will not participate in the investment experience of the Subaccounts to the extent that Account Values are allocated to the Guaranteed Interest Account.

TRANSFERS

     Amounts may be transferred after the Free Look Period from the Subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the Subaccounts, subject to the following limitations.

     Transfers to the Guaranteed Interest Account may be made at any time and in any amount, subject to the $250,000 limit on total amounts allocated to the Guaranteed Interest Account referenced above. These limits are waived in the event the Policy Owner elects the Right to Exchange the Policy. See "Right to Exchange Policy", page 31.

     Transfers from the Guaranteed Interest Account to the Subaccounts are limited to one in any Policy year. Further, transfers from the Guaranteed Interest Account are limited to the greater of $5,000 and 25% of the Account Value allocated to the Guaranteed Interest Account on the date of the transfer. Transfers from the Guaranteed Interest Account may only be made during the time period which begins on the Policy Anniversary and which ends 30 days after the Policy Anniversary. If the transfer request is received on the Policy Anniversary, it will be processed as of the Policy Anniversary; if it is received within 30 days after the Policy Anniversary, the transfer will be effective as of the Valuation Date when it is received. Any request received within 10 days before the Policy Anniversary will be deemed received on the Policy Anniversary. Any transfer requests received at other times will not be honored, and will be returned to the Policy Owner.

     The Company assesses a $50 charge on transfers of Account Value between the Subaccounts or between the Guaranteed Interest Account and the Subaccounts which exceed twelve in any Policy year. In addition, the Company reserves the right to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or Subaccounts after a transfer.

SURRENDERS AND POLICY LOANS

     The Policy Owner may also make full surrenders and Partial Surrenders from the Guaranteed Interest Account to the same extent as a Policy Owner who has invested in the Subaccounts. See "Full Surrender," page 33, and "Partial Surrender", page 33. Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of Policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months.

                             MORE ABOUT THE POLICY

OWNERSHIP

     The Policy Owner is the individual named as such in the application or in any later change shown in the Company's records. While the Insured is living, the Policy Owner alone has the right to receive all benefits and exercise all rights that the Policy grants or the Company allows.

  JOINT OWNERS

     If more than one person is named as Policy Owner, they are joint owners. Any Policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

BENEFICIARY

     The Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Policy Owner may change the Beneficiary at any time during the life of the Insured by written request on forms provided by the Company, which must be received by the Company at the Customer Service Center. The change will be effective as of the date this form is signed. Contingent and/or concurrent Beneficiaries may be designated. The Policy Owner may designate a permanent Beneficiary, whose rights under the Policy cannot be changed without his or her consent. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Insured, the Policy Owner or the Policy Owner's estate is the Beneficiary.

     The Company will pay the death benefit proceeds to the Beneficiary. Unless otherwise provided, in order to receive proceeds at the Insured's death, the Beneficiary must be living at the time of the Insured's death.

THE POLICY

     This Policy is a contract between the Policy Owner and the Company. The entire contract consists of the Policy, a copy of the initial application, all subsequent applications to change the Policy, any endorsements, all Riders, and all additional Policy information sections (specification pages) added to the Policy.

NOTIFICATION AND CLAIMS PROCEDURES

     Any election, designation, change, assignment, or request made by the Policy Owner must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the Policy be returned for any Policy change or upon its surrender.

     In the event of an Insured's death while the Policy is in force notice should be given to the Company at the Customer Service Center as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of Age and a certified copy of a death certificate. The Company may also require the Beneficiary and the Insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the Insured, including but not limited to medical records of physicians and hospitals used by the Insured.

PAYMENTS

     The Company will pay death benefit proceeds, the Surrender Value on surrender, Partial Surrenders, and loan proceeds based on allocations made to the Subaccounts, and will effect a transfer between Subaccounts or from the Variable Account to the Guaranteed Interest Account within seven days after the Company receives all the information needed to process a payment.

     However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the Subaccounts if:

- The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

- An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

-  The SEC by order permits postponement for the protection of Policy Owners.

PAYMENT PLAN/SETTLEMENT PROVISIONS

     Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured, and death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the Beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the Policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

PAYMENT IN CASE OF SUICIDE

     If the Insured dies by suicide, while sane or insane, within two years from the Policy Date or Reinstatement Date, the Company will limit the death benefit proceeds to the premium payments less any Partial Surrender amounts (and their fees) and less any Outstanding Debt. If an Insured dies by suicide, while sane or insane, within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

ASSIGNMENT

     The Policy Owner may assign a Policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Customer Service Center and it will be effective only when recorded by the Company. An assignment does not change the ownership of the Policy. However, after an assignment, the rights of any Policy Owner or Beneficiary will be subject to the assignment. The entire Policy, including any attached payment option or Rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this Policy grants except (a) the right to change the Policy Owner or Beneficiary; and (b) the right to elect a payment option. Assignment of a Policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations", page 40.)

ERRORS ON THE APPLICATION

     If the Age or gender of the Insured has been misstated, the death benefit under this Policy will be the greater of that which would be purchased by the most recent cost of insurance charge at the correct Age and gender, or the death benefit derived by multiplying the Account Value by the applicable Death Benefit Percentage for the correct Age and gender. If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of sex. See "Cost of Insurance", page 36.

INCONTESTABILITY

     The Company may contest the validity of this Policy if any material misstatements are made in the application. However, the Policy will be incontestable as follows: the initial Specified Amount cannot be contested after the Policy has been in force during the Insured's lifetime for two years from the Policy Date;

and an increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

POLICY ILLUSTRATIONS

     Upon request, the Company will send the Policy Owner an illustration of future benefits under the Policy based on both guaranteed and current cost assumptions.

DISTRIBUTION OF THE POLICY

     MONY Securities Corp. ("MSC"), a wholly owned subsidiary of the Company, is principal underwriter (distributor) of the Policies. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The Policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so.

     Except where MSC has authorized other broker/dealers to sell the Policies (as described in the preceding paragraph), compensation payable for the sale of the Policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most 15 percent of Target Premiums paid in Policy years 1 and 2, 12% of Target Premiums paid in Policy years 3 through 5, and 10% of Target Premiums paid in Policy years 6 through 10. For premiums paid in Policy years 1 through 10 in excess of the Target Premiums, and for all premium amounts paid after the tenth Policy anniversary, commissions will equal at most three percent (3%) of any premiums. In addition, for so long as the Policy shall remain in force, a commission of up to .20 percent of the Account Value allocated to the Subaccounts may be paid. Upon any subsequent unscheduled increase in Specified Amount, the same commission rates will apply to the premium amounts allocated to the new coverage segment. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

     Commissions may be required to be repaid to the Company if Sales Charges are refunded upon a Full Surrender or Partial Surrender of the Policy or upon exercise of the exchange privileges during the first 24 months after the Policy Date.

     In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by the Company, to receive noncash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. The Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

                             MORE ABOUT THE COMPANY

MANAGEMENT

     The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019.

     Current Officers and Directors of MONY America are:

                 NAME                            POSITION AND OFFICES WITH DEPOSITOR
                 ----                            -----------------------------------
Michael I. Roth........................    Director, Chairman and Chief Executive Officer
Samuel J. Foti.........................    Director, President and Chief Operating Officer
Richard E. Connors.....................    Director
Richard Daddario.......................    Director, Vice President, and Controller
Kenneth M. Levine......................    Director and Executive Vice President
Phillip A. Eisenberg...................    Director, Vice President and Actuary
Stephen J. Hall........................    Director
Sam Chiodo.............................    Vice President--Corporate and Strategic
                                           Marketing
William D. Goodwin.....................    Vice President
Margaret G. Gale.......................    Director and Vice President
Edward E. Hill.........................    Vice President--Compliance
Charles R. Leone.......................    Director, Vice President and Chief Corporate
                                           Compliance Officer
Michael Slipowitz......................    Vice President
Evelyn L. Peos.........................    Vice President
Jacob Poleyeff.........................    Vice President--Agency Operations
David S. Waldman.......................    Secretary
David V. Weigel........................    Treasurer

     No officer or director listed above receives any compensation from the Variable Account. No separately allocable compensation has been paid by the Company or any of its affiliates to any person listed for services rendered to the Account.

STATE REGULATION

     The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

RECORDS AND ACCOUNTS

     Andesa, TPA, Inc., Suite 502, 1605 N. Cedar Crest Boulevard, Allentown, Pennsylvania, 18104, will act as transfer agent on behalf of the Company as it relates to the policies described in this Prospectus. In the role of transfer agent, Andesa will perform administrative functions, such as decreases, increases, surrenders, and partial surrenders, fund allocation changes and transfers on behalf of the Company.

     All records and accounts relating to the Separate Account and the Funds will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

     Legal matters in connection with the issue and sale of the Policies described in this Prospectus and the organization of the Company, its authority to issue the Policies under Arizona law, and the validity of the forms of the Policies under Arizona law have been passed on by the Vice President and Deputy General Counsel of the Mutual of New York.

     Legal matters relating to the federal securities and federal income tax laws have been passed upon by Edward P. Bank, Vice President and Deputy General Counsel of Mutual of New York.

EXPERTS

     Actuarial matters included in this Prospectus have been examined by Evelyn
L. Peos, FSA, Vice President of MONY America, whose opinion is filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

     The audited financial statements for the Variable Account and for the Company included in this Prospectus and in the Registration Statement have been audited by Coopers & Lybrand L.L.P., independent accountants, as indicated in their reports thereon, and are included in reliance upon the authority of said firm as experts in accounting and auditing. Coopers & Lybrand L.L.P.'s office is located at 1301 Avenue of the Americas, New York, New York, 10019.

FINANCIAL STATEMENTS

     The audited financial statements for the Variable Account are set forth herein, starting on page F-2. The audited financial statements of the Company are set forth herein starting on page F-13.

     The financial statements of the Variable Account of the Company have been audited by Coopers & Lybrand L.L.P. The financial statements of the Company should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Report of Independent Accountants.........................  F-2
  Statements of assets and liabilities as of December 31,
     1997...................................................  F-3
  Statements of operations for the year ended December 31,
     1997...................................................  F-5
  Statements of changes in net assets.......................  F-7
  Notes to financial statements.............................  F-8
With respect to MONY Life Insurance Company of America:
  Report of Independent Accountants.........................  F-11
  Statements of admitted assets, liabilities and surplus as
     of December 31, 1997 and 1996..........................  F-12
  Statements of operations for the years ended December 31,
     1997 and 1996..........................................  F-13
  Statements of capital and surplus for the years ended
     December 31, 1997 and 1996.............................  F-14
  Statements of cash flows for the years ended December 31,
     1997 and 1996..........................................  F-15
  Notes to financial statements.............................  F-16

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES
MONY LIFE INSURANCE COMPANY OF AMERICA AND THE CONTRACTHOLDERS OF
MONY AMERICA VARIABLE ACCOUNT L--CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE:

     We have audited the accompanying statements of assets and liabilities of MONY America Variable Account L--Corporate Sponsored Variable Universal Life (comprising the MONY Series Fund, Inc.'s Money Market Subaccount; the Enterprise Accumulation Trust's Equity, Small Cap, Managed, International Growth, and High Yield Bond Subaccounts; the Dreyfus Capital Appreciation and Stock Index Fund Subaccounts; and the Van Eck Insurance Trust Worldwide Emerging Markets Subaccount) as of December 31, 1997, and the related statements of operations and the statements of changes in net assets for the period from July 23, 1997 (commencement of operations) to December 31, 1997, except for the MONY Series Fund, Inc.'s Money Market Subaccount for which the period is from July 10, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of MONY America's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account L--Corporate Sponsored Variable Universal Life as of December 31, 1997, the results of their operations and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 11, 1998

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                      ------------------------------------------------------------------------------
                                        MONEY                                             INTERNATIONAL   HIGH YIELD
                                        MARKET       EQUITY     SMALL CAP     MANAGED        GROWTH          BOND
                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                      ----------   ----------   ----------   ----------   -------------   ----------
               ASSETS
Investments at cost (Note 4)........   $843,855     $12,750      $220,732     $438,300      $112,775       $157,449
                                       ========     =======      ========     ========      ========       ========
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)................................   $843,855     $     0      $      0     $      0      $      0       $      0
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)....................          0      13,000       209,725      421,630       109,846        156,825
Amount due from MONY Series Fund,
  Inc...............................      2,432           0             0            0             0              0
                                       --------     -------      --------     --------      --------       --------
          Total assets..............    846,287      13,000       209,725      421,630       109,846        156,825
                                       --------     -------      --------     --------      --------       --------
            LIABILITIES
Amount due to MONY America..........      2,432           0             0            0             0              0
                                       --------     -------      --------     --------      --------       --------
Net assets..........................   $843,855     $13,000      $209,725     $421,630      $109,846       $156,825
                                       ========     =======      ========     ========      ========       ========
Net assets consist of:
     Contractholders' net
       payments.....................   $868,575     $12,812      $203,828     $421,745      $110,374       $156,573
     Cost of insurance and mortality
       & expense risk withdrawals
       (Note 3).....................    (37,708)       (534)       (1,101)      (2,693)         (787)          (947)
     Undistributed net investment
       income.......................     12,988         431        17,837       19,108         3,248          1,806
     Accumulated net realized gain
       (loss) on investments........          0          41           168          140           (60)            17
     Unrealized appreciation
       (depreciation) of
       investments..................          0         250       (11,007)     (16,670)       (2,929)          (624)
                                       --------     -------      --------     --------      --------       --------
Net assets..........................   $843,855     $13,000      $209,725     $421,630      $109,846       $156,825
                                       ========     =======      ========     ========      ========       ========
Number of units outstanding*........     83,085       1,232        18,628       40,391        12,091         14,882
                                       --------     -------      --------     --------      --------       --------
Net asset value per unit
  outstanding*......................   $  10.16     $ 10.55      $  11.26     $  10.44      $   9.08       $  10.54
                                       ========     =======      ========     ========      ========       ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1997

                                                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                              --------------------------------------------
                                                                                               WORLDWIDE
                                                                 CAPITAL          STOCK         EMERGING
                                                               APPRECIATION       INDEX         MARKETS
                                                                SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                              --------------   ------------   ------------
                           ASSETS
Investments at cost (Note 4)................................     $157,383         $12,915        $16,799
                                                                 ========         =======        =======
Investments in Dreyfus at net asset value (Note 2)..........     $155,956         $12,969        $     0
Investments in Van Eck Worldwide Trust at net asset value
  (Note 2)..................................................            0               0         12,879
                                                                 --------         -------        -------
Net assets..................................................     $155,956         $12,969        $12,879
                                                                 ========         =======        =======
Net assets consist of:
     Contractholders' net payments..........................     $157,033         $12,938        $17,328
     Cost of insurance and mortality & expense risk
       withdrawals (Note 3).................................         (936)           (533)          (468)
     Undistributed net investment income....................        1,295             496              0
     Accumulated net realized gain (loss) on investments....           (9)             14            (61)
     Unrealized appreciation (depreciation) of
       investments..........................................       (1,427)             54         (3,920)
                                                                 --------         -------        -------
Net assets..................................................     $155,956         $12,969        $12,879
                                                                 ========         =======        =======
Number of units outstanding*................................       15,519           1,244          1,829
                                                                 --------         -------        -------
Net asset value per unit outstanding*.......................     $  10.05         $ 10.42        $  7.04
                                                                 ========         =======        =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                           ---------------------------------------------------------------------------------------------------
                               MONEY                                                           INTERNATIONAL      HIGH YIELD
                               MARKET           EQUITY         SMALL CAP         MANAGED           GROWTH            BOND
                             SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                           --------------   --------------   --------------   --------------   --------------   --------------
                           FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                           JULY 10, 1997*   JULY 23, 1997*   JULY 23, 1997*   JULY 23, 1997*   JULY 23, 1997*   JULY 23, 1997*
                              THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                1997             1997             1997             1997             1997             1997
                           --------------   --------------   --------------   --------------   --------------   --------------
Dividend income..........    $   12,988         $  431          $ 17,837         $ 19,108         $ 3,248           $1,806
                             ----------         ------          --------         --------         -------           ------
Realized and unrealized
  gain (loss) on
  investments (Note 2):
  Proceeds from sales....     1,130,952          1,169             2,372            4,593             796            1,560
  Cost of shares sold....     1,130,952          1,128             2,204            4,453             856            1,543
                             ----------         ------          --------         --------         -------           ------
Net realized gain (loss)
  on investments.........             0             41               168              140             (60)              17
Net increase (decrease)
  in unrealized
  appreciation of
  investments............             0            250           (11,007)         (16,670)         (2,929)            (624)
                             ----------         ------          --------         --------         -------           ------
Net realized and
  unrealized gain (loss)
  on investments.........             0            291           (10,839)         (16,530)         (2,989)            (607)
                             ----------         ------          --------         --------         -------           ------
Net increase in net
  assets resulting from
  operations.............    $   12,988         $  722          $  6,998         $  2,578         $   259           $1,199
                             ==========         ======          ========         ========         =======           ======

---------------
*Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                        ----------------------------------------------------
                                                           CAPITAL            STOCK            WORLDWIDE
                                                         APPRECIATION         INDEX         EMERGING MARKETS
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        --------------    --------------    ----------------
                                                        FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD
                                                        JULY 23, 1997*    JULY 23, 1997*     JULY 23, 1997*
                                                           THROUGH           THROUGH            THROUGH
                                                         DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                             1997              1997               1997
                                                        --------------    --------------    ----------------
Dividend income.......................................     $ 1,295            $  496            $     0
                                                           -------            ------            -------
Realized and unrealized gain (loss) on investments
  (Note 2):
  Proceeds from sales.................................       1,526             1,161                473
  Cost of shares sold.................................       1,535             1,147                534
                                                           -------            ------            -------
Net realized gain (loss) on investments...............          (9)               14                (61)
Net increase (decrease) in unrealized appreciation of
  investment..........................................      (1,427)               54             (3,920)
                                                           -------            ------            -------
Net realized and unrealized gain (loss) on
  investments.........................................      (1,436)               68             (3,981)
                                                           -------            ------            -------
Net increase (decrease) in net assets resulting from
  operations..........................................     $  (141)           $  564            $(3,981)
                                                           =======            ======            =======

---------------
*Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ---------------------------------------------------------------------------------------
                                             MONEY                                                               INTERNATIONAL
                                            MARKET            EQUITY           SMALL CAP          MANAGED           GROWTH
                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                        ---------------   ---------------   ---------------   ---------------   ---------------
                                        FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                        JULY 10, 1997**   JULY 23, 1997**   JULY 23, 1997**   JULY 23, 1997**   JULY 23, 1997**
                                            THROUGH           THROUGH           THROUGH           THROUGH           THROUGH
                                         DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                             1997              1997              1997              1997              1997
                                        ---------------   ---------------   ---------------   ---------------   ---------------
From operations:
  Net investment income...............    $    12,988         $   431          $ 17,837          $ 19,108          $  3,248
  Net realized gain (loss) on
    investments.......................              0              41               168               140               (60)
  Net increase (decrease) in
    unrealized appreciation of
    investments.......................              0             250           (11,007)          (16,670)           (2,929)
                                          -----------         -------          --------          --------          --------
Net increase (decrease) in net assets
  resulting from operations...........         12,988             722             6,998             2,578               259
                                          -----------         -------          --------          --------          --------
From unit transactions:
  Net proceeds from the issuance of
    units.............................      1,961,819          13,447           205,099           423,645           110,383
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................     (1,130,952)         (1,169)           (2,372)           (4,593)             (796)
                                          -----------         -------          --------          --------          --------
Net increase from unit transactions...        830,867          12,278           202,727           419,052           109,587
                                          -----------         -------          --------          --------          --------
Net increase in net assets............        843,855          13,000           209,725           421,630           109,846
Net assets beginning of period........              0               0                 0                 0                 0
                                          -----------         -------          --------          --------          --------
Net assets end of period*.............    $   843,855         $13,000          $209,725          $421,630          $109,846
                                          ===========         =======          ========          ========          ========
Units outstanding beginning of
  period..............................              0               0                 0                 0                 0
Units issued during the period........        194,816           1,345            18,848            40,836            12,113
Units redeemed during the period......       (111,731)           (113)             (220)             (445)              (22)
                                          -----------         -------          --------          --------          --------
Units outstanding end of period.......         83,085           1,232            18,628            40,391            12,091
                                          ===========         =======          ========          ========          ========

---------------
 *Includes undistributed net
  investment income of:...............    $    12,988         $   431          $ 17,837          $ 19,108          $  3,248
**Commencement of operations.

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ----------------------------------------------------------------------
                                          HIGH YIELD          CAPITAL            STOCK           WORLDWIDE
                                             BOND          APPRECIATION          INDEX        EMERGING MARKETS
                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                        ---------------   ---------------   ---------------   ----------------
                                        FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD
                                        JULY 23, 1997**   JULY 23, 1997**   JULY 23, 1997**   JULY 23, 1997**
                                            THROUGH           THROUGH           THROUGH           THROUGH
                                         DECEMBER 31,      DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                             1997              1997              1997               1997
                                        ---------------   ---------------   ---------------   ----------------
From operations:
  Net investment income...............     $  1,806          $  1,295          $    496           $      0
  Net realized gain (loss) on
    investments.......................           17                (9)               14                (61)
  Net increase (decrease) in
    unrealized appreciation of
    investments.......................         (624)           (1,427)               54             (3,920)
                                           --------          --------          --------           --------
Net increase (decrease) in net assets
  resulting from operations...........        1,199              (141)              564             (3,981)
                                           --------          --------          --------           --------
From unit transactions:
  Net proceeds from the issuance of
    units.............................      157,186           157,623            13,566             17,333
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................       (1,560)           (1,526)           (1,161)              (473)
                                           --------          --------          --------           --------
Net increase from unit transactions...      155,626           156,097            12,405             16,860
                                           --------          --------          --------           --------
Net increase in net assets............      156,825           155,956            12,969             12,879
Net assets beginning of period........            0                 0                 0                  0
                                           --------          --------          --------           --------
Net assets end of period*.............     $156,825          $155,956          $ 12,969           $ 12,879
                                           ========          ========          ========           ========
Units outstanding beginning of
  period..............................            0                 0                 0                  0
Units issued during the period........       15,033            15,672             1,357              1,883
Units redeemed during the period......         (151)             (153)             (113)               (54)
                                           --------          --------          --------           --------
Units outstanding end of period.......       14,882            15,519             1,244              1,829
                                           ========          ========          ========           ========
---------------
 *Includes undistributed net
  investment income of:...............     $  1,806          $  1,295          $    496           $      0
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance policies are presented here.

     There are currently fifteen Corporate Sponsored Variable Universal Subaccounts within the Variable Account. Six of the subaccounts have no assets and nine invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Investment Fund ("Dreyfus Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), and the Van Eck Insurance Trust ("Van Eck Trust") (collectively, the "Funds"). The subaccounts of the Corporate Sponsored Variable Universal Life commenced operations during 1997. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Investment:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

     Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Life Subaccounts for 1997 aggregated $45,707.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in Corporate Sponsored Variable Universal Life at cost, at December 31, 1997 consist of the following:

                                  MONEY                                             INTERNATIONAL   HIGH YIELD
                                 MARKET        EQUITY     SMALL CAP     MANAGED        GROWTH          BOND
                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                               -----------   ----------   ----------   ----------   -------------   ----------
Shares beginning of period:
  Shares.....................            0          0             0            0             0              0
  Amount.....................  $         0    $     0      $      0     $      0      $      0       $      0
                               -----------    -------      --------     --------      --------       --------
Shares acquired:
  Shares.....................    1,961,819        391         7,272        9,979        17,370         27,422
  Amount.....................  $ 1,961,819    $13,447      $205,099     $423,645      $110,383       $157,186
Shares received for
  reinvestment of dividends:
  Shares.....................       12,988         12           668          469           526            316
  Amount.....................  $    12,988    $   431      $ 17,837     $ 19,108      $  3,248       $  1,806
Shares redeemed:
  Shares.....................   (1,130,952)       (33)          (85)        (109)         (122)          (273)
  Amount.....................  $(1,130,952)   $(1,128)     $ (2,204)    $ (4,453)     $   (856)      $ (1,543)
                               -----------    -------      --------     --------      --------       --------
Net change:
  Shares.....................      843,855        370         7,855       10,339        17,774         27,465
  Amount.....................  $   843,855    $12,750      $220,732     $438,300      $112,775       $157,449
                               -----------    -------      --------     --------      --------       --------
Shares end of period:
  Shares.....................      843,855        370         7,855       10,339        17,774         27,465
  Amount.....................  $   843,855    $12,750      $220,732     $438,300      $112,775       $157,449
                               ===========    =======      ========     ========      ========       ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Corporate Sponsored Variable Universal Life at cost, at December 31, 1997 consist of the following:

                                                        CAPITAL         STOCK          WORLDWIDE
                                                      APPRECIATION      INDEX       EMERGING MARKETS
                                                       SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                      ------------    ----------    ----------------
Shares beginning of period:
  Shares............................................           0             0                0
  Amount............................................    $      0       $     0          $     0
                                                        --------       -------          -------
Shares acquired:
  Shares............................................       5,598           529            1,205
  Amount............................................    $157,623       $13,566          $17,333
Shares received for reinvestment of dividends:
  Shares............................................          47            19                0
  Amount............................................    $  1,295       $   496          $     0
Shares redeemed:
  Shares............................................         (55)          (45)             (34)
  Amount............................................    $ (1,535)      $(1,147)         $  (534)
                                                        --------       -------          -------
Net change:
  Shares............................................       5,590           503            1,171
  Amount............................................    $157,383       $12,915          $16,799
                                                        --------       -------          -------
Shares end of period:
  Shares............................................       5,590           503            1,171
  Amount............................................    $157,383       $12,915          $16,799
                                                        ========       =======          =======

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF
MONY LIFE INSURANCE COMPANY OF AMERICA:

     We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of MONY Life Insurance Company of America ("the Company") as of December 31, 1997 and 1996, and the related statutory statements of operations, capital and surplus, and cash flows for the years then ended. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     The Company presents its financial statements in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Arizona ("statutory"), which is a comprehensive basis of accounting other than generally accepted accounting principles ("GAAP"). As explained in
Note 2 to the financial statements, the accounting practices used by the Company vary from generally accepted accounting principles, and the effects of these variances are material.

     In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with GAAP, the financial position of the Company as of December 31, 1997 and 1996, or the results of its operations and its cash flows, for the years then ended.

     In our opinion, however, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended on the basis of accounting described in Note 2.

     Our audits were conducted for the purpose of expressing an opinion on the financial statements taken as a whole. The Supplemental Schedule of Selected Financial Data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the basic financial statements. The Supplemental Schedule of Selected Financial Data has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the basic financial statements taken as a whole.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 27, 1998

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL
                         AND SURPLUS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                           DECEMBER 31,
                                                              ---------------------------------------
                                                                     1997                 1996
                                                                     ----                 ----
                                               ASSETS
Cash and invested assets:
     Cash and short-term investments........................  $           45,956   $           90,207
     Bonds..................................................           1,074,724            1,047,957
     Common stocks..........................................                 981                1,235
     Mortgage loans.........................................             134,828              158,847
     Real estate............................................              22,627               40,725
     Policy loans...........................................              45,892               41,464
     Other invested assets..................................               7,001                8,518
                                                              ------------------   ------------------
          Total cash and invested assets....................           1,332,009            1,388,953
Investment income due and accrued...........................              22,402               20,401
Other assets................................................                 247                2,511
Separate account assets.....................................           3,606,711            2,529,992
                                                              ------------------   ------------------
          Total assets......................................  $        4,961,369   $        3,941,857
                                                              ==================   ==================

                                  LIABILITIES, CAPITAL AND SURPLUS
Liabilities:
     Life insurance and annuity reserves....................  $        1,241,979   $        1,284,529
     Deposits left with the Company.........................              23,197               23,525
     Policy claims in process of settlement.................               8,331                6,085
     Federal income taxes due or accrued....................              17,837               29,077
     Transfers from separate accounts.......................            (128,943)             (97,477)
     Other liabilities......................................              32,869               18,842
     Separate account liabilities...........................           3,606,711            2,529,992
     Interest maintenance reserve...........................               3,965                3,583
     Investment reserves....................................               6,000                4,000
     Asset valuation reserve................................              16,272               17,887
                                                              ------------------   ------------------
          Total liabilities.................................           4,828,218            3,820,043
Capital and surplus:
     Capital stock, $1.00 par value; authorized, 5,000,000
      shares issued and outstanding, 2,500,000 shares.......               2,500                2,500
     Additional paid-in capital.............................             133,500              133,500
     Unassigned funds.......................................              (2,849)             (14,186)
                                                              ------------------   ------------------
          Total capital and surplus.........................             133,151              121,814
                                                              ------------------   ------------------
          Total liabilities, capital and surplus............  $        4,961,369   $        3,941,857
                                                              ==================   ==================

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                              FOR THE YEARS ENDED
                                                                  DECEMBER 31,
                                                              --------------------
                                                                1997        1996
                                                                ----        ----
Premiums, annuity considerations and fund deposits..........  $799,035    $741,870
Net investment income.......................................    99,006     102,092
Other income (net)..........................................       332          22
                                                              --------    --------
                                                               898,373     843,984
Policyholder and contractholder benefits....................   407,381     336,731
Change in policy and contract reserves......................   (42,879)    (35,010)
Commissions.................................................    40,860      36,793
Operating expenses..........................................    64,866      53,212
Transfer to separate accounts...............................   397,492     428,101
                                                              --------    --------
                                                               867,720     819,827
Net gain from operations before federal income taxes........    30,653      24,157
Federal income taxes........................................    17,390      14,407
                                                              --------    --------
Net gain from operations....................................    13,263       9,750
  Net realized capital losses (See Note 7)..................    (3,544)     (1,720)
                                                              --------    --------
Net Income..................................................  $  9,719    $  8,030
                                                              ========    ========

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              STATEMENTS OF CAPITAL AND SURPLUS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                              FOR THE YEARS ENDED
                                                                  DECEMBER 31,
                                                              --------------------
                                                                1997        1996
                                                                ----        ----
Capital and surplus, beginning of year......................  $121,814    $115,630
                                                              --------    --------
Net income..................................................     9,719       8,030
Change in net unrealized capital gains......................     2,774       1,618
Change in non-admitted assets...............................      (771)        384
Change in asset valuation reserve...........................     1,615      (3,848)
Increase in investment reserve..............................    (2,000)          0
                                                              --------    --------
Net change in capital and surplus for the year..............    11,337       6,184
                                                              --------    --------
Capital and surplus, end of year............................  $133,151    $121,814
                                                              ========    ========

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                               FOR THE YEARS ENDED
                                                                   DECEMBER 31,
                                                              ----------------------
                                                                1997         1996
                                                                ----         ----
CASH FROM OPERATIONS:
     Premiums, annuity considerations and fund deposits.....  $ 799,751    $ 741,905
     Investment income, net of investment expenses..........     97,589      104,606
     Other income...........................................        833          985
     Policy benefits paid...................................   (405,289)    (336,206)
     Transfers to separate accounts.........................   (428,958)    (460,502)
     Commissions, other expenses and taxes paid.............   (105,188)     (91,150)
     Federal income taxes (excluding tax on capital
      gains)................................................    (27,516)           0
                                                              ---------    ---------

               Net cash from operations.....................    (68,778)     (40,362)
                                                              ---------    ---------
CASH FROM INVESTMENTS:
     Proceeds from investments sold, matured or repaid:
          Bonds.............................................    130,649      134,846
          Stocks............................................      1,050            0
          Mortgage loans....................................     37,670       53,226
          Real estate.......................................     18,453       19,790
          Other invested assets.............................      1,512           18
          Other.............................................        361           88
          Taxes paid on net capital gains...................     (1,564)           0
                                                              ---------    ---------
               Total investment proceeds....................    188,131      207,968
                                                              ---------    ---------

     Cost of investments acquired:
          Bonds.............................................    157,583      163,792
          Stocks............................................         68           40
          Mortgage loans....................................     13,641       38,651
          Real estate.......................................      1,180        3,392
          Other invested assets.............................        574        1,388
          Change in policy loans............................      4,428        3,339
                                                              ---------    ---------
               Total investments acquired...................    177,474      210,602
                                                              ---------    ---------

               Net cash from investments....................     10,657       (2,634)
                                                              ---------    ---------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
     Cash provided:
          Other sources.....................................     13,870        8,041
                                                              ---------    ---------
               Net cash from financing and miscellaneous
                 sources....................................     13,870        8,041
                                                              ---------    ---------

     Net change in cash and short-term investments..........    (44,251)     (34,955)
Cash and short-term investments, beginning of year..........     90,207      125,162
                                                              ---------    ---------
Cash and short-term investments, end of year................  $  45,956    $  90,207
                                                              =========    =========

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION:

     MONY Life Insurance Company of America (the "Company"), an Arizona corporation, is a wholly owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"), a mutual life insurance company. The Company's primary business is to provide interest-sensitive life insurance and asset accumulation products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY's career agency sales force. These products are sold throughout the United States (except New York) and Puerto Rico.

     On September 8, 1997, MONY announced that it is pursuing converting to a stock life insurance company through demutualization. In connection with the demutualization, MONY has prepared a Plan of Reorganization ("the Plan") which is subject to approval by the Insurance Department of the State of New York as well as adoption by MONY's Board of Trustees and approval by MONY's policyholders.

     In accordance with the Plan, subject to the approvals indicated above, among other things, MONY will convert from a New York mutual life insurance company to a New York stock life insurance company (the "Plan of Demutualization") and become a wholly owned subsidiary of MONY Financial Services Corporation (the "Holding Company"), a holding company organized in Delaware for the purpose of becoming the parent holding company of MONY.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Arizona ("statutory"), which is a comprehensive basis of accounting other than generally accepted accounting principles ("GAAP").

     The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of results of operations and changes in surplus during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) valuation reserves for mortgage loans and real estate investments, and (ii) the liability for future policy benefits.

     In financial statements prepared in conformity with statutory accounting, the accounting treatment of certain items is different than for financial statements prepared in conformity with GAAP. Some of the general differences include:

     - Policy acquisition costs, such as commissions and other costs incurred in connection with acquiring new and renewal business, are expensed when incurred; under GAAP, such costs are deferred and amortized over the present value of expected gross margins.

     - Premiums for universal life and investment-type products are recognized as revenue when due; under GAAP, they are reported as deposits to policyholders' account balances. Revenues from these contracts under GAAP consist of amounts assessed during the period against policyholders' account balances for mortality, policy administration and surrender charges.

     - Policy reserves are based on statutory mortality and interest requirements, without consideration of withdrawals, and are reported net of reinsurance reserve credits; under GAAP, the reserves for interest sensitive life and annuity products are equal to the fund value and are reported gross of reinsurance reserve credits.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
     - No provision is made for deferred income taxes; under GAAP, deferred income taxes result from temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements.

     - An interest maintenance reserve ("IMR") is established as a liability to capture realized investment gains and losses, net of tax, on the sale of fixed maturities and mortgage loans resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold; under GAAP, assets are carried on the balance sheet, net of appropriate valuation allowances.

     - An asset valuation reserve ("AVR"), based upon a formula prescribed by the NAIC, is established as a liability to offset potential non-interest related investment losses, and changes in the AVR are charged or credited to surplus; under GAAP, no such reserve is required.

     - Bonds in good standing are generally carried at amortized cost; under GAAP, bonds which are classified as available for sale are carried at fair value and the related change in unrealized gains and losses, net of related deferred taxes and an adjustment for deferred policy acquisition costs, is reported as a component of other comprehensive income in equity.

     - Certain assets designated as "non-admitted," are excluded from assets by a direct charge to surplus; under GAAP, such assets are carried on the balance sheet, net of appropriate valuation allowances.

     - Methods used for calculating real estate and mortgage loan values and real estate depreciation under statutory reporting are different from those used for GAAP.

     - Cash equivalents are defined as all highly liquid debt securities with original maturities of twelve months or less; under GAAP, cash equivalents are defined as short-term, highly liquid investments, which generally have original maturities of three months or less.

     The following is a description of the Company's principal statutory accounting policies:

  a. Premiums and Insurance Expenses

     Premiums are included in revenue over the premium payment periods of the related policies. Annuity considerations and fund deposits are included in revenue as received.

     The costs of acquiring new business, primarily commissions, underwriting, agency and other costs related to issuance, maintenance and settlement of policies are charged to operations in the year incurred.

  b. Investments

     Bonds are stated at amortized cost, except those bonds not in good standing, which are carried at NAIC-designated values, which approximate fair value. Loan-backed bonds and structured securities are valued at amortized cost using the effective interest method considering anticipated prepayments at the date of purchase; significant changes in the estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Common stocks are carried at fair value. Policy loans are carried at their unpaid principal balances. Short-term investments are carried at amortized cost and consist of securities with original maturities of twelve months or less.

     Mortgage loans other than those in process of foreclosure are carried at their unpaid principal balances adjusted for unamortized premium or discount. Real estate owned for investment is carried at depreciated cost, less encumbrances, if any. There were no encumbrances in 1997 or 1996. Joint ventures in real estate are

                     MONY LIFE INSURANCE COMPANY OF AMERICA

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
included in Other Invested Assets and are carried principally at their equity value. Other investments are generally carried at cost.

     Real estate acquired through foreclosure is carried at the lower of cost, less accumulated depreciation and encumbrances, if any, or estimated fair value at the time of foreclosure. There were no encumbrances in 1997 or 1996. Mortgage loans in process of foreclosure are carried at the lower of the current carrying value or estimated fair value. Fair value is determined by using the estimated discounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates regarding future operating expenses, lease rates, occupancy levels and investors' targeted yields.

     The Company provides, through a direct charge to surplus, an investment valuation reserve for permanent impairment of real estate investments, joint ventures in real estate, mortgage loans delinquent for more than 60 days and restructured mortgage loans. This reserve reflects, in part, the excess of the carrying value of such assets over the estimated undiscounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates similar to those described in the preceding paragraph. As of December 31, 1997 and 1996, the Company's investment valuation reserve was $6 million and $4 million, respectively.

     Derivative instruments are valued consistently with the items being hedged. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Derivatives that cease to be effective hedges are valued at market value.

     Realized capital gains and losses on sales of investments are determined on the basis of specific identification. Unrealized capital gains and losses are recorded directly to surplus. Investment income is recognized as earned. Investment income earned includes the amortization of premium and accretion of discount relative to bonds acquired at other than their par value and excludes certain overdue due and accrued interest income.

  c. Interest Maintenance Reserve and Asset Valuation Reserve

     Realized investment gains and losses (net of tax) for bonds and mortgage loans resulting from changes in interest rates are deferred, and credited or charged to the IMR. These amounts are amortized into net income over the remaining years to expected maturity of the assets sold.

     The AVR is based upon a formula prescribed by the NAIC and functions as a reserve for potential non-interest related investment losses. In addition, realized investment gains and losses (not subject to the IMR) and unrealized gains and losses result in changes in the AVR which are recorded directly to surplus.

  d. Policy Reserves

     Policy reserves for deferred annuity contracts are computed by using the Commissioners' Annuity Reserve Valuation Method by using the 1971 IAM Table for contracts issued before 1984 and the 1983 Table A for contracts issued since 1983 and prescribed statutory interest rates. Policy reserves for universal life and single premium whole life contracts are computed by using the Commissioners' Reserve Valuation Method and by using the 1958 and 1980 CSO Tables, and prescribed statutory interest rates.

  e. Non-admitted Assets

     Certain assets designated as "non-admitted" assets (principally miscellaneous receivables) are excluded from the statements of admitted assets, liabilities, capital and surplus.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
  f. Separate Account Assets and Liabilities

     Separate account assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contractholders. Assets consist of securities reported at market value. Premiums, benefits and expenses of the separate accounts are included in the Company's statements of operations.

  g. Depreciation

     The Company uses the constant-yield method of depreciation for substantially all investments in real estate and real estate joint ventures and limited partnerships acquired prior to January 1, 1991. Acquisitions subsequent to January 1, 1991 and foreclosed real estate are depreciated on the straight-line method. Real estate assets and improvements are generally depreciated over ten to forty-year periods and leasehold improvements are depreciated over the lives of the leases. Depreciation expense related to investments in real estate was $1.1 million and $1.4 million in 1997 and 1996, respectively; accumulated depreciation was $4.4 million at December 31, 1997 and 1996.

  h. Cash Flows

     Short-term investments are characterized as cash equivalents for purposes of the statements of cash flows.

     Certain amounts for 1996 have been reclassified to conform to the 1997 presentation.

3.  CAPITAL AND SURPLUS:

     MONY guaranteed to the states who requested it, pursuant to conditions imposed by such states as a prerequisite for the licensing of new subsidiaries, that the Company's capital and surplus would be maintained at a level at least equivalent to the minimum capital and surplus required for admission to conduct business in those states. As of December 31, 1997 and 1996, this guarantee was outstanding in the state of New Jersey.

4.  RELATED PARTY TRANSACTIONS:

     At both December 31, 1997 and 1996, approximately 26 percent of the Company's investments in mortgages were held through joint participation with MONY. In addition, approximately 100 percent and 87 percent of the Company's real estate and joint venture investments were held through joint participation with MONY at December 31, 1997 and 1996, respectively.

     In 1997 the New York City Industrial Development Agency issued bonds in the total amount of $16.0 million for the benefit of MONY related to MONY's consolidation of site locations to New York City. Debt service under the bonds is funded by lease payments by MONY to the bond trustee for the benefit of the Company, which is the sole bondholder. The bonds are held by the Company and are listed as affiliated bonds on Schedule D.

     The Company and MONY are parties to an agreement whereby MONY agrees to reimburse the Company to the extent that the Company's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75 percent of the appraised value of the loan at origination for each such mortgage loan. Pursuant to the agreement, the Company received payments from MONY totaling $0.1 million in both 1997 and 1996.

     The Company has a service agreements with MONY whereby MONY provides personnel services, facilities, supplies and equipment to the Company to conduct its business as well as for the Company to

                     MONY LIFE INSURANCE COMPANY OF AMERICA

4.  RELATED PARTY TRANSACTIONS (CONTINUED):
provide services to MONY Series Fund, Inc. ("the Fund"), an affiliate of the Company, as an investment advisor. Services rendered by MONY under these agreements are provided on a cost reimbursable basis.

     The Company has an investment advisory agreement with the Fund with respect to the investment and management of the Fund's invested assets. The Company is compensated for such services with an investment management fee computed in accordance with the terms of the agreement.

     The Company has three underwriting agreements with the Fund and MONY Securities Corporation ("MSC"). The agreements provide for MSC to act as the principal underwriter for the sale of the Company's flexible premium variable annuity contracts and as the broker for the sale of the Fund's shares. These agreements may be terminated at any time by either MSC or the Company upon sixty days prior notice.

     In addition, the Company has an investment advisory agreement with MONY whereby MONY provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The agreement provides for scheduled fees for actual cost reimbursement and may be terminated by either party upon 60 days written notice.

5.  FIXED MATURITY SECURITIES AND COMMON STOCKS:

  Fixed Maturity Securities by Investment Type and Common Stocks:

     The cost and estimated fair value (see Note 8) of investments in fixed maturity securities (including short-term investments and bonds) and common stocks as of December 31, 1997 and December 31, 1996 are presented in the table below. Cost is amortized cost for fixed maturity securities and original cost for common stocks.

                                                                      GROSS          GROSS           ESTIMATED
                                                                   UNREALIZED     UNREALIZED           FAIR
                                                   COST               GAINS         LOSSES             VALUE
                                            -------------------   -------------   -----------   -------------------
                                              1997       1996     1997    1996    1997   1996     1997       1996
                                              ----       ----     ----    ----    ----   ----     ----       ----
                                                                     (DOLLARS IN MILLIONS)
U.S. Treasury securities & obligations of
  U.S. government agencies................  $    5.9   $    5.9   $ 0.0   $ 0.0   $0.0   $0.0   $    5.9   $    5.9
Collateralized mortgage obligations:
  Government agency backed................     123.7      126.4     2.2     1.3   0.1    1.0       125.8      126.7
  Non-agency backed.......................      34.5       35.0     2.0     1.5   0.0    0.2        36.5       36.3
Other asset backed securities:
  Government agency backed................       0.2        0.2     0.0     0.0   0.0    0.0         0.2        0.2
  Non-agency backed.......................      93.8       98.5     2.1     1.3   0.2    0.7        95.7       99.1
Public utilities..........................     123.8      129.0     3.1     2.3   0.2    1.0       126.7      130.3
Corporate bonds...........................     676.8      653.0    18.0    13.2   2.2    4.8       692.6      661.4
Affiliates................................      16.0        0.0     0.0     0.0   0.0    0.0        16.0        0.0
                                            --------   --------   -----   -----   ----   ----   --------   --------
  Total bonds.............................   1,074.7    1,048.0    27.4    19.6   2.7    7.7     1,099.4    1,059.9
Commercial paper..........................      25.7       86.5     0.0     0.0   0.0    0.0        25.7       86.5
                                            --------   --------   -----   -----   ----   ----   --------   --------
  Total bonds and short-term
    investments...........................  $1,100.4   $1,134.5   $27.4   $19.6   $2.7   $7.7   $1,125.1   $1,146.4
                                            ========   ========   =====   =====   ====   ====   ========   ========
Common stocks.............................  $    0.8   $    1.1   $ 0.2   $ 0.1   $0.0   $0.0   $    1.0   $    1.2
                                            ========   ========   =====   =====   ====   ====   ========   ========

     Amortized cost represents the principal amount of the fixed maturity securities adjusted by unamortized premium or discount and reduced by writedowns of $0.4 million and $3.4 million at December 31, 1997 and 1996, respectively, as required by the NAIC for securities which are in or near default.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

5.  FIXED MATURITY SECURITIES AND COMMON STOCKS (CONTINUED):
     At December 31, 1997, 78.2% of the Company's Collateralized Mortgage Obligation (CMO) portfolio was held in U.S. government and government agency-backed securities. The remainder of the CMO portfolio consisted of NAIC category 1 investment grade securities.

  Maturities of Fixed Maturity Securities:

     The amortized cost and estimated fair value of fixed maturity securities by maturity date as of December 31, 1997 are as follows:

                                                                       ESTIMATED
                                                          AMORTIZED      FAIR
                                                            COST         VALUE
                                                          ---------    ---------
                                                             ($ IN MILLIONS)
Due in one year or less.................................  $   48.9     $   49.0
Due after one year through five years...................     411.4        418.1
Due after five years through ten years..................     380.4        391.3
Due after ten years.....................................     259.7        266.7
                                                          --------     --------
                                                          $1,100.4     $1,125.1
                                                          ========     ========

     Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     Proceeds from sales of investments in fixed maturity securities during 1997 and 1996 were $31.3 million and $13.3 million, respectively. Gross gains of $0.5 million in 1997 and $0.2 million in 1996, and gross losses of $4.3 million in 1997 and $0.3 million in 1996 were realized on these sales.

     Proceeds from sales of investments in common stocks during 1997 and 1996 were $1.0 million and $0, respectively. Gross gains of $0.7 million in 1997 and $0 in 1996, and gross losses of $0 in 1997 and $0 in 1996 were realized on these sales.

     There were no non-income producing bonds and redeemable preferred stocks for the twelve months preceding December 31, 1997. The carrying values of fixed maturity securities which were non-income producing for the twelve months preceding December 31, 1996 were $1.0 million.

6.  MORTGAGE LOANS AND REAL ESTATE:

     The Company invests in mortgage loans collateralized by commercial and agricultural real estate. Such mortgage loans consist primarily of first mortgage liens on completed income-producing properties, including agricultural properties. As of December 31, 1997, $55.3 million of mortgage loans have terms that require amortization, and $79.5 million of mortgage loans require partial amortization or are non-amortizing. Mortgage loans delinquent over 90 days or in process of foreclosure were $0.6 million at December 31, 1997 and there were no mortgage loans delinquent over 90 days or in process of foreclosure at December 31, 1996. There were no properties acquired through foreclosure during 1997 or 1996.

     The Company has performing restructured mortgage loans of $14.1 million as of December 31, 1997 and $15.0 million as of December 31, 1996. The new terms typically reduce the contract rate of interest. Interest is recognized in income based on the modified rate of the loan. Gross interest income on restructured loans that would have been recorded in accordance with the loans' original terms was approximately $1.4 million in 1997 and $1.5 million in 1996. Gross interest income recognized in net income for the period from these loans was $1.0 million in 1997 and $1.1 million in 1996. There are no commitments to lend additional funds to any debtor involved in a restructuring.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

6.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED):
     At both December 31, 1997 and 1996, there were no mortgage loans that were non-income producing for the preceding twelve months.

     At both December 31, 1997 and 1996, there were no real estate properties that were non-income producing for the preceding twelve months.

7.  INVESTMENT INCOME, REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES):

     Net investment income for the years ended December 31, 1997 and 1996 was derived from the following sources:

                                                                 1997      1996
                                                                 ----      ----
                                                                ($ IN MILLIONS)
NET INVESTMENT INCOME
------------------------------------------------------------
Bonds and common stock......................................    $ 79.0    $ 77.5
Mortgage loans..............................................      12.0      14.4
Real estate (net of property expenses)......................       1.2       3.0
Policy loans................................................       3.5       2.7
Other investments (including cash & short-term
  investments)..............................................       6.6       7.5
                                                                ------    ------
     Total investment income................................     102.3     105.1
Investment expenses.........................................       3.3       3.0
                                                                ------    ------
     Net investment income..................................    $ 99.0    $102.1
                                                                ======    ======

     Net realized capital gains (losses) on investments for the years ended December 31, 1997 and 1996 are summarized as follows:

                                                                 1997      1996
                                                                 ----      ----
                                                                ($ IN MILLIONS)
REALIZED CAPITAL GAINS (LOSSES)
------------------------------------------------------------
Bonds and common stock......................................    $(2.4)    $ 0.9
Real estate and mortgage loans..............................      0.4      (0.1)
Derivative instruments......................................      0.0      (0.8)
Other.......................................................     (0.2)      0.0
                                                                -----     -----
                                                                 (2.2)      0.0
Taxes.......................................................     (0.5)     (0.8)
Transferred to IMR, net of taxes............................     (0.8)     (0.9)
                                                                -----     -----
     Net realized capital losses............................    $(3.5)    $(1.7)
                                                                =====     =====

     During 1997 and 1996, realized capital losses resulting from changes in interest rates on bonds of $0.8 million (net of $0.5 million tax) and $0.9 million (net of $0.5 million tax), respectively, were transferred to the Company's IMR for future amortization into net income.

     Net unrealized capital gains were $2.8 million in 1997 and $1.6 million in 1996. The 1997 and 1996 net unrealized gains include writedowns of approximately $0.2 million in 1997 and $0 in 1996 on real estate acquired through foreclosure and mortgage loans in process of foreclosure. These gains and losses are detailed by asset type in the table below.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

7.  INVESTMENT INCOME, REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES)
(CONTINUED):

                                                                 1997     1996
                                                                 ----     ----
                                                                ($ IN MILLIONS)
UNREALIZED CAPITAL GAINS (LOSSES)
------------------------------------------------------------
Bonds and stocks............................................    $ 3.0     $1.6
Real estate and mortgage loans..............................     (0.2)     0.0
                                                                -----     ----
     Total net unrealized capital gains.....................    $ 2.8     $1.6
                                                                =====     ====

8.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The estimated fair values of mortgage loans, common stocks, cash, short-term investments, separate account assets and liabilities, and investment-type contracts approximate their carrying amounts. The carrying values of bonds were $1,074.7 million and $1,048.0 million at December 31, 1997 and 1996, respectively. The estimated fair values of bonds were $1,099.4 million and $1,059.9 million at December 31, 1997 and 1996, respectively.

     The methods and assumptions utilized in estimating these fair values of financial instruments are summarized as follows:

  Fixed maturity securities (See Note 5)

     The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage loans

     The fair value of mortgage loans is estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgage loans in process of foreclosure is the estimated fair value of the underlying collateral.

  Policy loans

     Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Separate account assets and liabilities

     The estimated fair value of assets held in separate accounts is based principally on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, net of surrender charges.

  Investment-type Contract Liabilities

     The fair values of annuities are based on estimates of the value of payments available upon full surrender. The fair values of the Company's liabilities under guaranteed investment contracts are estimated by discounting expected cash outflows using interest rates currently offered for similar contracts with maturities consistent with those remaining for the contracts being valued, where appropriate.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

9.  OFF BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK:

  Financial Instruments with Off-Balance Sheet Risk:

     In 1992, the Company entered into an agreement with a bank to lend securities to approved borrowers. There were $65,000 of loaned securities as of December 31, 1997. The minimum collateral on securities loaned is 102% of the market value of loaned securities. Such securities are marked to market on a daily basis, adjusting required collateral values accordingly.

  Concentrations of Credit Risk:

     As of December 31, 1997 and 1996, the Company had no single investment or series of investments with a single issuer (excluding U.S. Government Agency securities) exceeding 1.4 percent and 1.3 percent, respectively, of total cash and invested assets.

     The bond portfolio is diversified by industry type. The industries comprising 10 percent or more of the carrying value of the bond portfolio at December 31, 1997 are Financial Services of $133.5 million (12.4 percent), Government and Agencies of $129.8 million (12.1 percent), Energy of $128.3 million (11.9 percent), Non-Government Asset/Mortgage-Backed of $128.3 million (11.9 percent), Public Utilities of $123.8 million (11.5 percent), and Consumer Goods and Services of $112.5 million (10.5 percent). At December 31, 1996, the industries comprising 10 percent or more of the carrying value of the bond portfolio were Government and Agencies of $132.5 million (12.7 percent), Non-Government Asset/Mortgage-Backed of $133.5 million (12.7 percent), Public Utilities of $129.0 million (12.3 percent), Energy of $119.7 million (11.4 percent), and Other Manufacturing of $116.9 million (11.2 percent).

     The Company holds below investment grade bonds of $79.7 million at December 31, 1997. Below, investment grade bonds are defined as those securities rated in categories 3 through 6 by the NAIC, which are approximately equivalent to bonds rated below BBB by rating agencies. These bonds consist mostly of privately issued bonds, which are monitored by the Company through extensive internal analysis of the financial condition of the borrowers, and which include protective debt covenants. Of these bonds, $66.6 million are in category 3, which is considered to be medium quality by the NAIC. At December 31, 1996, the Company's investments in below investment grade bonds were $59.4 million.

     The Company has investments in commercial and agricultural mortgage loans and real estate (including joint ventures). The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 1997 and 1996 are as follows:

                                                   1997              1996
                                              --------------    --------------
                                                $        %        $        %
                                                -        -        -        -
                                                      ($ IN MILLIONS)
GEOGRAPHIC REGION
------------------------------------------
West......................................     54.0     32.9     71.3     34.3
Mountain..................................     41.2     25.1     48.3     23.3
Northeast.................................     25.3     15.4     25.6     12.3
Southwest.................................     16.8     10.2     20.9     10.1
Midwest...................................     14.7      8.9     25.5     12.3
Southeast.................................     12.4      7.5     16.1      7.7
                                              -----    -----    -----    -----
          Total...........................    164.4    100.0    207.7    100.0
                                              =====    =====    =====    =====

     The states with the largest concentrations of mortgage loans and real estate investments at December 31, 1997 are: California, $33.8 million (20.6%); New York, $19.1 million (11.6%); Texas, $16.2 million (9.9%); Arizona, $13.6 million (8.3%); Washington, $11.6 million (7.1%) and Idaho, $10.7 million (6.5%).

                     MONY LIFE INSURANCE COMPANY OF AMERICA

9.  OFF BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK (CONTINUED):
     As of December 31, 1997 and 1996, the real estate and mortgage loan portfolio was also diversified as follows:

                                                   1997              1996
                                              --------------    --------------
                                                $        %        $        %
                                                -        -        -        -
                                                      ($ IN MILLIONS)
PROPERTY TYPE
--------------------------------------------
Agriculture.................................   99.5     60.5    117.8     56.7
Office Building.............................   24.5     14.9     34.9     16.8
Hotel.......................................   15.0      9.1     21.5     10.4
Retail......................................   10.3      6.3     12.3      5.9
Industrial..................................    7.3      4.5      9.4      4.5
Other.......................................    4.4      2.6      4.4      2.1
Apartments..................................    3.4      2.1      7.4      3.6
                                              -----    -----    -----    -----
          Total.............................  164.4    100.0    207.7    100.0
                                              =====    =====    =====    =====

10.  RESERVES:

     The withdrawal characteristics of the Company's annuity actuarial reserves and deposit liabilities as of December 31, 1997 were as follows:

                                                              ($ IN MILLIONS)
Not subject to discretionary withdrawal provision...........     $   77.1
Subject to discretionary withdrawal -- with adjustment:
     -  at book value less surrender charges of 5% or
       more.................................................        180.9
     -  at market value.....................................      3,403.3
                                                                 --------
               Subtotal.....................................      3,584.2
Subject to discretionary withdrawal -- without adjustment:
     -  at book value (minimal or no charge or
       adjustment)..........................................        475.1
                                                                 --------
               Total annuity actuarial reserves and deposit
                 liabilities -- gross and net of
                 reinsurance................................     $4,136.4
                                                                 ========

     The amounts above are included in the Company's statements of admitted assets, liabilities, capital and surplus as life insurance and annuity reserves ($0.7) billion and separate account liabilities ($3.4) billion.

11.  REINSURANCE:

     Life insurance business is ceded on a yearly renewable term basis to MONY and other insurance companies under various reinsurance contracts. The Company's general practice is to retain no more than $0.5 million of risk on any one person. The total amount of reinsured life insurance in force on this basis was $2.7 billion and $2.6 billion at December 31, 1997 and 1996, respectively. Premiums ceded under these contracts were $16.1 million and $14.6 million; benefit payments recovered were $11.6 million and $17.3 million; policy reserve credits recorded were $11.1 million and $10.6 million; and recoverable amounts on paid and unpaid losses were $2.4 million and $3.5 million in 1997 and 1996, respectively.

     The Company is contingently liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

12.  FEDERAL INCOME TAXES:

     The Company is included in the consolidated federal income tax return with its parent, MONY, and the parent's non-life subsidiaries. The allocation of federal income taxes is based upon separate return calculations with current credit for net losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany tax balances are settled annually in the fourth quarter.

     The Company's federal income tax returns for years through 1991 have been examined with no proposed material adjustments. In the opinion of management, adequate provision has been made for any additional taxes that may become due with respect to open years.

     Pre-tax operating gains and pre-tax realized gains, as reported in the accompanying statements of operations, differ from taxable income reported for tax purposes. Significant differences include the deferral and amortization of policy acquisition costs for tax purposes, the difference between statutory and tax reserves, depreciation expense and related recapture, capital gains deferred to the IMR, and equity in joint ventures.

13.  COMMITMENTS AND CONTINGENCIES:

     In late 1995 and during 1996, a number of purported class actions were commenced in various state and federal courts against the Company and MONY ("the Companies") alleging that the Companies engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies during the period 1980 to the present. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e. breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). The Companies have answered the complaints in each action (except for one being voluntarily held in abeyance), have denied any wrongdoing, and have asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified the Goshen case, being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination, had an ownership interest in a whole or universal life insurance policy issued by the Companies and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Companies filed a motion to dismiss or, alternatively, motion for summary judgment on all counts of the complaint.

     The Massachusetts District Court in the Multidistrict Litigation has entered an order recognizing the Goshen case as the lead case and essentially holding all of the federal cases in abeyance pending the action of the Goshen case. Consequently, all other putative class actions have been either consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Companies' motion for summary judgment and dismissed all claims filed in the Goshen case against the Companies. The order by the New York State Supreme Court has been appealed to the Appellate Division by plaintiffs and all actions before the United States District Court for the District of Massachusetts are still pending.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its businesses. The claimants in certain of these actions and proceedings seek damages of unspecified amounts. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

13.  COMMITMENTS AND CONTINGENCIES (CONTINUED):
     In the opinion of management of the Company, resolution of contingent liabilities arising from litigation, income taxes and other matters will not have a material adverse effect on the Company's statutory surplus or results of operations.

     At December 31, 1997, the Company had a commitment to issue a $1.9 million fixed rate farm loan with an interest rate of 7.8% and a duration of 10 years. There were no outstanding bond commitments as of December 31, 1997.

14.  YEAR 2000:

     The Year 2000 issue is the result of the widespread use of computer programs written using two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe capacity necessary to accommodate a four-digit year field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a major systems failure or miscalculations. The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software, the Year 2000 issue will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 issue may have a material impact on the operations of the Company. Furthermore, even if the Company completes such modifications and conversions on a timely basis, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 problem will not have a material impact on the operations of the Company.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)

     The following is a summary of certain financial data from the Company's Annual Statement included in other exhibits and schedules subjected to audit procedures by independent accountants and utilized by the Company's actuaries in the determination of reserves:

INVESTMENT INCOME EARNED:
------------------------------------------------------------
    U.S. Government bonds...................................           387
    Other bonds (unaffiliated)..............................        77,378
    Bonds of affiliates.....................................           602
    Preferred stocks (unaffiliated).........................             0
    Preferred stocks of affiliates..........................             0
    Common stocks (unaffiliated)............................             1
    Common stocks of affiliates.............................             0
    Mortgage loans..........................................        12,097
    Real estate.............................................         8,565
    Premium notes, policy loans and liens...................         3,465
    Collateral loans........................................             0
    Cash on hand and on deposit.............................           117
    Short-term investments..................................         4,652
    Other invested assets...................................           571
    Derivative instruments..................................             0
    Aggregate write-ins for investment income...............         1,355
                                                                ----------
        Gross investment income.............................       109,190
                                                                ==========
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES...........        22,627
MORTGAGE LOANS -- BOOK VALUE:
------------------------------------------------------------
    Farm mortgages..........................................        99,492
    Residential mortgages...................................             0
    Commercial mortgages....................................        35,336
                                                                ----------
        Total mortgage loans................................       134,828
                                                                ==========
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
------------------------------------------------------------
    Good standing...........................................       120,120
    Good standing with restructured terms...................        14,126
    Interest overdue more than three months, not in
     foreclosure............................................             0
    Foreclosure in process..................................           582
                                                                ----------
        Total mortgage loans................................       134,828
                                                                ==========
OTHER LONG TERM ASSETS -- STATEMENT VALUE...................        52,824
COLLATERAL LOANS............................................             0
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND
AFFILIATES -- BOOK VALUE:
------------------------------------------------------------
    Bonds...................................................        16,000
    Preferred Stocks........................................             0
    Common Stocks...........................................             0

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY -- STATEMENT
VALUE:
------------------------------------------------------------
    Due within one year or less.............................        84,300
    Over 1 year through 5 years.............................       573,903
    Over 5 years through 10 years...........................       344,927
    Over 10 years through 20 years..........................        68,716
    Over 20 years...........................................        28,578
                                                                ----------
        Total by Maturity...................................     1,100,424
                                                                ==========
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY -- STATEMENT
VALUE:
------------------------------------------------------------
    Class 1.................................................       579,042
    Class 2.................................................       441,677
    Class 3.................................................        66,571
    Class 4.................................................        12,524
    Class 5.................................................             0
    Class 6.................................................           610
                                                                ----------
        Total by Class......................................     1,100,424
                                                                ==========
TOTAL BONDS AND SHORT-TERM INVESTMENTS -- PUBLICLY TRADED...       645,558
TOTAL BONDS AND SHORT-TERM INVESTMENTS -- PRIVATELY
  PLACED....................................................       454,866
PREFERRED STOCKS -- STATEMENT VALUE.........................             0
COMMON STOCKS -- MARKET VALUE...............................           981
SHORT-TERM INVESTMENTS -- BOOK VALUE........................        25,700
FINANCIAL OPTIONS OWNED -- STATEMENT VALUE..................             0
FINANCIAL OPTIONS WRITTEN AND IN FORCE -- STATEMENT VALUE...             0
FINANCIAL FUTURES CONTRACTS OPEN -- CURRENT PRICE...........             0
CASH ON HAND AND ON DEPOSIT.................................        20,256
LIFE INSURANCE IN FORCE:
------------------------------------------------------------
    Industrial..............................................             0
    Ordinary................................................    11,744,853
    Credit Life.............................................             0
    Group Life..............................................     1,875,204
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER ORDINARY
  POLICIES..................................................       158,466
LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS IN FORCE:
------------------------------------------------------------
    Industrial..............................................             0
    Ordinary................................................     3,671,469
    Credit Life.............................................             0
    Group Life..............................................       199,912
SUPPLEMENTARY CONTRACTS IN FORCE:
------------------------------------------------------------
    Ordinary -- Not Involving Life Contingencies
        Amount on Deposit...................................        19,131
        Income Payable......................................           969
    Ordinary -- Involving Life Contingencies
        Income Payable......................................         2,996
    Group -- Not Involving Life Contingencies
        Amount on Deposit...................................            28
        Income Payable......................................             0
    Group -- Involving Life Contingencies
        Income Payable......................................            15

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)

ANNUITIES:
------------------------------------------------------------
    Ordinary
------------------------------------------------------------
        Immediate -- Amount of Income Payable...............             0
        Deferred -- Fully Paid -- Account Balance...........             0
        Deferred -- Not Fully Paid -- Account Balance.......             0
    Group
------------------------------------------------------------
        Amount of Income Payable............................             0
        Fully Paid -- Account Balance.......................        61,031
        Not Fully Paid -- Account Balance...................             0
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
------------------------------------------------------------
    Ordinary................................................             0
    Group...................................................             0
    Credit..................................................             0
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
------------------------------------------------------------
    Deposit Funds -- Account Balance........................       632,579
    Dividend Accumulations -- Account Balance...............             0
CLAIM PAYMENTS 1997:
------------------------------------------------------------
    Group Accident and Health -- Year Ended December 31,
     1997...................................................             0
        1997................................................             0
        1996................................................             0
        1995................................................             0
        1994................................................             0
        1993................................................             0
        Prior...............................................             0
CLAIM PAYMENTS 1997:
------------------------------------------------------------
    Other Accident and Health -- Year Ended December 31,
     1997
        1997................................................             0
        1996................................................             0
        1995................................................             0
        1994................................................             0
        1993................................................             0
        Prior...............................................             0
    Other coverages that use developmental methods to
     calculate claims reserves -- Year Ended December 31,
     1997
        1997................................................             0
        1996................................................             0
        1995................................................             0
        1994................................................             0
        1993................................................             0
        Prior...............................................             0

                                   APPENDIX A

                          DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                      ATTAINED AGE                        DEATH BENEFIT
                      ------------                        -------------
40 and Under............................................       250%
41......................................................       243
42......................................................       236
43......................................................       229
44......................................................       222
45......................................................       215
46......................................................       209
47......................................................       203
48......................................................       197
49......................................................       191
50......................................................       185
51......................................................       178
52......................................................       171
53......................................................       164
54......................................................       157
55......................................................       150
56......................................................       146
57......................................................       142
58......................................................       138
59......................................................       134
60......................................................       130
61......................................................       128
62......................................................       126
63......................................................       124
64......................................................       122
65......................................................       120
66......................................................       119
67......................................................       118
68......................................................       117
69......................................................       116
70......................................................       115
71......................................................       113
72......................................................       111
73......................................................       109
74......................................................       107
75-90...................................................       105
91......................................................       104
92......................................................       103
93......................................................       102
94......................................................       101
95......................................................       100

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX B

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                  ATTAINED AGE                      APPLICABLE PERCENTAGE
                  ------------                      ---------------------
40 and Under....................................             250%
41..............................................             243
42..............................................             236
43..............................................             229
44..............................................             222
45..............................................             215
46..............................................             209
47..............................................             203
48..............................................             197
49..............................................             191
50..............................................             185
51..............................................             178
52..............................................             211
53..............................................             210
54..............................................             208
55..............................................             206
56..............................................             204
57..............................................             203
58..............................................             202
59..............................................             203
60..............................................             204
61..............................................             205
62..............................................             206
63..............................................             207
64..............................................             208
65..............................................             209
66..............................................             210
67..............................................             211
68..............................................             212
69..............................................             213
70..............................................             214
71..............................................             215
72..............................................             216
73..............................................             217
74..............................................             218
75..............................................             214
76..............................................             207
77..............................................             199
78..............................................             192
79..............................................             186
80..............................................             180
81..............................................             174
82..............................................             169
83..............................................             164
84..............................................             159
85..............................................             145
86..............................................             133

                  ATTAINED AGE                      APPLICABLE PERCENTAGE
                  ------------                      ---------------------
87..............................................             120
88..............................................             105
89..............................................             105
90..............................................             105
91..............................................             104
92..............................................             103
93..............................................             102
94..............................................             101
95..............................................             100

                                   APPENDIX C

                          DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST

                                      MALE

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
18.........................         728.68%                      590.77%
19.........................         707.62                       574.17
20.........................         687.37                       558.07
21.........................         667.46                       542.22
22.........................         647.92                       526.63
23.........................         628.74                       511.31
24.........................         609.54                       496.26
25.........................         590.76                       481.26
26.........................         572.38                       466.56
27.........................         554.10                       451.96
28.........................         536.27                       437.70
29.........................         518.88                       423.75
30.........................         501.92                       410.14
31.........................         485.40                       397.00
32.........................         469.31                       384.18
33.........................         453.85                       371.79
34.........................         438.80                       359.81
35.........................         424.14                       348.23
36.........................         410.04                       337.03
37.........................         396.46                       326.18
38.........................         383.38                       315.76
39.........................         370.76                       305.81
40.........................         358.57                       296.22
41.........................         346.81                       287.04
42.........................         335.54                       278.22
43.........................         324.63                       269.81
44.........................         314.16                       261.75
45.........................         304.09                       254.03
46.........................         294.39                       246.61
47.........................         285.04                       239.50
48.........................         276.02                       232.68
49.........................         267.36                       226.16
50.........................         259.04                       219.90
51.........................         251.02                       213.88
52.........................         243.33                       208.11
53.........................         235.94                       202.60
54.........................         228.86                       197.34
55.........................         222.06                       192.33
56.........................         215.56                       187.55
57.........................         209.33                       182.99
58.........................         203.37                       178.63
59.........................         197.66                       174.46
60.........................         192.20                       170.45
61.........................         186.98                       166.61

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
62.........................         181.99                       162.94
63.........................         177.22                       159.45
64.........................         172.68                       156.13
65.........................         168.35                       152.99
66.........................         164.24                       150.02
67.........................         160.33                       147.20
68.........................         156.60                       144.52
69.........................         153.06                       141.95
70.........................         149.67                       139.49
71.........................         146.45                       137.14
72.........................         143.43                       134.90
73.........................         140.55                       132.78
74.........................         137.83                       130.79
75.........................         135.30                       128.92
76.........................         132.92                       127.18
77.........................         130.69                       125.56
78.........................         128.59                       124.03
79.........................         126.59                       122.59
80.........................         124.70                       121.20
81.........................         122.89                       119.86
82.........................         121.17                       118.59
83.........................         119.55                       117.37
84.........................         118.03                       116.23
85.........................         116.60                       115.14
86.........................         115.26                       114.11
87.........................         113.97                       113.09
88.........................         112.72                       112.05
89.........................         111.47                       111.00
90.........................         110.17                       109.86
91.........................         108.76                       108.59
92.........................         107.18                       107.09
93.........................         105.31                       105.27
94.........................         103.00                       102.99
95.........................         100.00                       100.00

                                   APPENDIX D

                          DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST

                                     FEMALE

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
18.........................         834.33%                      734.20%
19.........................         807.96                       710.85
20.........................         782.15                       688.01
21.........................         756.99                       666.21
22.........................         733.03                       644.93
23.........................         709.65                       624.17
24.........................         686.84                       603.93
25.........................         664.60                       584.56
26.........................         642.93                       565.67
27.........................         621.82                       547.24
28.........................         601.64                       529.58
29.........................         581.97                       512.35
30.........................         562.81                       495.56
31.........................         544.16                       479.44
32.........................         526.29                       463.72
33.........................         508.89                       448.60
34.........................         491.95                       434.04
35.........................         475.69                       420.02
36.........................         459.86                       406.34
37.........................         444.65                       393.15
38.........................         430.01                       380.55
39.........................         415.92                       368.49
40.........................         402.34                       356.94
41.........................         389.25                       345.85
42.........................         376.74                       335.30
43.........................         364.65                       325.13
44.........................         353.07                       315.41
45.........................         341.85                       306.10
46.........................         331.09                       297.10
47.........................         320.73                       288.44
48.........................         310.68                       280.11
49.........................         300.99                       272.07
50.........................         291.71                       264.37
51.........................         282.75                       256.96
52.........................         274.14                       249.83
53.........................         265.85                       242.95
54.........................         257.86                       236.34
55.........................         250.15                       229.97
56.........................         242.74                       223.86
57.........................         235.60                       217.95
58.........................         228.71                       212.21
59.........................         222.05                       206.64
60.........................         215.61                       201.22
61.........................         209.36                       195.96

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
62.........................         203.34                       190.86
63.........................         197.56                       185.95
64.........................         192.00                       181.25
65.........................         186.70                       176.77
66.........................         181.65                       172.48
67.........................         176.83                       168.37
68.........................         172.20                       164.42
69.........................         167.73                       160.60
70.........................         163.41                       156.89
71.........................         159.25                       153.30
72.........................         155.27                       149.84
73.........................         151.47                       146.54
74.........................         147.87                       143.42
75.........................         144.48                       140.48
76.........................         141.28                       137.72
77.........................         138.27                       135.12
78.........................         135.43                       132.65
79.........................         132.74                       130.32
80.........................         130.18                       128.09
81.........................         127.75                       125.96
82.........................         125.46                       123.93
83.........................         123.30                       122.01
84.........................         121.27                       120.20
85.........................         119.37                       118.50
86.........................         117.58                       116.89
87.........................         115.88                       115.36
88.........................         114.25                       113.87
89.........................         112.64                       112.39
90.........................         111.03                       110.86
91.........................         109.35                       109.25
92.........................         107.54                       107.49
93.........................         105.49                       105.47
94.........................         103.05                       103.05
95.........................         100.00                       100.00

                                   APPENDIX E

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST
                                      MALE

           APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
ATTAINED        NON-SMOKER                SMOKER
--------   ---------------------   ---------------------
   18                728.68%                 590.77%
   19                707.62                  574.17
   20                687.37                  558.07
   21                667.46                  542.22
   22                647.92                  526.63
   23                628.74                  511.31
   24                609.54                  496.26
   25                590.76                  481.26
   26                572.38                  466.56
   27                554.10                  451.96
   28                536.27                  437.70
   29                518.88                  423.75
   30                501.92                  410.14
   31                485.40                  397.00
   32                469.31                  384.18
   33                453.85                  371.79
   34                438.80                  359.81
   35                424.14                  348.23
   36                410.04                  337.03
   37                396.46                  326.18
   38                383.38                  315.76
   39                370.76                  305.81
   40                358.57                  296.22
   41                346.81                  287.04
   42                335.54                  278.22
   43                324.63                  269.81
   44                314.16                  261.75
   45                304.09                  254.03
   46                294.39                  246.61
   47                285.04                  239.50
   48                276.02                  232.68
   49                267.36                  226.16
   50                259.04                  219.90
   51                251.02                  213.88
   52                247.00                  211.25
   53                244.00                  209.53
   54                241.00                  207.81
   55                238.00                  206.14
   56                235.00                  204.47
   57                232.00                  202.80
   58                230.00                  202.03

           APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
ATTAINED        NON-SMOKER                SMOKER
--------   ---------------------   ---------------------
   59                230.00                  203.00
   60                230.00                  203.98
   61                230.00                  204.95
   62                230.00                  205.93
   63                230.00                  206.95
   64                230.00                  207.96
   65                230.00                  209.01
   66                230.00                  210.08
   67                230.00                  211.17
   68                230.00                  212.25
   69                230.00                  213.31
   70                230.00                  214.36
   71                230.00                  215.38
   72                230.00                  216.32
   73                230.00                  217.29
   74                230.00                  218.24
   75                221.89                  211.43
   76                214.00                  204.76
   77                205.18                  197.13
   78                196.74                  189.77
   79                189.89                  183.88
   80                183.31                  178.16
   81                176.96                  172.61
   82                170.85                  167.21
   83                164.98                  161.98
   84                159.34                  156.91
   85                145.75                  143.93
   86                132.55                  131.22
   87                119.67                  118.74
   88                112.72                  112.05
   89                111.47                  111.00
   90                110.17                  109.86
   91                108.76                  108.59
   92                107.18                  107.09
   93                105.31                  105.27
   94                103.00                  102.99
   95                100.00                  100.00

                                   APPENDIX F

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST
                                     FEMALE

ATTAINED   APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
  AGE           NON-SMOKER                SMOKER
--------   ---------------------   ---------------------
   18                834.33%                 734.20%
   19                807.96                  710.85
   20                782.15                  688.01
   21                756.99                  666.21
   22                733.03                  644.93
   23                709.65                  624.17
   24                686.84                  603.93
   25                664.60                  584.56
   26                642.93                  565.67
   27                621.82                  547.24
   28                601.64                  529.58
   29                581.97                  512.35
   30                562.81                  495.56
   31                544.16                  479.44
   32                526.29                  463.72
   33                508.89                  448.60
   34                491.95                  434.04
   35                475.69                  420.02
   36                459.86                  406.34
   37                444.65                  393.15
   38                430.01                  380.55
   39                415.92                  368.49
   40                402.34                  356.94
   41                389.25                  345.85
   42                376.74                  335.30
   43                364.65                  325.13
   44                353.07                  315.41
   45                341.85                  306.10
   46                331.09                  297.10
   47                320.73                  288.44
   48                310.68                  280.11
   49                300.99                  272.07
   50                291.71                  264.37
   51                282.75                  256.96
   52                278.27                  253.60
   53                274.93                  251.25
   54                271.54                  248.87
   55                268.10                  246.47
   56                264.63                  244.05
   57                261.11                  241.54
   58                258.66                  240.00
   59                258.39                  240.05

ATTAINED   APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
  AGE           NON-SMOKER                SMOKER
--------   ---------------------   ---------------------
   60                258.02                  240.80
   61                257.53                  241.05
   62                256.99                  241.22
   63                256.40                  241.34
   64                255.74                  241.41
   65                255.07                  241.50
   66                254.38                  241.53
   67                253.67                  241.53
   68                252.90                  241.48
   69                252.06                  241.33
   70                251.12                  241.10
   71                250.12                  240.76
   72                248.99                  240.27
   73                247.88                  239.81
   74                246.75                  239.32
   75                236.94                  230.39
   76                227.46                  221.72
   77                217.08                  212.13
   78                207.21                  202.96
   79                199.11                  195.47
   80                191.37                  188.29
   81                183.97                  181.38
   82                176.90                  174.74
   83                170.15                  168.37
   84                163.72                  162.26
   85                149.21                  148.13
   86                135.22                  134.43
   87                121.68                  121.13
   88                114.25                  113.87
   89                112.64                  112.39
   90                111.03                  110.86
   91                109.35                  109.25
   92                107.54                  107.49
   93                105.49                  105.47
   94                103.05                  103.05
   95                100.00                  100.00

                                   APPENDIX G

              ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND
                   SURRENDER VALUES, AND ACCUMULATED PREMIUMS

     The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Account Values and Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

     The Policies illustrated include the following:

                                                               DEF. OF     DEATH                 TARGET
                                                              LIFE INS.   BENEFIT   SPECIFIED    DEATH        SEE
SEX   AGE    UNDERWRITING METHOD             SMOKER             TEST      OPTION     AMOUNT     BENEFIT      PAGES
---   ---    -------------------             ------           ---------   -------   ---------   -------      -----
Male  45    Guaranteed Issue        Non-smoker                  CVAT         1      $500,000    $500,000   G-5, G-11
Male  45    Guaranteed Issue        Non-smoker                  CVAT         1      $250,000    $500,000   G-17, G-23
Male  45    Medical Issue           Preferred Non-smoker        CVAT         1      $500,000    $500,000   G-29, G-35
Male  45    Medical Issue           Standard Smoker             CVAT         1      $500,000    $500,000   G-41, G-47
Male  45    Guaranteed Issue        Non-smoker                  CVAT         1      $500,000    $500,000   G-53, G-59
Male  45    Guaranteed Issue        Non-smoker                   GPT         1      $500,000    $500,000   G-65, G-71
Male  45    Guaranteed Issue        Non-smoker                  CVAT         1      $500,000    $500,000   G-77, G-83

     The tables show how death benefits, Account Values and Surrender Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the Death Benefits, Account Values and Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

The fourth column of each table shows what would happen if an amount equal to the premiums (shown in the third column) were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made a the beginning of the year.

The amounts shown for death benefits, Account Values, and Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied, including the premium loads, administrative charges, mortality and expense risk charges, and Sales Charges. The difference between the Account Value and the Surrender Value in the first three years is the refund of Sales Charges.

The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost of Insurance, page 35) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds. These charges include the charge to Portfolio assets for investment management and direct expenses. The initial mortality and expense risk charge is .60% annually on a guaranteed basis; illustrations showing current rates reflect a reduction of .30% of the Account Value beginning after the tenth Policy Anniversary; and illustrations showing guaranteed rates reflect a mortality and expense risk charge of .45% annually beginning on and after the tenth Policy Anniversary.


Since the Company is unable to predict how a particluar Policy owner will allocate net premium payments and cash values among the available Subaccounts, the Company has assumed that the daily investment advisory fee and other expenses of the hypothetical portfolio was deducted at a rate equivalent to 0.70% of the aggregate average daily net assets of the Portfolio. Of course, the investment advisory fee and other expenses actually incurred will depend upon the Policy owner's choice of Subaccounts. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included in the tables.


The effect of these investment management and direct expenses on a 0% gross rate of return would result in a net rate of return of -0.70%, on 6% it would be 5.30%, and on 12% it would be 11.30%.

The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6%, and 12%.

The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed insured, underwriting and premium class assumptions and an initial Specified Amount, Target Death Benefit, and Scheduled Premium Payments of the applicant's choice. In addition, the individual chosen Definition of Life Insurance Test will be illustrated. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide, upon request, an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

The following is the Disclosure and Notes to Illustration which precede each of the flexible premium variable life to age 95 standard ledger statements which follow and which begin on pages G-5

                  THESE ILLUSTRATIONS ARE NOT VALID IN FLORIDA

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                                   DISCLOSURE

                               BRIEF DESCRIPTION

     The Death Benefit, Account Value and Surrender Value of Flexible Premium Variable Life Insurance may vary up and down to reflect the investment experience of the subaccounts of the Separate Account and are based on hypothetical investment return assumptions. Each illustration assumes that the combination of the amounts allocated by a policyowner to the subaccounts experienced hypothetical gross rate of investment return equivalent to 0% and any other rate specified to a maximum of 12%.

     These illustrations of Death Benefit, Account Value and Surrender Value are designed to show the way in which Flexible Premium Variable Life Insurance operates and help make it possible to compare it with other variable life insurance illustrations. The hypothetical returns are not intended as estimates of the future performance of any subaccounts. MONY Life Insurance Company of America is not able to predict the future performance of the subaccounts.

     Illustrations based on assumed constant rates of return do not show fluctuation in the Death Benefit, Account Value and Surrender Value that can occur with an actual policy. Since the values of the subaccounts vary up and down, variable life insurance benefits will also vary. Depending on investment allocations made to the subaccounts, benefits may vary up and down, unless the actual rates of return are identical for all subaccounts.

     If the illustration reflects loan or partial surrenders the amounts there of will be shown in columns headed "ANNUAL LOAN" and "PARTIAL SURRENDERS fr INSUR CONTRACT".

     The policy is a Flexible Premium Variable Life Insurance policy. The initial premium is due on or before delivery of the policy. You can choose the amount and frequency of premium payments within certain limits.

     The maximum loan value is equal to 90% of the Account Value.

DISTRIBUTED BY:  MONY SECURITIES CORPORATION, MEMBER NASD, SIPC
                   1740 BROADWAY
                   NEW YORK, NEW YORK 10019
                   1-800-736-0166

ILLUSTRATIONS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                             NOTES TO ILLUSTRATION

     The Death Benefit, Account Value and Surrender Value under the policy are discussed in the prospectus and in your policy. The amounts shown for the Death Benefit, Account Value and Surrender Value are as of the end of the policy year and take into consideration the operating charges and expense charges of the underlying funds including the investment advisory services.


     The daily charge for investment advisory services and operating expenses of each of the Funds, after reimbursement, varies by subaccount and ranges from 0.00% to 1.19% on an annualized basis. Since a specific allocation amongst subaccounts is not assumed in the illustration the charge assumed is equivalent to an annual rate of 0.70%. The actual charge will depend upon the Policy owner's choice of Subaccounts.


     The charges assumed for investment advisory services and expenses is effectively subtracted from the hypothetical gross investment rate of return. The resulting net investment rate of return is shown in parenthesis next to the hypothetical gross rate.

1. In Compliance Report 1 the "ASSUME USE OF GUARANTEED MORTALITY" columns, guaranteed cost of insurance rates are charged.

2. In Compliance Report 2 the "ASSUME USE OF CURRENT MORTALITY" columns, current cost of insurance rates are charged.

3. In Compliance Reports 1 and 2, column (2) shows the amount to which the premium paid for the policy to the end of a policy year would accumulate if an amount equal to such premiums were invested to earn interest, after taxes at 5% compounded annually.

4. In Compliance Reports 1 and 2, column (3) reflects any loans that have been requested.

5. In Compliance Reports 1 and 2, column (4) reflects any partial surrender that have been requested. A partial surrender could reduce the Death Benefit, and will reduce the Account Value and Surrender Value by the amount surrendered plus a transaction fee which is the lesser of $25 or 2% of the amount surrendered.

6. The term "COST OF MONEY %" is the opportunity cost. The hypothetical rate assumes the return of earned interest for other possible investments.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR.      @ 0%     @ 0%     @ 0%      @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  --------  -------  -------  --------  -------  -------
    1   46   26,225   27,536       0         0     23,697   21,336  500,000    25,026   22,666  500,000
    2   47   26,225   56,449       0         0     43,590   42,016  500,000    47,579   46,005  500,000
    3   48   26,225   86,808       0         0     63,184   62,397  500,000    71,203   70,416  500,000
    4   49   26,225  118,684       0         0     82,479   82,479  500,000    95,953   95,953  500,000
    5   50   26,225  152,155       0         0    102,243  102,243  500,000   122,654  122,654  500,000
    6   51   26,225  187,298       0         0    121,705  121,705  500,000   150,599  150,599  500,000
    7   52   26,225  224,200       0         0    140,839  140,839  500,000   179,834  179,834  500,000
    8   53        0  235,410       0         0    136,818  136,818  500,000   186,226  186,226  500,000
    9   54        0  247,180       0         0    132,607  132,607  500,000   192,764  192,764  500,000
   10   55        0  259,539       0         0    128,202  128,202  500,000   199,464  199,464  500,000
   11   56        0  272,516       0         0    123,744  123,744  500,000   206,619  206,619  500,000
   12   57        0  286,142       0         0    118,986  118,986  500,000   213,927  213,927  500,000
   13   58        0  300,449       0         0    113,919  113,919  500,000   221,410  221,410  500,000
   14   59        0  315,471       0         0    108,491  108,491  500,000   229,056  229,056  500,000
   15   60        0  331,245       0         0    102,643  102,643  500,000   236,857  236,857  500,000
   16   61        0  347,807       0         0     96,315   96,315  500,000   244,808  244,808  500,000
   17   62        0  365,197       0         0     89,443   89,443  500,000   252,907  252,907  500,000
   18   63        0  383,457       0         0     81,957   81,957  500,000   261,154  261,154  500,000
   19   64        0  402,630       0         0     73,681   73,681  500,000   269,497  269,497  500,000
   20   65        0  422,762       0         0     64,581   64,581  500,000   277,972  277,972  500,000
   21   66        0  443,900       0         0     54,458   54,458  500,000   286,539  286,539  500,000
   22   67        0  466,095       0         0     43,206   43,206  500,000   295,216  295,216  500,000
   23   68        0  489,399       0         0     30,646   30,646  500,000   304,003  304,003  500,000
   24   69        0  513,869       0         0     16,582   16,582  500,000   312,907  312,907  500,000
   25   70        0  539,563       0         0        851      851  500,000   321,963  321,963  500,000
   26   71        0  566,541       0         0          0        0        0   331,153  331,153  500,000
   27   72        0  594,868       0         0          0        0        0   340,366  340,366  500,000
   28   73        0  624,611       0         0          0        0        0   349,786  349,786  501,697
   29   74        0  655,842       0         0          0        0        0   359,295  359,295  504,989
   30   75        0  688,634       0         0          0        0        0   368,842  368,842  508,375
   31   76        0  723,066       0         0          0        0        0   378,407  378,407  511,984
   32   77        0  759,219       0         0          0        0        0   387,941  387,941  515,651
   33   78        0  797,180       0         0          0        0        0   397,446  397,446  519,422
   34   79        0  837,039       0         0          0        0        0   406,965  406,965  523,317
   35   80        0  878,891       0         0          0        0        0   416,528  416,528  527,282
   36   81        0  922,836       0         0          0        0        0   426,136  426,136  531,392
   37   82        0  968,977       0         0          0        0        0   435,769  435,769  535,516
   38   83        0  1,017,426      0        0          0        0        0   445,390  445,390  539,679
   39   84        0  1,068,298      0        0          0        0        0   454,987  454,987  543,937
   40   85        0  1,121,712      0        0          0        0        0   464,542  464,542  548,298

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)       (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)           PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM          SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR      @ 0%     @ 0%     @ 0%      @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN  CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  --------  --------  -------  -------  --------  -------  -------
   41   86        0  1,177,798      0        0         0        0        0   474,100  474,100  552,801
   42   87        0  1,236,688      0        0         0        0        0   483,725  483,725  557,514
   43   88        0  1,298,522      0        0         0        0        0   493,524  493,524  562,469
   44   89        0  1,363,449      0        0         0        0        0   503,651  503,651  567,715
   45   90        0  1,431,621      0        0         0        0        0   514,293  514,293  573,282
   46   91        0  1,503,202      0        0         0        0        0   525,731  525,731  579,198
   47   92        0  1,578,362      0        0         0        0        0   538,350  538,350  585,510
   48   93        0  1,657,280      0        0         0        0        0   552,729  552,729  592,415
   49   94        0  1,740,144      0        0         0        0        0   569,799  569,799  600,056
   50   95        0  1,827,151      0        0         0        0        0   591,072  591,072  608,804

           Illustration Received
                                                (Signature
                                      of
                                 Applicant/Policyholder(s)
                                   and Date)

           Illustration Delivered
                                                (Signature
                                       of
                                  Representative
                                   and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 6.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                             DATE PREPARED:
11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                 (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR.      @ 0%     @ 0%     @ 0%      @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  --------  -------  -------  --------  -------  -------
    1   46   26,225   27,536       0         0     23,697   21,336  500,000    25,026   22,666  500,000
    2   47   26,225   56,449       0         0     43,862   42,289  500,000    47,858   46,285  500,000
    3   48   26,225   86,808       0         0     63,663   62,876  500,000    71,709   70,922  500,000
    4   49   26,225  118,684       0         0     83,152   83,152  500,000    96,684   96,684  500,000
    5   50   26,225  152,155       0         0    103,052  103,052  500,000   123,563  123,563  500,000
    6   51   26,225  187,298       0         0    122,731  122,731  500,000   151,772  151,772  500,000
    7   52   26,225  224,200       0         0    142,198  142,198  500,000   181,387  181,387  500,000
    8   53        0  235,410       0         0    138,640  138,640  500,000   188,289  189,289  500,000
    9   54        0  247,180       0         0    135,068  135,068  500,000   195,509  195,509  500,000
   10   55        0  259,539       0         0    131,482  131,482  500,000   203,064  203,064  500,000
   11   56        0  272,516       0         0    128,270  128,270  500,000   211,612  211,612  500,000
   12   57        0  286,142       0         0    124,985  124,985  500,000   220,560  220,560  500,000
   13   58        0  300,449       0         0    121,490  121,490  500,000   229,833  229,833  500,000
   14   59        0  315,471       0         0    117,783  117,783  500,000   239,460  239,460  500,000
   15   60        0  331,245       0         0    113,813  113,813  500,000   249,441  249,441  500,000
   16   61        0  347,807       0         0    109,483  109,483  500,000   259,751  259,751  500,000
   17   62        0  365,197       0         0    104,833  104,833  500,000   270,453  270,453  505,693
   18   63        0  383,457       0         0     99,806   99,806  500,000   281,540  281,540  512,374
   19   64        0  402,630       0         0     94,394   94,394  500,000   293,024  293,024  519,298
   20   65        0  422,762       0         0     88,635   88,635  500,000   304,946  304,946  526,581
   21   66        0  443,900       0         0     82,420   82,420  500,000   317,282  317,282  534,144
   22   67        0  466,095       0         0     75,783   75,783  500,000   330,089  330,089  542,139
   23   68        0  489,399       0         0     68,609   68,609  500,000   343,353  343,353  550,497
   24   69        0  513,869       0         0     60,720   60,720  500,000   357,035  357,035  559,117
   25   70        0  539,563       0         0     51,874   51,874  500,000   371,081  371,081  567,976
   26   71        0  566,541       0         0     42,081   42,081  500,000   385,556  385,556  557,062
   27   72        0  594,868       0         0     31,070   31,070  500,000   400,417  400,417  586,410
   28   73        0  624,611       0         0     18,831   18,831  500,000   415,728  415,728  596,278
   29   74        0  655,842       0         0      4,993    4,993  500,000   431,435  431,435  606,382
   30   75        0  688,634       0         0          0        0        0   447,531  447,531  616,832
   31   76        0  723,066       0         0          0        0        0   464,067  464,067  627,882
   32   77        0  759,219       0         0          0        0        0   480,983  480,983  639,323
   33   78        0  797,180       0         0          0        0        0   498,249  498,249  651,161
   34   79        0  837,039       0         0          0        0        0   515,239  515,239  662,546
   35   80        0  878,891       0         0          0        0        0   532,399  532,399  673,963
   36   81        0  922,836       0         0          0        0        0   549,833  549,833  685,642
   37   82        0  968,977       0         0          0        0        0   567,457  567,457  697,347
   38   83        0  1,017,426      0        0          0        0        0   586,066  586,066  710,136
   39   84        0  1,068,298      0        0          0        0        0   605,173  605,173  723,484
   40   85        0  1,121,712      0        0          0        0        0   624,661  624,661  737,287

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, THE DISCLOSURE PAGE, THE CONTINUATION OF COMPLIANCE REPORT 2, AND THE SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                 (3)       (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)           PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM          SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR      @ 0%     @ 0%     @ 0%      @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN  CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  --------  --------  -------  -------  --------  -------  -------
   41   86        0  1,177,798      0        0         0        0        0   644,675  644,675  751,691
   42   87        0  1,236,688      0        0         0        0        0   665,098  665,098  766,592
   43   88        0  1,298,522      0        0         0        0        0   686,116  686,116  781,966
   44   89        0  1,363,449      0        0         0        0        0   707,822  707,822  797,857
   45   90        0  1,431,621      0        0         0        0        0   730,387  730,387  814,163
   46   91        0  1,503,202      0        0         0        0        0   753,952  753,952  830,629
   47   92        0  1,578,362      0        0         0        0        0   779,116  779,116  847,366
   48   93        0  1,657,280      0        0         0        0        0   806,529  806,529  864,438
   49   94        0  1,740,144      0        0         0        0        0   837,245  837,245  881,703
   50   95        0  1,827,151      0        0         0        0        0   872,930  872,930  899,118

ASSUME CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%, CONTRACT LAPSES AFTER AGE 74. ASSUMING CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 6.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                             DATE PREPARED:
11/6/96

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, DISCLOSURE PAGE, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

            Additional Riders and Benefits Included in This Proposal
                ------------------------------------------------
                                      NONE
                ------------------------------------------------
                             From Year 0 to Year 0

THIS POLICY HAS BEEN TESTED FOR THE POSSIBILITY OF CLASSIFICATION AS A MODIFIED ENDOWMENT. THIS TEST IS NOT A GUARANTEE THAT A POLICY WILL NOT BE CLASSIFIED AS A MODIFIED ENDOWMENT.

THIS ILLUSTRATION HAS BEEN CHECKED AGAINST FEDERAL TAX LAW RELATING TO THE DEFINITION OF LIFE INSURANCE AND IS IN COMPLIANCE BASED ON PROPOSED PREMIUM PAYMENTS AND COVERAGES. ANY DECREASE IN SPECIFIED AMOUNT AND/OR TARGET DEATH BENEFIT AND/OR A CHANGE IN DEATH BENEFIT AND/OR SURRENDERS OCCURRING IN THE FIRST 15 YEARS MAY CAUSE A TAXABLE EVENT. IN ADDITION, IF THE POLICY IS DEFINED AS A MODIFIED ENDOWMENT CONTRACT, A LOAN, SURRENDER, OR ASSIGNMENT OR PLEDGE (UNLESS SUCH ASSIGNMENT OR PLEDGE IS FOR BURIAL EXPENSES AND THE MAXIMUM DEATH BENEFIT IS NOT IN EXCESS OF $25,000) MAY BE CONSIDERED A TAXABLE DISTRIBUTION AND A TEN PERCENT PENALTY MAY BE ADDED TO ANY TAX ON THE DISTRIBUTION. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE.

VALUES SHOWN ON THIS ILLUSTRATION ARE BASED ON A POLICY OWNER TAX BRACKET OF 0.00%.

PREMIUMS ARE ASSUMED TO BE PAID AT THE BEGINNING OF THE PAYMENT PERIOD. POLICY VALUES AND AGES ARE SHOWN AS OF THE END OF THE POLICY YEAR AND REFLECT THE EFFECT OF ALL LOANS AND SURRENDERS. THE DEATH BENEFIT , ACCOUNT VALUE AND SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS, FREQUENCIES, OR NOT ON THE DUE DATE.

THE POLICY'S SURRENDER VALUE INCLUDES ANY SALES CHARGE REFUND ON FULL SURRENDER. THE SALES CHARGE REFUND EQUALS THE SALES CHARGE COLLECTED IN THE FIRST POLICY YEAR OR THE FIRST POLICY YEAR OF AN INCREASE ADJUSTED BY THE FOLLOWING SCHEDULE:
      YEAR 1-100%
      YEAR 2-66.67%
      YEAR 3-33.33%

PREMIUMS LESS THE FOLLOWING DEDUCTIONS ARE ADDED TO THE ACCOUNT VALUE. (1) A PREMIUM TAX CHARGE OF 2.00% OF GROSS PREMIUMS IN ALL YEARS. (2) A SALES CHARGE ON THE GROSS PREMIUM EQUALS TO 9% UP TO THE TARGET PREMIUM IN YEAR 1-10, 0% IN POLICY YEARS 11 AND AFTER AND 0% OF PREMIUM IN EXCESS OF THE TARGET PREMIUM IN ALL YEARS. (3) A DAC TAX CHARGE OF 1.25% OF GROSS PREMIUMS IN ALL YEARS.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE               ...continuation

Insured Name, Male, Non-Smoker, Age 45                         TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                         LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                             GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                     COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                         DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

THOSE COLUMNS ASSUMING GUARANTEED CHARGES USE THE CURRENT MONTHLY MORTALITY CHARGES AND CURRENT CHARGES FOR RIDER BENEFITS IF ANY, FOR THE FIRST YEAR AS WELL AS THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THEREAFTER THESE COLUMNS USE GUARANTEED CHARGES FOR MONTHLY MORTALITY CHARGES, RIDER BENEFITS IF ANY, AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THOSE COLUMNS ASSUMING CURRENT CHARGES ARE BASED UPON "CURRENT CHARGES" AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED.

THE CURRENT CHARGES ARE DECLARED BY MONY LIFE INSURANCE COMPANY OF AMERICA, ARE GUARANTEED FOR THE FIRST POLICY YEAR, AND APPLY TO POLICIES ISSUED AS OF THE PREPARATION DATE SHOWN. AFTER THE FIRST POLICY YEAR, CURRENT CHARGES ARE NOT GUARANTEED, AND MAY BE CHANGED AT THE DISCRETION OF MONY LIFE INSURANCE COMPANY OF AMERICA.

THE DIFFERENCE BETWEEN THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER IS ANY OUTSTANDING DEBT PLUS ANY APPLICABLE SALES CHARGE REFUND. A PARTIAL SURRENDER AMOUNT AND THE PARTIAL SURRENDER FEE ($25.00 OR 2% OF THE AMOUNT SURRENDERED, IF
LESS) COULD BE DEDUCTED FROM THE BENEFIT PAYABLE AT DEATH, AND WILL BE DEDUCTED FROM THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER.

A POLICY LOAN WILL HAVE A PERMANENT EFFECT ON BENEFITS UNDER THE POLICY. LOAN INTEREST AT AN ANNUAL RATE OF 4.6% WILL BE CHARGED IN ARREARS. AMOUNTS BORROWED WILL EARN INTEREST AT AN ANNUAL RATE OF 4%. AFTER THE 10TH POLICY ANNIVERSARY THE ANNUAL INTEREST RATE APPLICABLE TO THE LOAN ACCOUNT WILL BE 0.30% HIGHER THAN THE RATE APPLICABLE TO POLICIES OF THE SAME TYPE WHICH HAVE NOT REACHED THEIR 10TH POLICY ANNIVERSARY. THIS INCREASE IS ANTICIPATED BUT NOT GUARANTEED. THIS INCREASE IS BASED ON CURRENT EXPECTATIONS AS TO MORTALITY, INVESTMENT EARNINGS, PERSISTENCY AND EXPENSES AND IS NOT GUARANTEED. ADVERSE TAX CONSEQUENCES COULD OCCUR IF A POLICY SUBJECT TO LOANS IS SURRENDERED OR PERMITTED TO LAPSE. IN ADDITION, LOAN INTEREST MAY NOT BE DEDUCTIBLE. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE SURROUNDING THE DEDUCTIBILITY OF LOAN INTEREST AND OTHER TAX CONSEQUENCES.

AN ADMINISTRATIVE CHARGE IS DEDUCTED EACH MONTH. DURING THE FIRST 36 POLICY MONTHS THE CHARGE IS $10.50 PER MONTH, THEREAFTER, THE CHARGE IS $7.50 PER MONTH.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.   ANUAL  FR INSUR.      @ 0%     @ 0%     @ 0%     @ 12%    @ 12%    @ 12%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  --------  -------  -------  --------  -------  -------
    1   46   26,225   27,536       0         0     23,697   21,336  500,000    26,356   23,996  500,000
    2   47   26,225   56,449       0         0     43,590   42,016  500,000    51,729   50,155  500,000
    3   48   26,225   86,808       0         0     63,184   62,397  500,000    79,880   79,093  500,000
    4   49   26,225  118,684       0         0     82,479   82,479  500,000   111,118  111,118  500,000
    5   50   26,225  152,155       0         0    102,243  102,243  500,000   146,561  146,561  500,000
    6   51   26,225  187,298       0         0    121,705  121,705  500,000   185,829  185,829  500,000
    7   52   26,225  224,200       0         0    140,839  140,839  500,000   229,078  229,078  575,032
    8   53        0  235,410       0         0    136,818  136,818  500,000   251,216  251,216  611,284
    9   54        0  247,180       0         0    132,607  132,607  500,000   275,397  275,397  649,772
   10   55        0  259,539       0         0    128,202  128,202  500,000   301,820  301,820  690,746
   11   56        0  272,516       0         0    123,744  123,744  500,000   331,153  331,153  735,358
   12   57        0  286,142       0         0    118,986  118,986  500,000   363,176  363,176  782,863
   13   58        0  300,449       0         0    113,919  113,919  500,000   398,155  398,155  833,457
   14   59        0  315,471       0         0    108,491  108,491  500,000   436,324  436,324  887,352
   15   60        0  331,245       0         0    102,643  102,643  500,000   477,942  477,942  944,701
   16   61        0  347,807       0         0     96,315   96,315  500,000   523,289  523,289  1,005,761
   17   62        0  365,197       0         0     89,443   89,443  500,000   572,669  572,669  1,070,777
   18   63        0  383,457       0         0     81,957   81,957  500,000   626,418  626,418  1,140,017
   19   64        0  402,630       0         0     73,681   73,681  500,000   684,772  684,772  1,213,554
   20   65        0  422,762       0         0     64,581   64,581  500,000   748,180  748,180  1,291,957
   21   66        0  443,900       0         0     54,458   54,458  500,000   816,935  816,935  1,375,310
   22   67        0  466,095       0         0     43,206   43,206  500,000   891,489  891,489  1,464,181
   23   68        0  489,399       0         0     30,646   30,646  500,000   972,270  972,270  1,558,841
   24   69        0  513,869       0         0     16,582   16,582  500,000  1,059,753 1,059,750 1,659,573
   25   70        0  539,563       0         0        851      851  500,000  1,154,528 1,154,528 1,767,120
   26   71        0  566,541       0         0          0        0        0  1,257,037 1,257,037 1,881,408
   27   72        0  594,868       0         0          0        0        0  1,367,377 1,367,377 2,002,524
   28   73        0  624,611       0         0          0        0        0  1,486,703 1,486,703 2,132,378
   29   74        0  655,842       0         0          0        0        0  1,615,161 1,615,161 2,270,109
   30   75        0  688,634       0         0          0        0        0  1,753,209 1,753,209 2,416,448
   31   76        0  723,066       0         0          0        0        0  1,901,557 1,901,557 2,572,807
   32   77        0  759,219       0         0          0        0        0  2,060,939 2,060,939 2,739,401
   33   78        0  797,180       0         0          0        0        0  2,232,162 2,232,162 2,917,212
   34   79        0  837,039       0         0          0        0        0  2,416,308 2,416,308 3,107,131
   35   80        0  878,891       0         0          0        0        0  2,614,477 2,614,477 3,309,666
   36   81        0  922,836       0         0          0        0        0  2,827,711 2,827,711 3,526,155
   37   82        0  968,977       0         0          0        0        0  3,056,937 3,056,937 3,756,670
   38   83        0  1,017,426      0        0          0        0        0  3,303,040 3,303,040 4,002,293
   39   84        0  1,068,298      0        0          0        0        0  3,567,100 3,567,100 4,264,468
   40   85        0  1,121,712      0        0          0        0        0  3,850,188 3,850,188 4,544,377

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)        (5)      (6)      (7)        (8)      (9)     (10)
                (1)      (2)            PARTIAL   SURRENDR  ACCOUNT    DEATH   SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR      VALUE    VALUE  BENEFIT      VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL   FR INSUR       @ 0%     @ 0%     @ 0%      @ 12%    @ 12%    @ 12%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT    (GROSS)  (GROSS)  (GROSS)    (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  ---------  -------  -------  ---------  -------  -------
   41   86        0  1,177,798      0         0          0        0        0  4,154,013  4,154,013 4,843,579
   42   87        0  1,236,688      0         0          0        0        0  4,480,591  4,480,591 5,164,330
   43   88        0  1,298,522      0         0          0        0        0  4,832,631  4,832,631 5,507,750
   44   89        0  1,363,449      0         0          0        0        0  5,213,656  5,213,656 5,876,833
   45   90        0  1,431,621      0         0          0        0        0  5,628,072  5,628,072 6,273,611
   46   91        0  1,503,202      0         0          0        0        0  6,082,031  6,082,031 6,700,574
   47   92        0  1,578,362      0         0          0        0        0  6,583,909  6,583,909 7,160,659
   48   93        0  1,657,280      0         0          0        0        0  7,146,017  7,146,017 7,659,101
   49   94        0  1,740,144      0         0          0        0        0  7,787,620  7,787,620 8,201,143
   50   95        0  1,827,151      0         0          0        0        0  8,539,903  8,539,903 8,796,100

           Illustration Received
                                                (Signature
                                      of
                                 Applicant/Policyholder(s)
                                   and Date)

           Illustration Delivered
                                                (Signature
                                       of
                                  Representative
                                   and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%, CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 12.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 12.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                             DATE PREPARED:
11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial
ANNUAL PREMIUM: $26,224.90                                   NET)
INITIAL DEATH BENEFIT OPTION: OPTION I                       COST OF MONEY %: 0.00%
UNDERWRITING CLASS: GUARANTEED ISSUE                         DEFINITION OF LIFE INSURANCE: CVAT

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                 (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR.      @ 0%     @ 0%     @ 0%     @ 12%    @ 12%    @ 12%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  --------  -------  -------  --------  -------  -------
    1   46   26,225   27,536       0         0     23,697   21,336  500,000    26,356   23,996  500,000
    2   47   26,225   56,449       0         0     43,862   42,289  500,000    52,016   50,442  500,000
    3   48   26,225   86,808       0         0     63,663   62,876  500,000    80,414   79,627  500,000
    4   49   26,225  118,684       0         0     83,152   83,152  500,000   111,912  111,912  500,000
    5   50   26,225  152,155       0         0    103,052  103,052  500,000   147,580  147,580  500,000
    6   51   26,225  187,298       0         0    122,731  122,731  500,000   187,167  187,167  500,000
    7   52   26,225  224,200       0         0    142,198  142,198  500,000   230,881  230,881  579,557
    8   53        0  235,410       0         0    138,640  138,640  500,000   253,673  253,673  617,263
    9   54        0  247,180       0         0    135,068  135,068  500,000   278,774  278,774  657,739
   10   55        0  259,539       0         0    131,482  131,482  500,000   306,422  306,422  701,277
   11   56        0  272,516       0         0    128,270  128,270  500,000   337,895  337,895  750,329
   12   57        0  286,142       0         0    124,985  124,985  500,000   372,625  372,625  803,213
   13   58        0  300,449       0         0    121,490  121,490  500,000   410,798  410,798  859,924
   14   59        0  315,471       0         0    117,783  117,783  500,000   452,766  452,766  920,790
   15   60        0  331,245       0         0    113,813  113,813  500,000   498,861  498,861  986,048
   16   61        0  347,807       0         0    109,483  109,483  500,000   549,348  549,348  1,055,916
   17   62        0  365,197       0         0    104,833  104,833  500,000   604,846  604,846  1,130,941
   18   63        0  383,457       0         0     99,806   99,806  500,000   665,687  665,687  1,211,483
   19   64        0  402,630       0         0     94,394   94,394  500,000   732,458  732,458  1,298,062
   20   65        0  422,762       0         0     88,635   88,635  500,000   805,839  805,839  1,391,523
   21   66        0  443,900       0         0     82,420   82,420  500,000   886,374  886,374  1,492,210
   22   67        0  466,095       0         0     75,783   75,783  500,000   974,874  974,874  1,601,134
   23   68        0  489,399       0         0     68,609   68,609  500,000  1,072,010 1,072,010 1,718,967
   24   69        0  513,869       0         0     60,720   60,720  500,000  1,178,465 1,178,465 1,845,476
   25   70        0  539,563       0         0     51,874   51,874  500,000  1,294,842 1,294,842 1,981,885
   26   71        0  566,541       0         0     42,081   42,081  500,000  1,422,255 1,422,255 2,128,690
   27   72        0  594,868       0         0     31,070   31,070  500,000  1,561,500 1,561,500 2,286,816
   28   73        0  624,611       0         0     18,831   18,831  500,000  1,713,868 1,713,868 2,458,201
   29   74        0  655,842       0         0      4,993    4,993  500,000  1,880,275 1,880,275 2,642,727
   30   75        0  688,634       0         0          0        0        0  2,061,888 2,061,888 2,841,901
   31   76        0  723,066       0         0          0        0        0  2,260,250 2,260,250 3,058,119
   32   77        0  759,219       0         0          0        0        0  2,476,505 2,476,505 3,291,770
   33   78        0  797,180       0         0          0        0        0  2,711,983 2,711,983 3,544,291
   34   79        0  837,039       0         0          0        0        0  2,964,694 2,964,694 3,812,300
   35   80        0  878,891       0         0          0        0        0  3,238,449 3,238,449 4,099,552
   36   81        0  922,836       0         0          0        0        0  3,535,563 3,535,563 4,408,847
   37   82        0  968,977       0         0          0        0        0  3,857,323 3,857,323 4,740,270
   38   83        0  1,017,426      0        0          0        0        0  4,211,388 4,211,388 5,102,938
   39   84        0  1,068,298      0        0          0        0        0  4,597,077 4,597,077 5,495,808
   40   85        0  1,121,712      0        0          0        0        0  5,016,132 5,016,132 5,920,541

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, THE DISCLOSURE PAGE, THE CONTINUATION OF COMPLIANCE REPORT 2, AND THE SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                 (3)       (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)           PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM          SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR      @ 0%     @ 0%     @ 0%     @ 12%    @ 12%    @ 12%
   YR  EOY  PREMIUM     @ 5%    LOAN  CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  --------  --------  -------  -------  --------  -------  -------
   41   86        0  1,177,798      0        0         0        0        0  5,472,507 5,472,507 6,380,943
   42   87        0  1,236,688      0        0         0        0        0  5,968,301 5,968,301 6,879,064
   43   88        0  1,298,522      0        0         0        0        0  6,508,504 6,508,504 7,417,742
   44   89        0  1,363,449      0        0         0        0        0  7,097,817 7,097,817 8,000,660
   45   90        0  1,431,621      0        0         0        0        0  7,742,303 7,742,303 8,630,345
   46   91        0  1,503,202      0        0         0        0        0  8,448,415 8,448,415 9,307,619
   47   92        0  1,578,362      0        0         0        0        0  9,228,838 9,228,838 10,037,285
   48   93        0  1,657,280      0        0         0        0        0  10,098,973 10,098,973 10,824,079
   49   94        0  1,740,144      0        0         0        0        0  11,082,061 11,082,061 11,670,519
   50   95        0  1,827,151      0        0         0        0        0  12,213,964 12,213,964 12,580,383

ASSUME CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 74. ASSUMING CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 12.00% THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 12.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                             DATE PREPARED:
11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, DISCLOSURE PAGE, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                         TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                         LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                             GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                     COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                         DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

            Additional Riders and Benefits Included in This Proposal
                ------------------------------------------------
                                      NONE
                ------------------------------------------------
                             From Year 0 to Year 0

THIS POLICY HAS BEEN TESTED FOR THE POSSIBILITY OF CLASSIFICATION AS A MODIFIED ENDOWMENT. THIS TEST IS NOT A GUARANTEE THAT A POLICY WILL NOT BE CLASSIFIED AS A MODIFIED ENDOWMENT.

THIS ILLUSTRATION HAS BEEN CHECKED AGAINST FEDERAL TAX LAW RELATING TO THE DEFINITION OF LIFE INSURANCE AND IS IN COMPLIANCE BASED ON PROPOSED PREMIUM PAYMENTS AND COVERAGES. ANY DECREASE IN SPECIFIED AMOUNT AND/OR TARGET DEATH BENEFIT AND/OR A CHANGE IN DEATH BENEFIT AND/OR SURRENDERS OCCURRING IN THE FIRST 15 YEARS MAY CAUSE A TAXABLE EVENT. IN ADDITION, IF THE POLICY IS DEFINED AS A MODIFIED ENDOWMENT CONTRACT, A LOAN, SURRENDER OR ASSIGNMENT OR PLEDGE (UNLESS SUCH ASSIGNMENT OR PLEDGE IS FOR BURIAL EXPENSES AND THE MAXIMUM DEATH BENEFIT IS NOT IN EXCESS OF $25,000) MAY BE CONSIDERED A TAXABLE DISTRIBUTION AND A TEN PERCENT PENALTY MAY BE ADDED TO ANY TAX ON THE DISTRIBUTION. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE.

VALUES SHOWN ON THIS ILLUSTRATION ARE BASED ON A POLICY OWNER TAX BRACKET OF 0.00%.

PREMIUMS ARE ASSUMED TO BE PAID AT THE BEGINNING OF THE PAYMENT PERIOD. POLICY VALUES AND AGES ARE SHOWN AS OF THE END OF THE POLICY YEAR AND REFLECT THE EFFECT OF ALL LOANS AND SURRENDERS. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS, FREQUENCIES, OR NOT ON THE DUE DATE.

THE POLICY'S SURRENDER VALUE INCLUDES ANY SALES CHARGE REFUND ON FULL SURRENDER. THE SALES CHARGE REFUND EQUALS THE SALES CHARGE COLLECTED IN THE FIRST POLICY YEAR OR THE FIRST POLICY YEAR OF AN INCREASE ADJUSTED BY THE FOLLOWING SCHEDULE:
      YEAR 1 - 100%
      YEAR 2 - 66.67%
      YEAR 3 - 33.33%

PREMIUMS LESS THE FOLLOWING DEDUCTIONS ARE ADDED TO THE ACCOUNT VALUE. (1) A PREMIUM TAX CHARGE OF 2.00% OF GROSS PREMIUMS IN ALL YEARS. (2) A SALES CHARGE ON THE GROSS PREMIUM EQUALS TO 9% UP TO THE TARGET PREMIUM IN YEARS 1-10, 0% IN POLICY YEARS 11 AND AFTER, AND 0% OF PREMIUM IN EXCESS OF THE TARGET PREMIUM IN ALL YEARS. (3) A DAC TAX CHARGE OF 1.25% OF GROSS PREMIUMS IN ALL YEARS.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE               ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial
                                                             NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTON: OPTION I                        DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

THOSE COLUMNS ASSUMING GUARANTEED CHARGES USE THE CURRENT MONTHLY MORTALITY CHARGES AND CURRENT CHARGES FOR RIDER BENEFITS IF ANY, FOR THE FIRST YEAR AS WELL AS THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THEREAFTER THESE COLUMNS USE GUARANTEED CHARGES FOR MONTHLY MORTALITY CHARGES, RIDER BENEFITS IF ANY, AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THOSE COLUMNS ASSUMING CURRENT CHARGES ARE BASED UPON "CURRENT CHARGES" AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED.

THE CURRENT CHARGES ARE DECLARED BY MONY LIFE INSURANCE COMPANY OF AMERICA, ARE GUARANTEED FOR THE FIRST POLICY YEAR, AND APPLY TO POLICIES ISSUED AS OF THE PREPARATION DATE SHOWN. AFTER THE FIRST POLICY YEAR CURRENT CHARGES ARE NOT GUARANTEED, AND MAY BE CHANGED AT THE DISCRETION OF MONY LIFE INSURANCE COMPANY OF AMERICA.

THE DIFFERENCE BETWEEN THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER IS ANY OUTSTANDING DEBT PLUS ANY APPLICABLE SALES CHARGE REFUND. A PARTIAL SURRENDER, THE SURRENDER AMOUNT AND THE PARTIAL SURRENDER FEE ($25.00 OR 2% OF THE AMOUNT SURRENDERED, IF LESS) COULD BE DEDUCTED FROM THE BENEFIT PAYABLE AT DEATH, AND WILL BE DEDUCTED FROM THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER.

A POLICY LOAN WILL HAVE A PERMANENT EFFECT ON BENEFITS UNDER THIS POLICY. LOAN INTEREST AT AN ANNUAL RATE OF 4.6% WILL BE CHARGED IN ARREARS. AMOUNTS BORROWED WILL EARN INTEREST AT AN ANNUAL RATE OF 4%. AFTER THE 10TH POLICY ANNIVERSARY THE ANNUAL INTEREST RATE APPLICABLE TO THE LOAN ACCOUNT WILL BE 0.30% HIGHER THAN THE RATE APPLICABLE TO POLICIES OF THE SAME TYPE WHICH HAVE NOT REACHED THEIR 10TH POLICY ANNIVERSARY. THIS INCREASE IS ANTICIPATED BUT NOT GUARANTEED. THIS INCREASE IS BASED ON CURRENT EXPECTATIONS AS TO MORTALITY, INVESTMENT EARNINGS, PERSISTENCY AND EXPENSES AND IS NOT GUARANTEED. ADVERSE TAX CONSEQUENCES COULD OCCUR IF A POLICY SUBJECT TO LOANS IS SURRENDERED OR PERMITTED TO LAPSE. IN ADDITION, THE LOAN INTEREST MAY NOT BE DEDUCTIBLE. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE SURROUNDING THE DEDUCTIBILITY OF LOAN INTEREST AND OTHER TAX CONSEQUENCES.

AN ADMINISTRATIVE CHARGE IS DEDUCTED EACH MONTH. DURING THE FIRST 36 POLICY MONTHS THE CHARGE IS $10.50 PER MONTH, THEREAFTER, THE CHARGE IS $7.50 PER MONTH.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)        (5)      (6)      (7)        (8)      (9)     (10)
                (1)      (2)            PARTIAL   SURRENDR  ACCOUNT    DEATH   SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR      VALUE    VALUE  BENEFIT      VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL   FR INSUR       @ 0%     @ 0%     @ 0%       @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT    (GROSS)  (GROSS)  (GROSS)    (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  ---------  -------  -------  ---------  -------  -------
    1   46   26,225   27,536       0          0     23,863   22,680  500,000     25,269   24,086  500,000
    2   47   26,225   56,449       0          0     45,302   44,513  500,000     49,521   48,733  500,000
    3   48   26,225   86,808       0          0     66,432   66,037  500,000     74,913   74,518  500,000
    4   49   26,225  118,684       0          0     87,253   87,253  500,000    101,502  101,502  500,000
    5   50   26,225  152,155       0          0    108,144  108,144  500,000    129,727  129,727  500,000
    6   51   26,225  187,298       0          0    128,726  128,726  500,000    159,277  159,277  500,000
    7   52   26,225  224,200       0          0    148,975  148,975  500,000    190,205  190,205  500,000
    8   53        0  235,410       0          0    144,896  144,896  500,000    197,145  197,145  500,000
    9   54        0  247,180       0          0    140,634  140,634  500,000    204,268  204,268  500,000
   10   55        0  259,539       0          0    136,182  113,182  500,000    211,590  211,590  500,000
   11   56        0  272,516       0          0    131,696  131,696  500,000    219,431  219,431  500,000
   12   57        0  286,142       0          0    126,916  126,916  500,000    227,474  227,474  500,000
   13   58        0  300,449       0          0    121,836  121,836  500,000    235,746  235,746  500,000
   14   59        0  315,471       0          0    116,396  116,396  500,000    244,242  244,242  500,000
   15   60        0  331,245       0          0    110,546  110,546  500,000    252,961  252,961  500,002
   16   61        0  347,807       0          0    104,224  104,224  500,000    261,903  261,903  503,378
   17   62        0  365,197       0          0     97,367   97,367  500,000    271,066  271,066  506,839
   18   63        0  383,457       0          0     89,907   89,907  500,000    280,446  280,446  510,384
   19   64        0  402,630       0          0     81,671   81,671  500,000    289,985  289,985  513,911
   20   65        0  422,762       0          0     72,624   72,624  500,000    299,702  299,702  517,526
   21   66        0  443,900       0          0     62,570   62,570  500,000    309,547  309,547  521,123
   22   67        0  466,095       0          0     51,404   51,404  500,000    319,529  319,529  524,794
   23   68        0  489,399       0          0     38,950   38,950  500,000    329,637  329,637  528,507
   24   69        0  513,869       0          0     25,013   25,013  500,000    339,867  339,867  532,231
   25   70        0  539,563       0          0      9,431    9,431  500,000    350,238  350,238  536,074
   26   71        0  566,541       0          0          0        0        0    360,714  360,714  539,880
   27   72        0  594,868       0          0          0        0        0    371,158  371,158  543,561
   28   73        0  624,611       0          0          0        0        0    381,726  381,726  547,510
   29   74        0  655,842       0          0          0        0        0    392,284  392,284  551,355
   30   75        0  688,634       0          0          0        0        0    402,788  402,788  555,163
   31   76        0  723,066       0          0          0        0        0    413,248  413,248  559,125
   32   77        0  759,219       0          0          0        0        0    423,669  423,669  563,141
   33   78        0  797,180       0          0          0        0        0    434,057  434,057  567,270
   34   79        0  837,039       0          0          0        0        0    444,462  444,462  571,534
   35   80        0  878,891       0          0          0        0        0    454,914  454,914  575,875
   36   81        0  922,836       0          0          0        0        0    465,417  465,417  580,375
   37   82        0  968,977       0          0          0        0        0    475,945  475,945  584,889
   38   83        0  1,017,426      0         0          0        0        0    486,462  486,462  589,445
   39   84        0  1,068,298      0         0          0        0        0    496,953  496,953  594,107
   40   85        0  1,121,712      0         0          0        0        0    507,397  507,397  598,880

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR.      @ 0%     @ 0%     @ 0%      @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  --------  -------  -------  --------  -------  -------
   41   86        0  1,177,798      0        0          0        0        0   517,845  517,845  603,808
   42   87        0  1,236,688      0        0          0        0        0   528,366  528,366  608,995
   43   88        0  1,298,522      0        0          0        0        0   539,078  539,078  614,387
   44   89        0  1,363,449      0        0          0        0        0   550,148  550,148  620,127
   45   90        0  1,431,621      0        0          0        0        0   561,781  561,781  626,217
   46   91        0  1,503,202      0        0          0        0        0   574,285  574,285  632,689
   47   92        0  1,578,362      0        0          0        0        0   588,077  588,077  639,593
   48   93        0  1,657,280      0        0          0        0        0   603,793  603,793  647,145
   49   94        0  1,740,144      0        0          0        0        0   622,448  622,448  655,500
   50   95        0  1,827,151      0        0          0        0        0   645,695  645,696  665,066

           Illustration Received
                                                (Signature
                                      of
                                 Applicant/Policyholder(s)
                                   and Date)

           Illustration Delivered
                                                (Signature
                                       of
                                  Representative
                                   and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 6.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS, ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                             DATE PREPARED:
11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                 (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR.      @ 0%     @ 0%     @ 0%      @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  --------  -------  -------  --------  -------  -------
    1   46   26,225   27,536       0         0     23,863   22,680  500,000    25,269   24,086  500,000
    2   47   26,225   56,449       0         0     45,722   44,933  500,000    49,954   49,165  500,000
    3   48   26,225   86,808       0         0     67,204   66,809  500,000    75,731   75,337  500,000
    4   49   26,225  118,684       0         0     88,364   88,364  500,000   102,696  102,696  500,000
    5   50   26,225  152,155       0         0    109,506  109,506  500,000   131,215  131,215  500,000
    6   51   26,225  187,298       0         0    130,391  130,391  500,000   161,110  161,110  500,000
    7   52   26,225  224,200       0         0    151,043  151,043  500,000   192,461  192,461  500,000
    8   53        0  235,410       0         0    147,524  147,524  500,000   199,954  199,954  500,000
    9   54        0  247,180       0         0    144,009  144,009  500,000   207,793  207,793  500,000
   10   55        0  259,539       0         0    140,434  140,434  500,000   215,992  215,992  500,000
   11   56        0  272,516       0         0    137,223  137,223  500,000   225,254  225,254  500,200
   12   57        0  286,142       0         0    133,895  133,895  500,000   234,953  234,953  506,464
   13   58        0  300,449       0         0    130,363  130,363  500,000   245,011  245,011  512,882
   14   59        0  315,471       0         0    126,624  126,624  500,000   255,445  255,445  519,498
   15   60        0  331,245       0         0    122,627  122,627  500,000   266,237  266,237  526,244
   16   61        0  347,807       0         0    118,278  118,278  500,000   277,350  277,350  533,068
   17   62        0  365,197       0         0    113,616  113,616  500,000   288,842  288,842  540,077
   18   63        0  383,457       0         0    108,586  108,586  500,000   300,710  300,710  547,262
   19   64        0  402,630       0         0    103,178  103,178  500,000   312,984  312,984  554,671
   20   65        0  422,762       0         0     97,431   97,431  500,000   325,724  325,724  562,460
   21   66        0  443,900       0         0     91,235   91,235  500,000   338,907  338,907  570,549
   22   67        0  466,095       0         0     84,627   84,627  500,000   352,593  352,593  579,099
   23   68        0  489,399       0         0     77,491   77,491  500,000   366,767  366,767  588,038
   24   69        0  513,869       0         0     69,654   69,654  500,000   381,389  381,389  597,255
   25   70        0  539,563       0         0     60,876   60,876  500,000   396,399  396,399  606,729
   26   71        0  566,541       0         0     51,168   51,168  500,000   411,869  411,869  616,444
   27   72        0  594,868       0         0     40,263   40,263  500,000   427,749  427,749  626,439
   28   73        0  624,611       0         0     28,150   28,150  500,000   444,112  444,112  636,989
   29   74        0  655,842       0         0     14,464   14,464  500,000   460,898  460,898  647,792
   30   75        0  688,634       0         0          0        0        0   478,099  478,099  658,964
   31   76        0  723,066       0         0          0        0        0   495,770  495,770  670,777
   32   77        0  759,219       0         0          0        0        0   513,849  513,849  683,008
   33   78        0  797,180       0         0          0        0        0   532,300  532,300  695,663
   34   79        0  837,039       0         0          0        0        0   550,458  550,458  707,834
   35   80        0  878,891       0         0          0        0        0   568,797  568,797  720,040
   36   81        0  922,836       0         0          0        0        0   587,430  587,430  732,525
   37   82        0  968,977       0         0          0        0        0   606,265  606,265  745,039
   38   83        0  1,017,426      0        0          0        0        0   626,153  626,153  758,709
   39   84        0  1,068,298      0        0          0        0        0   646,573  646,573  772,978
   40   85        0  1,121,712      0        0          0        0        0   667,401  667,401  787,733

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1. THE DISCLOSURE PAGE, THE CONTINUATION OF COMPLIANCE REPORT 2, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                 (3)        (4)        (5)      (6)      (7)        (8)      (9)     (10)
                (1)      (2)            PARTIAL   SURRENDR  ACCOUNT    DEATH   SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR      VALUE    VALUE  BENEFIT      VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL   FR INSUR       @ 0%     @ 0%     @ 0%       @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT    (GROSS)  (GROSS)  (GROSS)    (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  ---------  -------  -------  ---------  -------  -------
   41   86        0  1,177,798      0         0          0        0        0    688,790  688,790  803,129
   42   87        0  1,236,688      0         0          0        0        0    710,617  710,617  819,057
   43   88        0  1,298,522      0         0          0        0        0    733,080  733,080  835,491
   44   89        0  1,363,449      0         0          0        0        0    756,278  756,278  852,476
   45   90        0  1,431,621      0         0          0        0        0    780,394  780,394  869,906
   46   91        0  1,503,202      0         0          0        0        0    805,579  805,579  887,506
   47   92        0  1,578,362      0         0          0        0        0    832,472  832,472  905,396
   48   93        0  1,657,280      0         0          0        0        0    861,769  861,769  923,644
   49   94        0  1,740,144      0         0          0        0        0    894,595  894,595  942,098
   50   95        0  1,827,151      0         0          0        0        0    932,731  932,731  960,713

ASSUME CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%, CONTRACT LAPSES AFTER AGE 74. ASSUMING CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 6.00% THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                             DATE PREPARED:
11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, DISCLOSURE PAGE, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                                     TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                                          LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                                               COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

            Additional Riders and Benefits Included in This Proposal
                ------------------------------------------------
                        Adjustable Term Insurance Rider
                ------------------------------------------------
                             From Year 0 to Year 50

THIS POLICY HAS BEEN TESTED FOR THE POSSIBILITY OF CLASSIFICATION AS A MODIFIED ENDOWMENT. THIS TEST IS NOT A GUARANTEE THAT A POLICY WILL NOT BE CLASSIFIED AS A MODIFIED ENDOWMENT.

THIS ILLUSTRATION HAS BEEN CHECKED AGAINST FEDERAL TAX LAW RELATING TO THE DEFINITION OF LIFE INSURANCE AND IS IN COMPLIANCE BASED ON PROPOSED PREMIUM PAYMENTS AND COVERAGES. ANY DECREASE IN SPECIFIED AMOUNT AND/OR TARGET DEATH BENEFIT AND/OR A CHANGE IN DEATH BENEFIT AND/OR SURRENDERS OCCURRING IN THE FIRST 15 YEARS MAY CAUSE A TAXABLE EVENT. IN ADDITION, IF THE POLICY IS DEFINED AS A MODIFIED ENDOWMENT CONTRACT, A LOAN, SURRENDER, OR ASSIGNMENT OR PLEDGE (UNLESS SUCH ASSIGNMENT OR PLEDGE IS OF FOR BURIAL EXPENSES AND THE MAXIMUM DEATH BENEFIT IS NOT IN EXCESS OF $25.000) MAY BE CONSIDERED A TAXABLE DISTRIBUTION AND A TEN PERCENT PENALTY MAY BE ADDED TO ANY TAX ON THE DISTRIBUTION. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE.

VALUES SHOWN ON THIS ILLUSTRATION ARE BASED ON A POLICY OWNER TAX BRACKET OF 0.00%.

PREMIUMS ARE ASSUMED TO BE PAID AT THE BEGINNING OF THE PAYMENT PERIOD. POLICY VALUES AND AGES ARE SHOWN AS OF THE END OF THE POLICY YEAR AND REFLECT THE EFFECT OF ALL LOANS AND SURRENDERS. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS, FREQUENCIES, OR NOT ON THE DUE DATE.

THE POLICY'S SURRENDER VALUE INCLUDES ANY SALES CHARGE REFUND ON FULL SURRENDER. THE SALES CHARGE REFUND EQUALS THE SALES CHARGE COLLECTED IN THE FIRST POLICY YEAR OR THE FIRST POLICY YEAR OF AN INCREASE ADJUSTED BY THE FOLLOWING SCHEDULE:

      YEAR 1-100%
      YEAR 2-66.67%
      YEAR 3-33.33%

PREMIUMS LESS THE FOLLOWING DEDUCTIONS ARE ADDED TO THE ACCOUNT VALUE. (1) A PREMIUM TAX CHARGE OF 2.00% OF GROSS PREMIUMS IN ALL YEARS (2) A SALES CHARGE ON THE GROSS PREMIUM EQUALS TO 9% UP TO THE TARGET PREMIUM IN YEARS 1-10, 0% IN POLICY YEARS 11 AND AFTER, AND 0% OF PREMIUM IN EXCESS OF THE TARGET PREMIUM IN ALL YEARS. (3) A DAC TAX CHARGE OF 1.25% OF GROSS PREMIUMS IN ALL YEARS.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                             SUPPLEMENTAL FOOTNOTE               ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

THOSE COLUMNS ASSUMING GUARANTEED CHARGES USE THE CURRENT MONTHLY MORTALITY CHARGES AND CURRENT CHARGES FOR RIDER BENEFITS IF ANY, FOR THE FIRST YEAR AS WELL AS THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THEREAFTER THESE COLUMNS USE GUARANTEED CHARGES FOR MONTHLY MORTALITY CHARGES, RIDER BENEFITS IF ANY, AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THOSE COLUMNS ASSUMING CURRENT CHARGES ARE BASED UPON "CURRENT CHARGES" AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED.

THE CURRENT CHARGES ARE DECLARED BY MONY LIFE INSURANCE COMPANY OF AMERICA, ARE GUARANTEED FOR THE FIRST POLICY YEAR, AND APPLY TO POLICIES ISSUED AS OF THE PREPARATION DATE SHOWN. AFTER THE FIRST POLICY YEAR, CURRENT CHARGES ARE NOT GUARANTEED, AND MAY BE CHANGED AT THE DISCRETION OF MONY LIFE INSURANCE COMPANY OF AMERICA.

THE DIFFERENCE BETWEEN THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER IS ANY OUTSTANDING DEBT PLUS ANY APPLICABLE SALES CHARGE REFUND. A PARTIAL SURRENDER, THE SURRENDER AMOUNT AND THE PARTIAL SURRENDER FEE ($25.00 OR 2% OF THE AMOUNT SURRENDERED, IF LESS) COULD BE DEDUCTED FROM THE BENEFIT PAYABLE AT DEATH, AND WILL BE DEDUCTED FROM THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER.

A POLICY LOAN WILL HAVE A PERMANENT EFFECT ON BENEFITS UNDER THIS POLICY. LOAN INTEREST AT AN ANNUAL RATE OF 4.6% WILL BE CHARGED IN ARREARS. AMOUNTS BORROWED WILL EARN INTEREST AT AN ANNUAL RATE OF 4%. AFTER THE 10TH POLICY ANNIVERSARY THE ANNUAL INTEREST RATE APPLICABLE TO THE LOAN ACCOUNT WILL BE 0.30% HIGHER THAN THE RATE APPLICABLE TO POLICIES OF THE SAME TYPE WHICH HAVE NOT REACHED THEIR 10TH POLICY ANNIVERSARY. THIS INCREASE IS ANTICIPATED BUT NOT GUARANTEED. THIS INCREASE IS BASED ON CURRENT EXPECTATIONS AS TO MORTALITY, INVESTMENT EARNINGS, PERSISTENCY AND EXPENSES AND IS NOT GUARANTEED. ADVERSE TAX CONSEQUENCES COULD OCCUR IF A POLICY SUBJECT TO LOANS IS SURRENDERED OR PERMITTED TO LAPSE. IN ADDITION, LOAN INTEREST MAY NOT BE DEDUCTIBLE. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE SURROUNDING THE DEDUCTIBILITY OF LOAN INTEREST AND OTHER TAX CONSEQUENCES.

AN ADMINISTRATIVE CHARGE IS DEDUCTED EACH MONTH. DURING THE FIRST 36 POLICY MONTHS THE CHARGE IS $10.50 PER MONTH. THEREAFTER, THE CHARGE IS $7.50 PER MONTH.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.   ANUAL  FR INSUR.      @ 0%     @ 0%     @ 0%     @ 12%    @ 12%    @ 12%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  --------  -------  -------  --------  -------  -------
    1   46   26,225   27,536       0         0     23,863   22,680  500,000    26,675   25,492  500,000
    2   47   26,225   56,449       0         0     45,302   44,513  500,000    53,912   53,123  500,000
    3   48   26,225   86,808       0         0     66,432   66,037  500,000    84,089   83,695  500,000
    4   49   26,225  118,684       0         0     87,253   87,253  500,000   117,540  117,540  500,000
    5   50   26,225  152,155       0         0    108,144  108,144  500,000   155,006  155,006  500,000
    6   51   26,225  187,298       0         0    128,726  128,726  500,000   196,524  196,524  509,076
    7   52   26,225  224,200       0         0    148,975  148,975  500,000   242,105  242,105  607,773
    8   53        0  235,410       0         0    144,896  144,896  500,000   265,508  265,508  646,060
    9   54        0  247,180       0         0    140,634  140,634  500,000   291,070  291,070  686,751
   10   55        0  259,539       0         0    136,182  113,182  500,000   319,002  319,002  730,069
   11   56        0  272,516       0         0    131,696  131,696  500,000   350,010  350,010  777,232
   12   57        0  286,142       0         0    126,916  126,916  500,000   383,863  383,863  827,454
   13   58        0  300,449       0         0    121,836  121,836  500,000   420,838  420,838  880,941
   14   59        0  315,471       0         0    116,396  116,396  500,000   461,188  461,188  937,918
   15   60        0  331,245       0         0    110,546  110,546  500,000   505,183  505,183  998,545
   16   61        0  347,807       0         0    104,224  104,224  500,000   553,120  553,120  1,063,096
   17   62        0  365,197       0         0     97,367   97,367  500,000   605,321  605,321  1,131,828
   18   63        0  383,457       0         0     89,907   89,907  500,000   662,139  662,139  1,205,026
   19   64        0  402,630       0         0     81,671   81,671  500,000   723,826  723,826  1,282,765
   20   65        0  422,762       0         0     72,624   72,624  500,000   790,855  790,855  1,365,649
   21   66        0  443,900       0         0     62,570   62,570  500,000   863,538  863,538  1,453,766
   22   67        0  466,095       0         0     51,404   51,404  500,000   942,350  942,350  1,547,716
   23   68        0  489,399       0         0     38,950   38,950  500,000  1,027,746 1,027,746 1,647,785
   24   69        0  513,869       0         0     25,013   25,013  500,000  1,120,225 1,120,225 1,754,273
   25   70        0  539,563       0         0      9,431    9,431  500,000  1,220,414 1,220,414 1,867,965
   26   71        0  566,541       0         0          0        0        0  1,328,778 1,328,778 1,988,783
   27   72        0  594,868       0         0          0        0        0  1,445,421 1,445,421 2,116,819
   28   73        0  624,611       0         0          0        0        0  1,571,562 1,571,562 2,254,092
   29   74        0  655,842       0         0          0        0        0  1,707,358 1,707,358 2,399,692
   30   75        0  688,634       0         0          0        0        0  1,853,292 1,853,292 2,554,393
   31   76        0  723,066       0         0          0        0        0  2,010,114 2,010,114 2,719,684
   32   77        0  759,219       0         0          0        0        0  2,178,600 2,178,600 2,895,796
   33   78        0  797,180       0         0          0        0        0  2,359,603 2,359,603 3,083,766
   34   79        0  837,039       0         0          0        0        0  2,554,269 2,554,269 3,284,534
   35   80        0  878,891       0         0          0        0        0  2,763,757 2,763,757 3,498,640
   36   81        0  922,836       0         0          0        0        0  2,989,172 2,989,172 3,727,497
   37   82        0  968,977       0         0          0        0        0  3,231,492 3,231,492 3,971,180
   38   83        0  1,017,426      0        0          0        0        0  3,491,653 3,491,653 4,230,836
   39   84        0  1,068,298      0        0          0        0        0  3,770,797 3,770,797 4,507,988
   40   85        0  1,121,712      0        0          0        0        0  4,070,056 4,070,056 4,803,887

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial
ANNUAL PREMIUM: $26,224.90                                   NET)
INITIAL DEATH BENEFIT OPTION: OPTION 1                       COST OF MONEY %: 0.00%
UNDERWRITING CLASS: GUARANTEED ISSUE                         DEFINITION OF LIFE INSURANCE: CVAT

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.   ANUAL  FR INSUR.      @ 0%     @ 0%     @ 0%     @ 12%    @ 12%    @ 12%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  --------  -------  -------  --------  -------  -------
   41   86        0  1,177,798      0        0          0        0        0  4,391,237 4,391,237 5,120,182
   42   87        0  1,236,688      0        0          0        0        0  4,736,470 4,736,470 5,459,256
   43   88        0  1,298,522      0        0          0        0        0  5,108,620 5,108,620 5,822,294
   44   89        0  1,363,449      0        0          0        0        0  5,511,410 5,511,410 6,212,461
   45   90        0  1,431,621      0        0          0        0        0  5,949,498 5,949,498 6,631,906
   46   91        0  1,503,202      0        0          0        0        0  6,429,390 6,429,390 7,083,259
   47   92        0  1,578,362      0        0          0        0        0  6,959,936 6,959,936 7,569,627
   48   93        0  1,657,280      0        0          0        0        0  7,554,153 7,554,153 8,096,541
   49   94        0  1,740,144      0        0          0        0        0  8,232,407 8,232,407 8,669,547
   50   95        0  1,827,151      0        0          0        0        0  9,027,661 9,027,661 9,298,491

           Illustration Received
                                                (Signature
                                      of
                                 Applicant/Policyholder(s)
                                   and Date)

           Illustration Delivered
                                                (Signature
                                       of
                                  Representative
                                   and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 12.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 12.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                             DATE PREPARED:
11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)       (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)           PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM          SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR      @ 0%     @ 0%     @ 0%     @ 12%    @ 12%    @ 12%
   YR  EOY  PREMIUM     @ 5%    LOAN  CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  --------  --------  -------  -------  --------  -------  -------
    1   46   26,225   27,536       0         0    23,863   22,680  500,000    26,675   25,492  500,000
    2   47   26,225   56,449       0         0    45,722   44,933  500,000    54,356   54,356  500,000
    3   48   26,225   86,808       0         0    67,204   66,809  500,000    84,955   84,560  500,000
    4   49   26,225  118,684       0         0    88,364   88,364  500,000    118817   118817  500,000
    5   50   26,225  152,155       0         0   109,506  109,506  500,000   156,624  156,624  500,000
    6   51   26,225  187,298       0         0   130,391  130,391  500,000   198,525  198,525  514,260
    7   52   26,225  224,200       0         0   151,043  151,043  500,000   244,656  244,656  614,136
    8   53        0  235,410       0         0   147,524  147,524  500,000   268,814  268,814  654,106
    9   54        0  247,180       0         0   144,009  144,009  500,000   295,419  295,419  697,011
   10   55        0  259,539       0         0   140,434  140,434  500,000   324,723  324,723  743,161
   11   56        0  272,516       0         0   137,223  137,223  500,000   358,081  358,081  795,155
   12   57        0  286,142       0         0   133,895  133,895  500,000   394,892  394,892  851,230
   13   58        0  300,449       0         0   130,363  130,363  500,000   435,352  435,352  911,323
   14   59        0  315,471       0         0   126,624  126,624  500,000   479,834  479,834  975,838
   15   60        0  331,245       0         0   122,627  122,627  500,000   528,690  528,690  1,045,009
   16   61        0  347,807       0         0   118,278  118,278  500,000   582,240  582,240  1,119,066
   17   62        0  365,197       0         0   113,616  113,616  500,000   641,025  641,025  1,198,588
   18   63        0  383,457       0         0   108,586  108,586  500,000   705,510  705,510  1,283,958
   19   64        0  402,630       0         0   103,178  103,178  500,000   776,282  776,282  1,375,726
   20   65        0  422,762       0         0    97,431   97,431  500,000   854,059  854,059  1,474,789
   21   66        0  443,900       0         0    91,235   91,235  500,000   939,418  939,418  1,581,511
   22   67        0  466,095       0         0    84,627   74,627  500,000  1,033,221 1,033,221 1,696,962
   23   68        0  489,399       0         0    77,491   77,491  500,000  1,136,185 1,136,185 1,821,645
   24   69        0  513,869       0         0    69,654   69,654  500,000  1,249,009 1,249,009 1,955,947
   25   70        0  539,563       0         0    60,876   60,876  500,000  1,372,358 1,372,358 2,100,531
   26   71        0  566,541       0         0    51,168   51,168  500,000  1,507,404 1,507,404 2,256,132
   27   72        0  594,868       0         0    40,263   40,263  500,000  1,654,991 1,654,991 2,423,734
   28   73        0  624,611       0         0    28,150   28,150  500,000  1,816,488 1,816,488 2,605,388
   29   74        0  655,842       0         0    14,464   14,464  500,000  1,992,864 1,992,864 2,800,970
   30   75        0  688,634       0         0         0        0        0  2,185,357 2,185,357 3,012,078
   31   76        0  723,066       0         0         0        0        0  2,395,603 2,295,603 3,241,251
   32   77        0  759,219       0         0         0        0        0  2,624,814 2,624,814 3,488,902
   33   78        0  797,180       0         0         0        0        0  2,874,400 2,874,400 3,756,553
   34   79        0  837,039       0         0         0        0        0  3,142,251 3,142,251 4,040,620
   35   80        0  878,891       0         0         0        0        0  3,432,406 3,432,406 4,345,083
   36   81        0  922,836       0         0         0        0        0  3,747,321 3,747,321 4,672,910
   37   82        0  968,977       0         0         0        0        0  4,088,363 4,088,363 5,024,189
   38   83        0  1,017,426      0        0         0        0        0  4,463,635 4,463,635 5,408,587
   39   84        0  1,068,298      0        0         0        0        0  4,872,431 4,872,431 5,824,992
   40   85        0  1,121,712      0        0         0        0        0  5,316,593 5,316,593 6,275,175

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, THE DISCLOSURE PAGE, THE CONTINUATION OF COMPLIANCE REPORT 2, AND THE SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                                 (3)        (4)       (5)      (6)      (7)       (8)      (9)     (10)
                (1)      (2)            PARTIAL  SURRENDR  ACCOUNT    DEATH  SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR     VALUE    VALUE  BENEFIT     VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR.      @ 0%     @ 0%     @ 0%     @ 12%    @ 12%    @ 12%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT   (GROSS)  (GROSS)  (GROSS)   (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  --------  -------  -------  --------  -------  -------
   41   86        0  1,177,798      0        0          0        0        0  5,800,309 5,800,309 6,763,161
   42   87        0  1,236,688      0        0          0        0        0  6,325,808 6,325,808 7,291,126
   43   88        0  1,298,522      0        0          0        0        0  6,898,375 6,898,375 7,862,078
   44   89        0  1,363,449      0        0          0        0        0  7,522,995 7,522,995 8,479,920
   45   90        0  1,431,621      0        0          0        0        0  8,206,092 8,206,092 9,147,331
   46   91        0  1,503,202      0        0          0        0        0  8,954,509 8,954,509 9,865,182
   47   92        0  1,578,362      0        0          0        0        0  9,781,688 9,78,1688 10,638,564
   48   93        0  1,657,280      0        0          0        0        0  10,703,953 10,703,953 11,472,497
   49   94        0  1,740,144      0        0          0        0        0  11,745,939 11,745,939 12,369,649
   50   95        0  1,827,151      0        0          0        0        0  12,945,655 12,945,655 13,334,025

ASSUME CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%, CONTRACT LAPSES AFTER AGE 74. ASSUMING CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 12.00% THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 12.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                             DATE PREPARED:
11/6/96

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, DISCLOSURE PAGE, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker Preferred, Age 45               TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                         LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                             GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                     COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                         DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

            Additional Riders and Benefits Included in This Proposal
                ------------------------------------------------
                        Adjustable Term Insurance Rider
                ------------------------------------------------
                             From Year 0 to Year 50

THIS POLICY HAS BEEN TESTED FOR THE POSSIBILITY OF CLASSIFICATION AS A MODIFIED ENDOWMENT. THIS TEST IS NOT A GUARANTEE THAT A POLICY WILL NOT BE CLASSIFIED AS A MODIFIED ENDOWMENT.

THIS ILLUSTRATION HAS BEEN CHECKED AGAINST FEDERAL TAX LAW RELATING TO THE DEFINITION OF LIFE INSURANCE AND IS IN COMPLIANCE BASED ON PROPOSED PREMIUM PAYMENTS AND COVERAGES. ANY DECREASE IN SPECIFIED AMOUNT AND/OR TARGET DEATH BENEFIT AND/OR A CHANGE IN DEATH BENEFIT AND/OR SURRENDERS OCCURRING IN THE FIRST 15 YEARS MAY CAUSE A TAXABLE EVENT. IN ADDITION, IF THE POLICY IS DEFINED AS A MODIFIED ENDOWMENT CONTRACT, A LOAN, SURRENDER, OR ASSIGNMENT OR PLEDGE (UNLESS SUCH ASSIGNMENT OR PLEDGE IS FOR BURIAL EXPENSES AND THE MAXIMUM DEATH BENEFIT IS NOT IN EXCESS OF $25,000) MAY BE CONSIDERED A TAXABLE DISTRIBUTION AND A TEN PERCENT PENALTY MAY BE ADDED TO ANY TAX ON THE DISTRIBUTION. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE.

VALUES SHOWN ON THIS ILLUSTRATION ARE BASED ON A POLICY OWNER TAX BRACKET OF 0.00%.

PREMIUMS ARE ASSUMED TO BE PAID AT THE BEGINNING OF THE PAYMENT PERIOD. POLICY VALUES AND AGES ARE SHOWN AS OF THE END OF THE POLICY YEAR AND REFLECT THE EFFECT OF ALL LOANS AND SURRENDERS. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS, FREQUENCIES, OR NOT ON THE DUE DATE.

THE POLICY'S SURRENDER VALUE INCLUDES ANY SALES CHARGE REFUND ON FULL SURRENDERS. THE SALES CHARGE REFUND EQUALS THE SALES CHARGE COLLECTED IN THE FIRST POLICY YEAR OR THE FIRST POLICY YEAR OF AN INCREASE ADJUSTED BY THE FOLLOWING SCHEDULE:
      YEAR 1-100%
      YEAR 2-66.67%
      YEAR 3-33.33%

PREMIUMS LESS THE FOLLOWING DEDUCTIONS ARE ADDED TO THE ACCOUNT VALUE. (1) A PREMIUM TAX CHARGE OF 2.00% OF GROSS PREMIUMS IN ALL YEARS. (2) A SALES CHARGE ON THE GROSS PREMIUM EQUALS TO 9% UP TO THE TARGET PREMIUM IN YEARS 1-10, 0% IN POLICY YEARS 11 AND AFTER, AND 0% OF PREMIUM IN EXCESS OF THE TARGET PREMIUM IN ALL YEARS. (3) A DAC TAX CHARGE OF 1.25% OF GROSS PREMIUMS IN ALL YEARS.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                       TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                           GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

THOSE COLUMNS ASSUMING GUARANTEED CHARGES USE THE CURRENT MONTHLY MORTALITY CHARGES AND CURRENT CHARGES FOR RIDER BENEFITS IF ANY, FOR THE FIRST YEAR AS WELL AS THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THEREAFTER THESE COLUMNS USE GUARANTEED CHARGES FOR MONTHLY MORTALITY CHARGES, RIDER BENEFITS IF ANY, AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THOSE COLUMNS ASSUMING CURRENT CHARGES ARE BASED UPON "CURRENT CHARGES" AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED.

THE CURRENT CHARGES ARE DECLARED BY MONY LIFE INSURANCE COMPANY OF AMERICA, ARE GUARANTEED FOR THE FIRST POLICY YEAR, AND APPLY TO POLICIES ISSUED AS OF THE PREPARATION DATE SHOWN. AFTER THE FIRST POLICY YEAR, CURRENT CHARGES ARE NOT GUARANTEED, AND MAY BE CHANGED AT THE DISCRETION OF MONY LIFE INSURANCE COMPANY OF AMERICA

THE DIFFERENCE BETWEEN THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER IS ANY OUTSTANDING DEBT PLUS ANY APPLICABLE SALES CHARGE REFUND. A PARTIAL SURRENDER, THE SURRENDER AMOUNT AND THE PARTIAL SURRENDER FEE ($25.00 OR 2% OF THE AMOUNT SURRENDERED, IF LESS) COULD BE DEDUCTED FROM THE BENEFIT PAYABLE AT DEATH, AND WILL BE DEDUCTED FROM THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER.

A POLICY LOAN WILL HAVE A PERMANENT EFFECT ON BENEFITS UNDER THIS POLICY. LOAN INTEREST AT AN ANNUAL RATE OF 4.6% WILL BE CHARGED IN ARREARS. AMOUNTS BORROWED WILL EARN INTEREST AT AN ANNUAL RATE OF 4%. AFTER THE 10TH POLICY ANNIVERSARY THE ANNUAL INTEREST RATE APPLICABLE TO THE LOAN ACCOUNT WILL BE 0.30% HIGHER THAN THE RATE APPLICABLE TO POLICIES OF THE SAME TYPE WHICH HAVE NOT REACHED THEIR 10TH POLICY ANNIVERSARY. THIS INCREASE IS ANTICIPATED BUT NOT GUARANTEED. THIS INCREASE IS BASED ON CURRENT EXPECTATIONS AS TO MORTALITY, INVESTMENT EARNINGS, PERSISTENCY AND EXPENSES AND IS NOT GUARANTEED. ADVERSE TAX CONSEQUENCES COULD OCCUR IF A POLICY SUBJECT TO LOANS IS SURRENDERED OR PERMITTED TO LAPSE. IN ADDITION, THE LOAN INTEREST MAY NOT BE DEDUCTIBLE. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE SURROUNDING THE DEDUCTIBILITY OF LOAN INTEREST AND OTHER TAX CONSEQUENCES.

AN ADMINISTRATIVE CHARGE IS DEDUCTED EACH MONTH. DURING THE FIRST 36 POLICY MONTHS THE CHARGE IS $10.50 PER MONTHS, THEREAFTER THE CHARGE IS $7.50 PER MONTH.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker Preferred, Age 45             TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)        (5)      (6)      (7)        (8)      (9)     (10)
                (1)      (2)            PARTIAL   SURRENDR  ACCOUNT    DEATH   SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR      VALUE    VALUE  BENEFIT      VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL   FR INSUR       @ 0%     @ 0%     @ 0%       @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT    (GROSS)  (GROSS)  (GROSS)    (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  ---------  -------  -------  ---------  -------  -------
    1   46   26,225   27,526       0          0     24,125   21,760  500,000     25,472   23,111  500,000
    2   47   26,225   56,449       0          0     43,994   42,420  500,000     48,022   46,445  500,000
    3   48   26,225   96,808       0          0     53,581   52,774  500,000     71,544   70,858  500,000
    4   49   26,225  118,684       0          0     82,853   82,853  500,000     96,416   96,416  500,000
    5   50   26,225  152,155       0          0    102,613  102,613  500,000    123,141  123,141  500,000
    6   51   26,225  167,398       0          0    122,072  122,072  500,000    151,212  151,212  500,000
    7   52   26,225  224,200       0          0    141,203  141,203  500,000    180,374  180,374  500,000
    8   53        0  235,410       0          0    137,179  137,179  500,000    186,794  186,794  500,000
    9   54        0  247,100       0          0    132,966  132,966  500,000    193,363  193,363  500,000
   10   55        0  259,539       0          0    128,559  128,559  500,000    200,095  200,095  500,000
   11   56        0  273,516       0          0    124,100  124,100  500,000    207,286  207,286  500,000
   12   57        0  286,142       0          0    119,341  119,341  500,000    214,632  214,632  500,000
   13   58        0  300,449       0          0    114,274  114,274  500,000    222,156  222,156  500,000
   14   59        0  315,472       0          0    108,845  108,845  500,000    229,846  229,846  500,000
   15   60        0  331,246       0          0    102,997  102,997  500,000    237,695  237,695  500,000
   16   61        0  347,807       0          0     96,670   96,670  500,000    245,698  245,698  500,000
   17   62        0  365,197       0          0     89,796   89,796  500,000    253,853  253,853  500,000
   18   63        0  383,457       0          0     82,313   82,313  500,000    262,161  262,161  500,000
   19   64        0  402,530       0          0     74,039   74,039  500,000    270,571  270,571  500,000
   20   65        0  422,762       0          0     64,942   64,942  500,000    279,119  279,119  500,000
   21   66        0  443,900       0          0     54,823   54,823  500,000    287,767  287,767  500,000
   22   67        0  466,098       0          0     43,575   43,575  500,000    296,535  296,535  500,000
   23   68        0  488,399       0          0     31,021   31,021  500,000    305,422  305,422  500,000
   24   69        0  513,869       0          0     16,964   16,964  500,000    314,427  314,427  500,000
   25   70        0  539,863       0          0      1,240    1,240  500,000    323,619  323,619  500,000
   26   71        0  566,541       0          0          0        0        0    332,951  332,951  500,000
   27   72        0  594,868       0          0          0        0        0    342,326  342,326  502,336
   28   73        0  624,611       0          0          0        0        0    351,909  351,909  504,742
   29   74        0  655,842       0          0          0        0        0    361,565  361,565  506,179
   30   75        0  688,534       0          0          0        0        0    371,227  371,227  511,662
   31   76        0  723,066       0          0          0        0        0    380,861  380,861  515,204
   32   77        0  759,229       0          0          0        0        0    390,457  390,457  518,996
   33   78        0  797,180       0          0          0        0        0    400,024  400,024  522,792
   34   79        0  837,039       0          0          0        0        0    409,606  409,606  526,712
   35   80        0  878,891       0          0          0        0        0    419,221  419,221  530,704
   36   81        0  322,036       0          0          0        0        0    428,903  428,903  534,842
   37   82        0  968,977       0          0          0        0        0    428,598  428,598  538,993
   38   83        0  1,017,426      0         0          0        0        0    448,282  448,282  543,183
   39   84        0  1,068,298      0         0          0        0        0    457,943  457,943  547,470
   40   85        0  1,122,712      0         0          0        0        0    467,560  467,560  551,861

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker Preferred, Age 45             TAX BRACKET %: 0.00%(ee)/0.00%(er)
INITIAL TARGET DEATH BENEFIT: $500,000                       LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                           GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                       DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                 (3)        (4)        (5)      (6)      (7)        (8)      (9)     (10)
                (1)      (2)            PARTIAL   SURRENDR  ACCOUNT    DEATH   SURRENDR  ACCOUNT    DEATH
              TOTAL  PREMIUM           SURRENDR      VALUE    VALUE  BENEFIT      VALUE    VALUE  BENEFIT
  POL  AGE   POLICY   ACCUM.  ANNUAL  FR INSUR.       @ 0%     @ 0%     @ 0%       @ 6%     @ 6%     @ 6%
   YR  EOY  PREMIUM     @ 5%    LOAN   CONTRACT    (GROSS)  (GROSS)  (GROSS)    (GROSS)  (GROSS)  (GROSS)
  ---  ---  -------  -------  ------  ---------  ---------  -------  -------  ---------  -------  -------
   41   86        0  1,177,798      0         0          0        0        0    477,181  477,181  556,292
   42   87        0  1,236,688      0         0          0        0        0    486,868  486,868  561,168
   43   88        0  1,298,522      0         0          0        0        0    496,732  496,732  566,125
   44   89        0  1,363,449      0         0          0        0        0    506,925  506,925  572,406
   45   90        0  1,431,622      0         0          0        0        0    527,627  527,627  577,010
   46   91        0  1,503,202      0         0          0        0        0    529,151  529,151  542,965
   47   92        0  1,578,362      0         0          0        0        0    541,852  541,852  589,318
   48   93        0  1,657,280      0         0          0        0        0    556,325  556,325  596,269
   49   94        0  1,740,144      0         0          0        0        0    572,807  572,807  603,360
   50   95        0  1,827,151      0         0          0        0        0    594,919  594,919  612,767

           Illustration Received
                                                (Signature
                                      of
                                 Applicant/Policyholder(s)
                                   and Date)

           Illustration Delivered
                                                (Signature
                                       of
                                  Representative
                                   and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 6.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                             DATE PREPARED:
11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker Preferred, Age 45              Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          24129      21768    500000      25472      23111    500000
  2    47     26225      56449     0          0          44702      43128    500000      48749      47175    500000
  3    48     26225      86808     0          0          64834      54047    500000      72930      72203    500000
  4    49     26225     118684     0          0          84668      64658    500000      98378      98378    500000
  5    50     26225     152155     0          0         104921     104921    500000     125715     125715    500000
  6    51     26225     187298     0          0         124986     124986    500000     154421     154421    500000
  7    52     26225     224200     0          0         144856     144856    500000     184566     184566    500000
  8    53         0     235410     0          0         141743     141743    500000     192055     192055    500000
  9    54         0     247180     0          0         138662     138662    500000     199920     199920    500000
 10    55         0     259539     0          0         135610     135610    500000     208179     208179    500000
 11    56         0     272516     0          0         132946     132946    500000     217470     217470    500000
 12    57         0     286142     0          0         130211     130211    500000     227189     227189    500000
 13    58         0     300449     0          0         127405     127405    500000     237363     237363    500000
 14    59         0     315471     0          0         124303     124303    500000     247861     247861    504075
 15    60         0     331245     0          0         120856     120856    500000     258677     258677    511300
 16    61         0     347807     0          0         116969     116969    500000     269768     269768    518495
 17    62         0     365197     0          0         112633     112633    500000     281149     281149    525692
 18    63         0     383457     0          0         107745     107745    500000     292785     292785    532839
 19    64         0     402630     0          0         102481     102481    500000     304818     304818    540198
 20    65         0     422762     0          0          96831      96831    500000     317278     317278    547876
 21    66         0     443900     0          0          90784      90784    500000     330198     330198    555888
 22    67         0     466095     0          0          84327      84327    500000     343610     343610    564345
 23    68         0     489399     0          0          77345      77345    500000     357498     357498    573176
 24    69         0     513869     0          0          69666      69666    500000     371824     371824    582276
 25    70         0     539563     0          0          61105      61105    500000     386554     386554    591659
 26    71         0     566541     0          0          51621      51621    500000     401733     401733    601273
 27    72         0     594868     0          0          41006      41006    500000     417336     417336    611189
 28    73         0     624611     0          0          29198      29198    500000     433411     433411    621642
 29    74         0     655842     0          0          15893      15893    500000     449922     449922    632366
 30    75         0     688634     0          0            815        815    500000     466861     466861    643474
 31    76         0     723066     0          0              0          0         0     484278     484278    655228
 32    77         0     759219     0          0              0          0         0     502114     502114    667410
 33    78         0     797180     0          0              0          0         0     520334     520334    680025
 34    79         0     837039     0          0              0          0         0     538285     538285    692181
 35    80         0     878891     0          0              0          0         0     556465     556465    704429
 36    81         0     922836     0          0              0          0         0     574948     574948    716960
 37    82         0     968977     0          0              0          0         0     593642     593642    729627
 38    83         0    1017426     0          0              0          0         0     613379     613379    743232
 39    84         0    1068298     0          0              0          0         0     633664     633664    757545
 40    85         0    1121712     0          0              0          0         0     654386     654386    772371

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45              Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86         0    1177798     0          0              0          0         0     675666     675666    787827
 42    87         0    1236688     0          0              0          0         0     697407     697407    803832
 43    88         0    1298522     0          0              0          0         0     719802     719802    820358
 44    89         0    1363449     0          0              0          0         0     742941     742941    837443
 45    90         0    1431621     0          0              0          0         0     767001     767001    854976
 46    91         0    1503202     0          0              0          0         0     792129     792129    872680
 47    92         0    1578362     0          0              0          0         0     818933     818933    890672
 48    93         0    1657280     0          0              0          0         0     848096     848096    908989
 49    94         0    1740144     0          0              0          0         0     880686     880686    927451
 50    95         0    1827151     0          0              0          0         0     918410     918410    945962

Assume current charges and a gross investment return of 0.00%, contract lapses after age 75. Assuming current charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker Preferred, Age 45        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                   Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                      Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                              Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                  Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                   Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                      Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                              Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                  Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $12.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          24129      21768    500000       26815      24455    500000
  2    47     26225      56449     0          0          43994      42420    500000       52213      50639    500000
  3    48     26225      86808     0          0          63561      62774    500000       80391      79605    500000
  4    49     26225     118684     0          0          82853      82853    500000      111687     111687    500000
  5    50     26225     152155     0          0         102613     102613    500000      147194     147194    500000
  6    51     26225     187298     0          0         122072     122072    500000      186532     186532    500000
  7    52     26225     224200     0          0         141203     141203    500000      229849     229849    576968
  8    53         0     235410     0          0         137179     137179    500000      252062     252062    613343
  9    54         0     247180     0          0         132966     132966    500000      276325     276325    651962
 10    55         0     259539     0          0         128559     128559    500000      302838     302838    693074
 11    56         0     272516     0          0         124100     124100    500000      332269     332269    737837
 12    57         0     286142     0          0         119341     119341    500000      364401     364401    785503
 13    58         0     300449     0          0         114274     114274    500000      399498     399498    836268
 14    59         0     315471     0          0         108845     108845    500000      437796     437796    890346
 15    60         0     331245     0          0         102997     102997    500000      479555     479555    947888
 16    61         0     347807     0          0          96670      96670    500000      525055     525055   1009156
 17    62         0     365197     0          0          89798      89798    500000      574603     574603   1074392
 18    63         0     383457     0          0          82313      82313    500000      628532     628532   1143866
 19    64         0     402630     0          0          74039      74039    500000      687085     687085   1217651
 20    65         0     422762     0          0          64942      64942    500000      750706     750706   1296320
 21    66         0     443900     0          0          54823      54823    500000      819694     819694   1379955
 22    67         0     466095     0          0          43575      43575    500000      894500     894500   1469127
 23    68         0     489399     0          0          31021      31021    500000      975555     975555   1564107
 24    69         0     513869     0          0          16964      16964    500000     1063333    1063333   1665180
 25    70         0     539563     0          0           1240       1240    500000     1158428    1158428   1773091
 26    71         0     566541     0          0              0          0         0     1261285    1261285   1887765
 27    72         0     594868     0          0              0          0         0     1371998    1371998   2009291
 28    73         0     624611     0          0              0          0         0     1491727    1491727   2139584
 29    74         0     655842     0          0              0          0         0     1620619    1620619   2277781
 30    75         0     688634     0          0              0          0         0     1759135    1759135   2424615
 31    76         0     723066     0          0              0          0         0     1907984    1907984   2581503
 32    77         0     759219     0          0              0          0         0     2067905    2067905   2748660
 33    78         0     797180     0          0              0          0         0     2239707    2239707   2927073
 34    79         0     837039     0          0              0          0         0     2424476    2424476   3117634
 35    80         0     878891     0          0              0          0         0     2623315    2623315   3320654
 36    81         0     922836     0          0              0          0         0     2837270    2837270   3534076
 37    82         0     968977     0          0              0          0         0     3067271    3067271   3769370
 38    83         0    1017426     0          0              0          0         0     3314207    3314207   4015824
 39    84         0    1068298     0          0              0          0         0     3579160    3579160   4278886
 40    85         0    1121712     0          0              0          0         0     3863205    3863205   4559741

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86         0    1177798     0          0              0          0         0    4168058     4168058   4859958
 42    87         0    1236688     0          0              0          0         0    4495741     4495741   5181791
 43    88         0    1298522     0          0              0          0         0    4848971     4848971   5526372
 44    89         0    1363449     0          0              0          0         0    5231284     5231284   5896704
 45    90         0    1431621     0          0              0          0         0    5647102     5647102   6294024
 46    91         0    1503202     0          0              0          0         0    6102596     6102596   6723231
 47    92         0    1578362     0          0              0          0         0    6606172     6606172   7104872
 48    93         0    1657280     0          0              0          0         0    7170181     7170181   7685000
 49    94         0    1740144     0          0              0          0         0    7813954     7813954   8228875
 50    95         0    1827151     0          0              0          0         0    8558781     8558781   8825844

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 70. Assuming guaranteed charges and a gross investment return of 12.00%, this contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          24129      21768    500000       26815      24455    500000
  2    47     26225      56449     0          0          44702      43128    500000       52958      51384    500000
  3    48     26225      86808     0          0          64834      64047    500000       81810      81023    500000
  4    49     26225     118684     0          0          84659      84659    500000      113811     113811    500000
  5    50     26225     152165     0          0         104921     104921    500000      150053     150053    500000
  6    51     26225     187298     0          0         124986     124986    500000      190280     190280    500000
  7    52     26225     224200     0          0         144856     144856    500000      234727     234727    509213
  8    53         0     235410     0          0         141743     141743    500000      258390     258390    628741
  9    54         0     247180     0          0         138662     138662    500000      284516     284516    671287
 10    55         0     259539     0          0         135610     135610    500000      313365     313365    717167
 11    56         0     272516     0          0         132946     132946    500000      346212     346212    768798
 12    57         0     286142     0          0         130211     130211    500000      382489     382489    824493
 13    58         0     300449     0          0         127405     127405    500000      422561     422561    804548
 14    59         0     315471     0          0         124303     124303    500000      466543     466543    948809
 15    60         0     331245     0          0         120856     120856    500000      514768     514768   1017490
 16    61         0     347807     0          0         116969     116969    500000      567533     567533   1090799
 17    62         0     365197     0          0         112633     112633    500000      625287     625287   1169162
 18    63         0     383457     0          0         107745     107745    500000      680391     680391   1252803
 19    64         0     402630     0          0         102481     102481    500000      757653     757653   1342713
 20    65         0     422762     0          0          96831      96831    500000      833707     833707   1439646
 21    66         0     443900     0          0          90784      90784    500000      917256     917256   1544201
 22    67         0     466095     0          0          84327      84327    500000     1009077    1009077   1657309
 23    68         0     489399     0          0          77345      77345    500000     1109874    1109874   1779461
 24    69         0     513869     0          0          69666      69666    500000     1220332    1220332   1911040
 25    70         0     539563     0          0          61105      61105    500000     1341189    1341189   2052823
 26    71         0     566541     0          0          51621      51621    500000     1473517    1473517   2205413
 27    72         0     594868     0          0          41006      41006    500000     1618235    1618235   2369905
 28    73         0     624611     0          0          29198      29198    500000     1776607    1776607   2548187
 29    74         0     655842     0          0          15893      15893    500000     1949678    1949678   2740273
 30    75         0     688634     0          0            815        815    500000     2138679    2138679   2947741
 31    76         0     723066     0          0              0          0         0     2345227    2345227   3173092
 32    77         0     759219     0          0              0          0         0     2570530    2570530   3416748
 33    78         0     797180     0          0              0          0         0     2815991    2815991   3680218
 34    79         0     837039     0          0              0          0         0     3079560    3079560   3960006
 35    80         0     878891     0          0              0          0         0     3365430    3365430   4260297
 36    81         0     922836     0          0              0          0         0     3675834    3675834   4503765
 37    82         0     968977     0          0              0          0         0     4012134    4012134   4930511
 38    83         0    1017426     0          0              0          0         0     4382302    4382302   5310035
 39    84         0    1068298     0          0              0          0         0     4785783    4785783   5721402
 40    85         0    1121712     0          0              0          0         0     5224534    5224534   6166517

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)        (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT     DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE     BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%      @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)    (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   --------   --------
 41    86         0    1177798     0          0              0          0         0     5702488     5702488    6649101
 42    87         0    1236688     0          0              0          0         0     6222049     6222049    7171579
 43    88         0    1298522     0          0              0          0         0     6788871     6788871    7736934
 44    89         0    1363449     0          0              0          0         0     7406869     7406869    8249022
 45    90         0    1431621     0          0              0          0         0     8083319     8083319    9010476
 46    91         0    1503202     0          0              0          0         0     8824742     8824742    9722218
 47    92         0    1578362     0          0              0          0         0     9644195     9644195   10489027
 48    93         0    1657280     0          0              0          0         0    10557775    10557775   11315823
 49    94         0    1740144     0          0              0          0         0    11589299    11589299   12204591
 50    95         0    1827151     0          0              0          0         0    12775545    12775545   13168812

Assume current charges and a gross investment return of 0.00%, contract lapses after age 75. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $12.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Smoker, Age 45                            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          23330      20970    500000      24649      22288    500000
  2    47     26225      56449     0          0          41727      40153    500000      45642      44068    500000
  3    48     26225      86808     0          0          59743      58956    500000      67541      66755    500000
  4    49     26225     118684     0          0          77412      77412    500000      90436      90436    500000
  5    50     26225     152155     0          0          95490      95490    500000     115139     115139    500000
  6    51     26225     187298     0          0         113217     113217    500000     140960     140960    500000
  7    52     26225     224200     0          0         130575     130575    500000     167958     167958    500000
  8    53         0     235410     0          0         124536     124536    500000     171805     171805    500000
  9    54         0     247180     0          0         118097     118097    500000     175515     175515    500000
 10    55         0     259539     0          0         111153     111153    500000     179008     179008    500000
 11    56         0     272516     0          0         103847     103847    500000     182559     182559    500000
 12    57         0     286142     0          0          95937      95937    500000     185869     185869    500000
 13    58         0     300449     0          0          87349      87349    500000     188892     188892    500000
 14    59         0     315471     0          0          78051      78051    500000     191619     191619    500000
 15    60         0     331245     0          0          67958      67958    500000     194000     194000    500000
 16    61         0     347807     0          0          56973      56973    500000     195980     195980    500000
 17    62         0     365197     0          0          44885      44885    500000     197424     197424    500000
 18    63         0     383457     0          0          31515      31515    500000     198224     198224    500000
 19    64         0     402630     0          0          16662      16662    500000     198258     198258    500000
 20    65         0     422762     0          0             41         41    500000     197350     197350    500000
 21    66         0     443900     0          0              0          0         0     195303     195303    500000
 22    67         0     466095     0          0              0          0         0     192003     192003    500000
 23    68         0     489399     0          0              0          0         0     187234     187234    500000
 24    69         0     513869     0          0              0          0         0     180821     180821    500000
 25    70         0     539563     0          0              0          0         0     172431     172431    500000
 26    71         0     566541     0          0              0          0         0     161664     161664    500000
 27    72         0     594868     0          0              0          0         0     147991     147991    500000
 28    73         0     624611     0          0              0          0         0     130626     130626    500000
 29    74         0     655842     0          0              0          0         0     108679     108679    500000
 30    75         0     688634     0          0              0          0         0      81022      81022    500000
 31    76         0     723066     0          0              0          0         0      46097      46097    500000
 32    77         0     759219     0          0              0          0         0       2173       2173    500000
 33    78         0          0     0          0              0          0         0          0          0         0
 34    79         0          0     0          0              0          0         0          0          0         0
 35    80         0          0     0          0              0          0         0          0          0         0
 36    81         0          0     0          0              0          0         0          0          0         0
 37    82         0          0     0          0              0          0         0          0          0         0
 38    83         0          0     0          0              0          0         0          0          0         0
 39    84         0          0     0          0              0          0         0          0          0         0
 40    85         0          0     0          0              0          0         0          0          0         0

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86       0         0        0          0            0          0         0          0          0         0
 42    87       0         0        0          0            0          0         0          0          0         0
 43    88       0         0        0          0            0          0         0          0          0         0
 44    89       0         0        0          0            0          0         0          0          0         0
 45    90       0         0        0          0            0          0         0          0          0         0

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 65. Assuming guaranteed charges and a gross investment return of 6.00%, this contract lapses after age 77. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Smoker, Age 45                            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          23330      20970    500000      24649      22288    500000
  2    47     26225      56449     0          0          42766      41193    500000      46709      45135    500000
  3    48     26225      86808     0          0          61661      60774    500000      69466      68679    500000
  4    49     26225     118684     0          0          80071      80071    500000      93323      93323    500000
  5    50     26225     152155     0          0          99188      99188    500000     119228     119228    500000
  6    51     26225     187298     0          0         118176     118176    500000     146513     146513    500000
  7    52     26225     224200     0          0         136992     136992    500000     175210     175210    500000
  8    53         0     235410     0          0         132780     132780    500000     181159     181159    500000
  9    54         0     247180     0          0         126595     128595    500000     187425     187425    500000
 10    55         0     259539     0          0         124304     124304    500000     193913     193913    500000
 11    56         0     272516     0          0         119998     119998    500000     201022     201022    500000
 12    57         0     286142     0          0         115244     115244    500000     208178     208178    500000
 13    58         0     300449     0          0         109937     109937    500000     215332     215332    500000
 14    59         0     315471     0          0         103920     103920    500000     222399     222399    500000
 15    60         0     331245     0          0          97170      97170    500000     229399     229399    500000
 16    61         0     347807     0          0          89514      89514    500000     236256     236256    500000
 17    62         0     365197     0          0          80912      80912    500000     242990     242990    500000
 18    63         0     383457     0          0          71319      71319    500000     249623     249623    500000
 19    64         0     402630     0          0          60788      60788    500000     256239     256239    500000
 20    65         0     422762     0          0          49320      49320    500000     262893     262893    500000
 21    66         0     443900     0          0          36861      36861    500000     269613     269613    500000
 22    67         0     466095     0          0          23406      23406    500000     276458     276458    500000
 23    68         0     489399     0          0           8657       8657    500000     283351     283351    500000
 24    69         0     513869     0          0              0          0         0     290166     290166    500000
 25    70         0     539563     0          0              0          0         0     296809     296809    500000
 26    71         0     566541     0          0              0          0         0     303313     303313    500000
 27    72         0     594868     0          0              0          0         0     309565     309565    500000
 28    73         0     624611     0          0              0          0         0     315668     315668    500000
 29    74         0     655842     0          0              0          0         0     321449     321449    500000
 30    75         0     688634     0          0              0          0         0     326867     326867    500000
 31    76         0     723066     0          0              0          0         0     331964     331964    500000
 32    77         0     759219     0          0              0          0         0     336525     336525    500000
 33    78         0     797180     0          0              0          0         0     340400     340400    500000
 34    79         0     837039     0          0              0          0         0     342114     342114    500000
 35    80         0     878891     0          0              0          0         0     342279     342279    500000
 36    81         0     922836     0          0              0          0         0     340688     340688    500000
 37    82         0     968977     0          0              0          0         0     336576     336576    500000
 38    83         0    1017426     0          0              0          0         0     331202     331202    500000
 39    84         0    1068298     0          0              0          0         0     322819     322819    500000
 40    85         0    1121712     0          0              0          0         0     310014     310014    500000

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86       0      1177798     0          0            0          0         0       291581     291581    500000
 42    87       0      1236688     0          0            0          0         0       264866     264866    500000
 43    88       0      1298522     0          0            0          0         0       227055     227055    500000
 44    89       0      1363449     0          0            0          0         0       173444     173444    500000
 45    90       0      1431621     0          0            0          0         0        97094      97094    500000

Assume current charges and a gross investment return of 0.00%, contract lapses after age 68. Assuming current charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                       Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                       Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $12.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          23330      20970    500000       25968      23607    500000
  2    47     26225      56449     0          0          41727      40153    500000       49718      48145    500000
  3    48     26225      86808     0          0          59743      58956    500000       75993      75206    500000
  4    49     26225     118684     0          0          77412      77412    500000      105127     105127    500000
  5    50     26225     152155     0          0          95490      95490    500000      138221     138221    500000
  6    51     26225     187298     0          0         113217     113217    500000      174906     174906    500000
  7    52     26225     224200     0          0         130576     130576    500000      215620     215620    500000
  8    53         0     235410     0          0         124536     124536    500000      235094     235094    500000
  9    54         0     247180     0          0         118097     118097    500000      256550     256550    519770
 10    55         0     259539     0          0         111153     111153    500000      279915     279915    562385
 11    56         0     272516     0          0         103847     103847    500000      305716     305716    587984
 12    57         0     286142     0          0          95937      95937    500000      333726     333726    625903
 13    58         0     300449     0          0          87349      87349    500000      364116     364116    666296
 14    59         0     315471     0          0          76051      76051    500000      397110     397110    709358
 15    60         0     331245     0          0          67958      67958    500000      432918     432918    755270
 16    61         0     347807     0          0          56973      56973    500000      471772     471772    804135
 17    62         0     365197     0          0          44885      44885    500000      513840     513840    854110
 18    63         0     383457     0          0          31515      31515    500000      559345     559345    911397
 19    64         0     402630     0          0          16662      16662    500000      608524     608524    970292
 20    65         0     422762     0          0             41         41    500000      661590     661590   1032940
 21    66         0     443900     0          0              0          0         0      718766     718766   1099639
 22    67         0     466095     0          0              0          0         0      780432     780432   1170804
 23    68         0     489399     0          0              0          0         0      846918     846918   1246663
 24    69         0     513869     0          0              0          0         0      918680     918680   1327677
 25    70         0     539563     0          0              0          0         0      996090     996090   1413949
 26    71         0     566541     0          0              0          0         0     1079551    1079551   1505865
 27    72         0     594868     0          0              0          0         0     1169457    1169457   1603793
 28    73         0     624611     0          0              0          0         0     1266080    1266080   1707942
 29    74         0     655842     0          0              0          0         0     1369810    1369810   1818833
 30    75         0     688634     0          0              0          0         0     1481057    1481057   1937075
 31    76         0     723066     0          0              0          0         0     1600160    1600160   2062527
 32    77         0     759219     0          0              0          0         0     1727739    1727739   2197338
 33    78         0     797180     0          0              0          0         0     1864468    1864468   2341026
 34    79         0     837039     0          0              0          0         0     2011248    2011248   2494551
 35    80         0     878891     0          0              0          0         0     2168944    2168944   2658909
 36    81         0     922836     0          0              0          0         0     2338434    2338434   2834182
 37    82         0     968977     0          0              0          0         0     2520529    2520529   3021106
 38    83         0    1017426     0          0              0          0         0     2715951    2715951   3220846
 39    84         0    1068298     0          0              0          0         0     2925528    2925528   3433692
 40    85         0    1121712     0          0              0          0         0     3150294    3150294   3661586

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86         0    1177798     0          0            0          0         0       3391733    3391733   3905242
 42    87         0    1236688     0          0            0          0         0       3651691    3651691   4166945
 43    88         0    1298522     0          0            0          0         0       3932686    3932686   4447474
 44    89         0    1363449     0          0            0          0         0       4237083    4237083   4747651
 45    90         0    1431621     0          0            0          0         0       4568643    4568643   5071194
 46    91         0    1503202     0          0            0          0         0       4932525    4932525   5418871
 47    92         0    1578362     0          0            0          0         0       5335931    5335931   5794288
 48    93         0    1657280     0          0            0          0         0       5789419    5789419   6199889
 49    94         0    1740144     0          0            0          0         0       6307913    6307913   6640340
 50    95         0    1827151     0          0            0          0         0       6916756    6916756   7123567

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 65. Assuming guaranteed charges and a gross investment return of 12.00%, this contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     26225      27536     0          0          23330      20970    500000       25968      23607    500000
  2    47     26225      56449     0          0          42766      41193    500000       50812      49236    500000
  3    48     26225      86808     0          0          61561      60774    500000       78024      77236    500000
  4    49     26225     118684     0          0          80071      80071    500000      108252     108252    500000
  5    50     26225     152155     0          0          99188      99188    500000      142728     142728    500000
  6    51     26225     187298     0          0         118176     118176    500000      181109     181109    500000
  7    52     26225     224200     0          0         136992     136992    500000      223800     223800    500000
  8    53         0     235410     0          0         132780     132780    500000      245672     245672    511267
  9    54         0     247180     0          0         128595     128595    500000      269899     269899    546815
 10    55         0     259539     0          0         124304     124304    500000      296523     296523    585159
 11    56         0     272516     0          0         119998     119998    500000      326549     326549    628051
 12    57         0     286142     0          0         115244     115244    500000      359382     359382    674021
 13    58         0     300449     0          0         109937     109937    500000      395218     395218    723210
 14    59         0     315471     0          0         103920     103920    500000      434222     434222    775661
 15    60         0     331245     0          0          97170      97170    500000      476691     476691    831635
 16    61         0     347807     0          0          89514      89514    500000      522823     522823    891151
 17    62         0     365197     0          0          80912      80912    500000      572962     572962    954613
 18    63         0     383457     0          0          71319      71319    500000      627492     627492   1022435
 19    64         0     402630     0          0          60788      60788    500000      686930     686930   1095309
 20    65         0     422762     0          0          49320      49320    500000      751810     751810   1173801
 21    66         0     443900     0          0          36861      36861    500000      822672     822672   1258606
 22    67         0     466095     0          0          23406      23406    500000      900164     900164   1350427
 23    68         0     489399     0          0           8657       8657    500000      984734     984734   1449529
 24    69         0     513869     0          0              0          0         0     1076743    1076743   1556108
 25    70         0     539563     0          0              0          0         0     1176632    1176632   1670229
 26    71         0     566541     0          0              0          0         0     1285179    1285179   1792696
 27    72         0     594868     0          0              0          0         0     1402873    1402873   1923899
 28    73         0     624611     0          0              0          0         0     1530810    1530810   2068063
 29    74         0     655842     0          0              0          0         0     1669425    1669425   2216662
 30    75         0     688634     0          0              0          0         0     1819551    1819551   2379791
 31    76         0     723066     0          0              0          0         0     1982380    1982380   2555684
 32    77         0     759219     0          0              0          0         0     2158369    2158359   2745001
 33    78         0     797180     0          0              0          0         0     2348223    2348223   2948429
 34    79         0     837039     0          0              0          0         0     2548082    2548082   3160386
 35    80         0     878891     0          0              0          0         0     2761982    2761982   3385914
 36    81         0     922836     0          0              0          0         0     2991526    2991526   3625729
 37    82         0     968977     0          0              0          0         0     3236836    3236836   3879671
 38    83         0    1017426     0          0              0          0         0     3506203    3506203   4158006
 39    84         0    1068298     0          0              0          0         0     3797105    3797105   4456662
 40    85         0    1121712     0          0              0          0         0     4109735    4109735   4776745

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86       0      1177798     0          0            0          0         0       4446980    4446980   5120252
 42    87       0      1236688     0          0            0          0         0       4809297    4809297   5487889
 43    88       0      1298522     0          0            0          0         0       5200586    5200586   5881343
 44    89       0      1363449     0          0            0          0         0       5624347    5624347   6302081
 45    90       0      1431621     0          0            0          0         0       6085021    6085021   6754373
 46    91       0      1503202     0          0            0          0         0       6587459    6587459   7236982
 47    92       0      1578362     0          0            0          0         0       7143215    7143215   7756817
 48    93       0      1657280     0          0            0          0         0       7767064    7767064   8317749
 49    94       0      1740144     0          0            0          0         0       8481320    8481320   8928286
 50    95       0      1827151     0          0            0          0         0       9320631    9320631   9599318

Assume current charges and a gross investment return of 0.00%, contract lapses after age 68. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $12.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

      Values Assume Use of Guarantee Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10605     0          0           8151       7250    500000       8629       7729    500000
  2    47     10005      21536     0          0          14563      13963    500000      15963      15363    500000
  3    48     10005      33118     0          0          20758      20498    500000      23565      23265    500000
  4    49     10005      45279     0          0          26840      26840    500000      31431      31431    500000
  5    50     10005      58048     0          0          32960      32960    500000      39845      39845    500000
  6    51     10005      71456     0          0          38864      38864    500000      48525      48525    500000
  7    52     10005      85534     0          0          44502      44502    500000      57437      57437    500000
  8    53     10005     100316     0          0          49884      49884    500000      66601      66601    500000
  9    54     10005     115836     0          0          54962      54962    500000      75988      75988    500000
 10    55     10005     132135     0          0          59746      59746    500000      85621      85621    500000
 11    56     10005     149247     0          0          65187      65187    500000      96573      96573    500000
 12    57     10005     167214     0          0          70249      70249    500000     107803     107803    500000
 13    58     10005     186080     0          0          74942      74942    500000     119348     119348    500000
 14    59     10005     205890     0          0          79226      79226    500000     131199     131199    500000
 15    60     10005     226690     0          0          83058      83058    500000     143353     143353    500000
 16    61     10005     248529     0          0          86399      86399    500000     155813     155813    500000
 17    62     10005     271461     0          0          89205      89205    500000     168588     168588    500000
 18    63     10005     295540     0          0          91437      91437    500000     181693     181693    500000
 19    64     10005     320822     0          0          92951      92951    500000     195073     195073    500000
 20    65     10005     347368     0          0          93749      93749    500000     208796     208796    500000
 21    66     10005     375242     0          0          93686      93686    500000     222833     222833    500000
 22    67     10005     404509     0          0          92702      92702    500000     237236     237236    500000
 23    68     10005     435240     0          0          90686      90686    500000     252038     252038    500000
 24    69     10005     467507     0          0          87514      87514    500000     267286     267286    500000
 25    70     10005     501388     0          0          83100      83100    500000     283077     283077    500000
 26    71     10005     536963     0          0          77192      77192    500000     299446     299446    500000
 27    72     10005     574316     0          0          69255      69255    500000     316347     316347    500000
 28    73     10005     613537     0          0          59421      59421    500000     334092     334092    500000
 29    74     10005     654720     0          0          47018      47018    500000     352711     352711    500000
 30    75     10005     697961     0          0          31488      31488    500000     372084     372084    512844
 31    76     10005     743364     0          0          12341      12341    500000     391674     391674    529934
 32    77     10005     791038     0          0              0          0         0     411471     411471    546928
 33    78     10005     841095     0          0              0          0         0     431477     431477    563898
 34    79     10005     893655     0          0              0          0         0     451734     451734    580885
 35    80     10005     948843     0          0              0          0         0     472267     472267    597843
 36    81     10005    1006791     0          0              0          0         0     493080     493080    614870
 37    82     10005    1067635     0          0              0          0         0     514140     514140    631827
 38    83     10005    1131522     0          0              0          0         0     535403     535403    648748
 39    84     10005    1198604     0          0              0          0         0     556850     556850    665714
 40    85     10005    1269039     0          0              0          0         0     578446     578446    682743

 Not valid without current prospectus and must be accompanied by the Disclosure page, Continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     10005    1342997     0          0            0          0         0       600254     600254    699896
 42    87     10005    1420652     0          0            0          0         0       622342     622342    717312
 43    88     10005    1502190     0          0            0          0         0       644853     644853    734939
 44    89     10005    1587805     0          0            0          0         0       667993     667993    762962
 45    90     10005    1677700     0          0            0          0         0       692024     692024    771399
 46    91     10005    1772090     0          0            0          0         0       717344     717344    790298
 47    92     10005    1871200     0          0            0          0         0       744509     744509    809728
 48    93     10005    1975266     0          0            0          0         0       774370     774370    829969
 49    94     10005    2084534     0          0            0          0         0       808302     808302    851222
 50    95     10005    2199266     0          0            0          0         0       848560     848560    874017

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 76. Assuming guaranteed charges and a gross investment return of 6.00%, this contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (eve)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005,06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505              500000        8151       7250    500000       8629       7729    500000
  2    47     10005      21536              500000       14853      14252    500000      16262      15661    500000
  3    48     10005      33118              500000       21313      21013    500000      24113      23813    500000
  4    49     10005      45279              500000       27576      27576    500000      32238      32238    500000
  5    50     10005      58048              500000       33856      33856    500000      40863      40863    500000
  6    51     10005      71456              500000       40026      40026    500000      49874      49874    500000
  7    52     10005      85534              500000       46089      46089    500000      59291      59291    500000
  8    53     10005     100316              500000       52046      52046    500000      69139      69139    500000
  9    54     10005     115838              500000       57901      57901    500000      79442      79442    500000
 10    55     10005     132135              500000       63655      63655    500000      90226      90266    500000
 11    56     10005     149247              500000       70419      70419    500000     102778     102778    500000
 12    57     10005     167214              500000       77047      77047    500000     115926     115926    500000
 13    58     10005     186080              500000       83395      83395    500000     129569     129569    500000
 14    59     10005     205890              500000       89472      89472    500000     143754     143754    500000
 15    60     10005     226690              500000       95237      95237    500000     158486     158486    500000
 16    61     10005     248529              500000      100605     100605    500000     173736     173736    500000
 17    62     10005     271461              500000      105633     105633    500000     189603     189603    500000
 18    63     10005     295540              500000      110285     110285    500000     206115     206115    500000
 19    64     10005     320822              500000      114568     114568    500000     223344     223344    500000
 20    65     10005     347368              500000      118537     118537    500000     241399     241399    500000
 21    66     10005     375242              500000      122108     122108    500000     260303     260303    500000
 22    67     10005     404509              500000      125332     125332    500000     280179     280179    500000
 23    68     10005     435240              500000      128125     128125    500000     301079     301079    500000
 24    69     10005     467507              500000      130361     130361    500000     323042     323042    505884
 25    70     10005     501388              500000      131867     131867    500000     345805     345805    529290
 26    71     10005     536963              500000      132687     132687    500000     369349     369349    552804
 27    72     10005     574316              500000      132644     132644    500000     393635     393635    576479
 28    73     10005     613537              500000      131768     131768    500000     418738     418738    600596
 29    74     10005     654720              500000      129825     129825    500000     444608     444608    624896
 30    75     10005     697961              500000      126651     126651    500000     471241     471241    649511
 31    76     10005     743364              500000      122199     122199    500000     498697     498697    674737
 32    77     10005     791038                   0      116135     116135    500000     526917     526917    700378
 33    78     10005     841095                   0      108131     108131    500000     555869     555869    726466
 34    79     10005     893655                   0       96186      96186    500000     584847     584847    752955
 35    80     10005     948843                   0       80902      80902    500000     614341     614341    777695
 36    81     10005    1006791                   0       61951      61951    500000     644472     644472    803657
 37    82     10005    1067835                   0       38208      38208    500000     675136     675136    829675
 38    83     10005    1131522                   0       11632      11632    500000     707293     707293    857027
 39    84     10005    1198604                   0           0          0    500000     740368     740368    885110
 40    85     10005    1269039                   0           0          0    500000     774224     774224    913816

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     10005    1342997     0          0            0          0         0        809043     809043    943344
 42    87     10005    1420652     0          0            0          0         0        844694     844684    973583
 43    88     10005    1502190     0          0            0          0         0        881389     881389   1004519
 44    89     10005    1587805     0          0            0          0         0        919286     919286   1036219
 45    90     10005    1677700     0          0            0          0         0        958610     958610   1068563
 46    91     10005    1772090     0          0            0          0         0        999560     999560   1101216
 47    92     10005    1871200     0          0            0          0         0       1042956    1042956   1134318
 48    93     10005    1975246     0          0            0          0         0       1089705    1089705   1167946
 49    94     10005    2084534     0          0            0          0         0       1141287    1141287   1201890
 50    95     10005    2199256     0          0            0          0         0       1200058    1200058   1236060

Assume current charges and a gross investment return of 0.00%, contract lapses after age 83. Assuming current charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker Preferred, Age 45              Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                         Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505     0          0           8151       7250    500000        9109       8208    500000
  2    47     10005      21536     0          0          14563      13963    500000       17422      16822    500000
  3    48     10005      33118     0          0          20798      20498    500000       26566      26266    500000
  4    49     10005      45279     0          0          26840      26840    500000       36615      36615    500000
  5    50     10005      58048     0          0          32960      32960    500000       47941      47941    500000
  6    51     10005      71456     0          0          38864      38864    500000       60359      60359    500000
  7    52     10005      85534     0          0          44502      44502    500000       73948      73948    500000
  8    53     10005     100316     0          0          49884      49884    500000       88852      88852    500000
  9    54     10005     115838     0          0          54962      54962    500000      105184     105184    500000
 10    55     10005     132135     0          0          59746      59746    500000      123127     123127    500000
 11    56     10005     149247     0          0          65187      65187    500000      144066     144066    500000
 12    57     10005     167214     0          0          70249      70249    500000      167144     167144    500000
 13    58     10005     186080     0          0          74942      74942    500000      192654     192654    500000
 14    59     10005     205890     0          0          79226      79226    500000      220892     220892    500000
 15    60     10005     226690     0          0          83058      83058    500000      252210     252210    500000
 16    61     10005     248529     0          0          86399      86399    500000      286695     286695    551028
 17    62     10005     271461     0          0          89205      89205    500000      324302     324302    606380
 18    63     10005     295540     0          0          91437      91437    500000      365288     365288    664788
 19    64     10005     320822     0          0          32951      92951    500000      409861     409861    726356
 20    65     10005     347368     0          0          93749      93749    500000      458352     458352    791483
 21    66     10005     375242     0          0          93686      93686    500000      511007     511007    860281
 22    67     10005     404509     0          0          92702      92702    500000      568171     568171    933165
 23    68     10005     435240     0          0          90686      90686    500000      630180     630180   1010367
 24    69     10005     467507     0          0          87514      87514    500000      697400     697400   1092129
 25    70     10005     501388     0          0          83100      83100    500000      770284     770284   1178996
 26    71     10005     536963     0          0          77192      77192    500000      849185     849185   1270975
 27    72     10005     574316     0          0          69255      69255    500000      934224     934224   1368172
 28    73     10005     613537     0          0          59421      59421    500000     1026246    1026246   1471944
 29    74     10005     654720     0          0          47018      47018    500000     1125406    1125406   1581758
 30    75     10005     697961     0          0          31488      31488    500000     1232074    1232074   1698168
 31    76     10005     743364     0          0          12341      12341    500000     1346798    1346798   1822218
 32    77     10005     791038     0          0              0          0         0     1470146    1470146   1954118
 33    78     10005     841095     0          0              0          0         0     1602743    1602743   2094625
 34    79     10005     893655     0          0              0          0         0     1745417    1745417   2244432
 35    80     10005     948843     0          0              0          0         0     1899012    1899012   2403959
 36    81     10005    1006791     0          0              0          0         0     2064337    2064337   2574229
 37    82     10005    1067635     0          0              0          0         0     2242121    2242121   2755342
 38    83     10005    1131522     0          0              0          0         0     2433060    2433060   2948139
 39    84     10005    1198604     0          0              0          0         0     2638000    2638000   3153729
 40    85     10005    1269039     0          0              0          0         0     2857777    2857777   3373035

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     10005    1342997     0          0            0          0         0       3093709    3093709   3607265
 42    87     10005    1420652     0          0            0          0         0       3347346    3347346   3858151
 43    88     10005    1502190     0          0            0          0         0       3620764    3620764   4126585
 44    89     10005    1587805     0          0            0          0         0       3916660    3916660   4414859
 45    90     10005    1677700     0          0            0          0         0       4238408    4238408   4724553
 46    91     10005    1772090     0          0            0          0         0       4590715    4590715   5057591
 47    92     10005    1871200     0          0            0          0         0       4979988    4979988   5416235
 48    93     10005    1975266     0          0            0          0         0       5415643    5415643   5804486
 49    94     10005    2084534     0          0            0          0         0       5912412    5912412   6226361
 50    95     10005    2199266     0          0            0          0         0       6494142    6494142   6688966

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 76. Assuming guaranteed charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505     0          0           8151       7250    500000        9109       9208    500000
  2    47     10005      21536     0          0          14863      14252    500000       17729      17129    500000
  3    48     10005      33118     0          0          21313      21013    500000       27148      26848    500000
  4    49     10005      45279     0          0          27576      27576    500000       37497      37497    500000
  5    50     10005      58048     0          0          33856      33856    500000       49094      49094    500000
  6    51     10005      71456     0          0          40026      40026    500000       61921      61921    500000
  7    52     10005      85534     0          0          46089      46089    500000       76119      76119    500000
  8    53     10005     100316     0          0          52046      52046    500000       91845      91845    500000
  9    54     10005     115838     0          0          57901      57901    500000      109272     109272    500000
 10    55     10005     132135     0          0          63655      63655    500000      128595     128595    500000
 11    56     10005     149247     0          0          70419      70419    500000      151490     151490    500000
 12    57     10005     167214     0          0          77047      77047    500000      176936     176936    500000
 13    58     10005     186080     0          0          83395      83395    500000      205124     205124    500000
 14    59     10005     205890     0          0          89472      89472    500000      236409     236409    500000
 15    60     10005     226690     0          0          95237      95237    500000      271079     271079    535814
 16    61     10005     248529     0          0         100605     100605    500000      309152     309152    594190
 17    62     10005     271461     0          0         105633     105633    500000      350979     350979    656260
 18    63     10005     295540     0          0         110285     110285    500000      396899     396899    722316
 19    64     10005     320822     0          0         114568     114568    500000      447323     447323    792746
 20    65     10005     347368     0          0         118537     118537    500000      502752     502752    868152
 21    66     10005     375242     0          0         122108     122108    500000      563609     563609    948836
 22    67     10005     404509     0          0         125332     125332    500000      630496     630496   1035527
 23    68     10005     435240     0          0         128125     128125    500000      703936     703936   1128620
 24    69     10005     467507     0          0         130361     130361    500000      784443     784443   1228430
 25    70     10005     501388     0          0         131867     131867    500000      872614     872514   1335470
 26    71     10005     536963     0          0         132687     132687    500000      968972     968972   1450261
 27    72     10005     574316     0          0         132644     132644    500000     1074436    1074436   1573512
 28    73     10005     613537     0          0         131768     131768    500000     1189874    1189874   1706636
 29    74     10005     654720     0          0         129825     129825    500000     1315995    1315995   1849631
 30    75     10005     697961     0          0         126651     126651    500000     1453692    1453692   2003623
 31    76     10005     743364     0          0         122199     122199    500000     1604127    1604127   2170383
 32    77     10005     791038     0          0         116136     116136    500000     1768184    1768184   2350270
 33    78     10005     841095     0          0         108131     108131    500000     1946885    1946885   2544385
 34    79     10005     893655     0          0          96186      96186    500000     2138858    2138858   2750357
 35    80     10005     948843     0          0          80902      80902    500000     2346904    2346904   2970945
 36    81     10005    1006791     0          0          61951      61951    500000     2572765    2572765   3208238
 37    82     10005    1067635     0          0          38208      38208    500000     2817442    2817442   3462355
 38    83     10005    1131522     0          0          11632      11632    500000     3086596    3086596   3740028
 39    84     10005    1198604     0          0              0          0         0     3379815    3379815   4040569
 40    85     10005    1269039     0          0              0          0         0     3698446    3698446   4365276

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the Continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     10005    1342997     0          0            0          0         0       4045471    4045471   4717020
 42    87     10005    1420652     0          0            0          0         0       4422513    4422513   5027308
 43    88     10005    1502190     0          0            0          0         0       4833335    4833335   5608552
 44    89     10005    1587805     0          0            0          0         0       5281502    5281502   5952309
 45    90     10005    1677700     0          0            0          0         0       5771600    5771600   6433603
 46    91     10005    1772090     0          0            0          0         0       6308520    6309520   6950096
 47    92     10005    1871200     0          0            0          0         0       6901820    6901820   7506419
 48    93     10005    1975266     0          0            0          0         0       7563122    7563122   8106154
 49    94     10005    2084534     0          0            0          0         0       8309956    8309956   8751214
 50    95     10005    2199266     0          0            0          0         0       9169365    9169365   9444446

Assume current charges and a gross investment return of 0.00%, contract lapses after age 83. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issues

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505     0          0           8151       7250    500000       8629       7729    500000
  2    47     10005      21536     0          0          14562      13963    500000      15963      15363    500000
  3    48     10005      33118     0          0          20798      20498    500000      23565      23265    500000
  4    49     10005      45279     0          0          26840      26840    500000      31431      31431    500000
  5    50     10005      58048     0          0          32960      32960    500000      39845      39845    500000
  6    51     10005      71456     0          0          38864      38864    500000      48525      48525    500000
  7    52     10005      85534     0          0          44502      44502    500000      57437      57437    500000
  8    53     10005     100316     0          0          49884      49884    500000      66601      66601    500000
  9    54     10005     115838     0          0          54962      54962    500000      75988      75988    500000
 10    55     10005     132135     0          0          59746      59746    500000      85621      85621    500000
 11    56     10005     149247     0          0          65187      65187    500000      96573      96573    500000
 12    57     10005     167214     0          0          70249      70249    500000     107803     107803    500000
 13    58     10005     186080     0          0          74942      74942    500000     119348     119348    500000
 14    59     10005     205890     0          0          79226      79226    500000     131199     131199    500000
 15    60     10005     226690     0          0          83058      83058    500000     143353     143353    500000
 16    61     10005     248529     0          0          86399      86399    500000     155813     155813    500000
 17    62     10005     271461     0          0          89205      89205    500000     168588     168588    500000
 18    63     10005     295540     0          0          91437      91437    500000     181693     181693    500000
 19    64     10005     320822     0          0          92951      92951    500000     195073     195073    500000
 20    65     10005     347368     0          0          93749      93749    500000     208796     208796    500000
 21    66     10005     375242     0          0          93686      93686    500000     222833     222833    500000
 22    67     10005     404509     0          0          92702      92702    500000     237236     237236    500000
 23    68     10005     435240     0          0          90686      90686    500000     252038     252038    500000
 24    69     10005     467507     0          0          87514      87514    500000     267286     267286    500000
 25    70     10005     501388     0          0          83100      83100    500000     283077     283077    500000
 26    71     10005     536963     0          0          77192      77192    500000     299446     299446    500000
 27    72     10005     574316     0          0          69255      69255    500000     316347     316347    500000
 28    73     10005     613537     0          0          59421      59421    500000     334092     334092    500000
 29    74     10005     654720     0          0          47018      47018    500000     352711     352711    500000
 30    75     10005     697961     0          0          31488      31488    500000     372388     372388    500000
 31    76     10005     743364     0          0          12341      12341    500000     393430     393430    500000
 32    77     10005     791038     0          0              0          0         0     416219     416219    500000
 33    78     10005     841095     0          0              0          0         0     441248     441248    500000
 34    79     10005     893655     0          0              0          0         0     469171     469171    500000
 35    80     10005     948843     0          0              0          0         0     499643     499643    524625
 36    81     10005    1006791     0          0              0          0         0     531218     531218    557779
 37    82     10005    1067535     0          0              0          0         0     563882     563882    592076
 38    83     10005    1131522     0          0              0          0         0     597605     597605    627485
 39    84     10005    1198604     0          0              0          0         0     632353     632353    663970
 40    85     10005    1269039     0          0              0          0         0     668070     668070    701474

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     10005    1342997     0          0            0          0         0        704713     704713    739940
 42    87     10005    1420652     0          0            0          0         0        742229     742229    779341
 43    88     10005    1502190     0          0            0          0         0        780565     780565    819594
 44    89     10005    1587805     0          0            0          0         0        819673     819673    860656
 45    90     10005    1677700     0          0            0          0         0        859482     859482    902456
 46    91     10005    1772090     0          0            0          0         0        899914     899914    944910
 47    92     10005    1871200     0          0            0          0         0        943344     943344    981077
 48    93     10005    1975266     0          0            0          0         0        990370     990370   1020081
 49    94     10005    2084534     0          0            0          0         0       1041714    1041714   1062548
 50    95     10005    2199266     0          0            0          0         0       1098265    1098265   1109248

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 76. Assuming guaranteed charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Initial Guideline Single: $108,829.00               Initial Guideline Annual: $10,005.00
Prepared by: Agent                                  Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505     0          0           8151       7250    500000       8629       7729    500000
  2    47     10005      21536     0          0          14853      14252    500000      16262      15661    500000
  3    48     10005      33118     0          0          21313      21013    500000      24113      23813    500000
  4    49     10005      45279     0          0          27576      27576    500000      32238      32238    500000
  5    50     10005      58048     0          0          33856      33856    500000      40863      40863    500000
  6    51     10005      71456     0          0          40026      40026    500000      49874      49874    500000
  7    52     10005      85534     0          0          46089      46089    500000      59291      59291    500000
  8    53     10005     100316     0          0          52046      52046    500000      69139      69139    500000
  9    54     10005     115838     0          0          57901      57901    500000      79442      79442    500000
 10    55     10005     132135     0          0          63655      63655    500000      90226      90226    500000
 11    56     10005     149247     0          0          70419      70419    500000     102778     102778    500000
 12    57     10005     167214     0          0          77047      77047    500000     115926     115926    500000
 13    58     10005     186080     0          0          83395      83395    500000     129569     129569    500000
 14    59     10005     205890     0          0          89472      89472    500000     143754     143754    500000
 15    60     10005     226690     0          0          95237      95237    500000     158486     158486    500000
 16    61     10005     248529     0          0         100605     100605    500000     173736     173736    500000
 17    62     10005     271461     0          0         105633     105633    500000     189603     189603    500000
 18    63     10005     295540     0          0         110285     110285    500000     206115     206115    500000
 19    64     10005     320822     0          0         114568     114568    500000     223344     223344    500000
 20    65     10005     347368     0          0         118537     118537    500000     241399     241399    500000
 21    66     10005     375242     0          0         122108     122108    500000     260303     260303    500000
 22    67     10005     404509     0          0         125332     125332    500000     280179     280179    500000
 23    68     10005     435240     0          0         128125     128125    500000     301079     301079    500000
 24    69     10005     467507     0          0         130361     130361    500000     323053     323053    500000
 25    70     10005     501388     0          0         131867     131867    500000     346163     346163    500000
 26    71     10005     536963     0          0         132687     132687    500000     370604     370604    500000
 27    72     10005     574316     0          0         132644     132644    500000     396512     396512    500000
 28    73     10005     613627     0          0         131768     131768    500000     424134     424134    500000
 29    74     10005     654720     0          0         129825     129825    500000     453697     453697    500000
 30    75     10005     697961     0          0         126651     126651    500000     485300     485300    519271
 31    76     10005     743364     0          0         122199     122199    500000     518666     518666    544599
 32    77     10005     791038     0          0         116135     116125    500000     553525     553525    581201
 33    78     10005     841095     0          0         108131     108131    500000     589917     589917    619413
 34    79     10005     893655     0          0          96186      96186    500000     627751     627751    659138
 35    80     10005     948843     0          0          80902      80902    500000     667139     667139    700496
 36    81     10005    1006791     0          0          61951      61951    500000     708130     708130    743536
 37    82     10005    1067635     0          0          38208      38208    500000     750716     750716    788252
 38    83     10005    1131522     0          0          11632      11632    500000     795156     795156    834914
 39    84     10005    1198604     0          0              0          0         0     841324     841324    883390
 40    85     10005    1269039     0          0              0          0         0     889179     889179    933638

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.00                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     10005    1342997     0          0              0          0         0      938764     938764    985702
 42    87     10005    1420652     0          0              0          0         0      989996     989996   1039496
 43    88     10005    1502190     0          0              0          0         0     1042901    1042901   1095047
 44    89     10005    1587805     0          0              0          0         0     1097440    1097440   1152313
 45    90     10005    1677700     0          0              0          0         0     1153567    1153567   1211246
 46    91     10005    1772090     0          0              0          0         0     1211115    1211115   1271671
 47    92     10005    1871200     0          0              0          0         0     1272405    1272405   1323302
 48    93     10005    1975266     0          0              0          0         0     1338080    1338080   1378222
 49    94     10005    2084534     0          0              0          0         0     1408916    1408916   1437094
 50    95     10005    2199266     0          0              0          0         0     1485843    1485843   1500701

Assume current charges and a gross investment return of 0.00%, contract lapses after age 83. Assuming current charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Initial Guideline Single: $108,829.00               Initial Guideline Annual: $10,005.00
Prepared by: Agent                                  Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
         Report 1, the Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                  Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                  Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                      Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.00                              Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                  Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                  Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                  Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                      Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.00                              Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                  Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505     0          0           8151       7250    500000        9109       8206    500000
  2    47     10005      21536     0          0          14563      13963    500000       17422      16822    500000
  3    48     10005      33118     0          0          20798      20498    500000       26566      26266    500000
  4    49     10005      45279     0          0          26840      26840    500000       36615      36615    500000
  5    50     10005      58048     0          0          32960      32960    500000       47941      47941    500000
  6    51     10005      71456     0          0          38864      38864    500000       60359      60359    500000
  7    52     10005      85534     0          0          44502      44502    500000       73948      73948    500000
  8    53     10005     100316     0          0          49884      49884    500000       88852      88852    500000
  9    54     10005     115838     0          0          54962      54962    500000      105184     105184    500000
 10    55     10005     132135     0          0          59746      59746    500000      123127     123127    500000
 11    56     10005     149247     0          0          65187      65187    500000      144066     144066    500000
 12    57     10005     167214     0          0          70249      70249    500000      167144     167144    500000
 13    58     10005     186080     0          0          74942      74942    500000      192654     192654    500000
 14    59     10005     205890     0          0          79226      79226    500000      220892     220892    500000
 15    60     10005     226690     0          0          83058      83058    500000      252210     252210    500000
 16    61     10005     248529     0          0          86399      86399    500000      287023     287023    500000
 17    62     10005     271461     0          0          89205      89205    500000      325821     325821    500000
 18    63     10005     295540     0          0          91437      91437    500000      369186     369186    500000
 19    64     10005     320622     0          0          92951      92951    500000      417742     417742    518000
 20    65     10005     347368     0          0          93749      93749    500000      471505     471505    575236
 21    66     10005     375242     0          0          93686      93686    500000      530799     530799    636958
 22    67     10005     404509     0          0          92702      92702    500000      596086     596086    709342
 23    68     10005     435240     0          0          90686      90686    500000      667955     667955    788187
 24    69     10005     467507     0          0          87514      87514    500000      747058     747058    874058
 25    70     10005     501388     0          0          83100      83100    500000      834132     834132    967593
 26    71     10005     536963     0          0          77192      77192    500000      929948     929948   1069440
 27    72     10005     574316     0          0          69255      69255    500000     1035684    1035684   1170323
 28    73     10005     613637     0          0          59421      59421    500000     1152662    1152662   1279455
 29    74     10005     654720     0          0          47018      47018    500000     1282188    1282188   1397585
 30    75     10005     697961     0          0          31488      31488    500000     1425884    1425884   1525696
 31    76     10005     743264     0          0          12341      12341    500000     1585728    1585728   1665015
 32    77     10005     791038     0          0              0          0         0     1761721    1761721   1849807
 33    78     10005     841098     0          0              0          0         0     1955379    1955379   2053148
 34    79     10005     893655     0          0              0          0         0     2168366    2168366   2276784
 35    80     10005     948842     0          0              0          0         0     2402462    2402462   2522585
 36    81     10005    1006791     0          0              0          0         0     2659554    2659554   2792632
 37    82     10005    1067638     0          0              0          0         0     2941596    2941596   3088676
 38    83     10005    1131522     0          0              0          0         0     3250612    3250612   3413143
 39    84     10005    1198604     0          0              0          0         0     3588738    3588738   3768175
 40    85     10005    1269039     0          0              0          0         0     3958157    3958157   4156065

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)        (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT     DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE     BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%      @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)    (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   --------   --------
 41    86     10005    1342997     0          0            0          0         0       4361242     4361242    4579304
 42    87     10005    1420662     0          0            0          0         0       4800496     4800496    5040521
 43    88     10005    1502190     0          0            0          0         0       5278553     5278553    5542401
 44    89     10005    1587805     0          0            0          0         0       5798258     5798258    6089171
 45    90     10005    1677700     0          0            0          0         0       6362476     6362476    6680600
 46    91     10005    1772090     0          0            0          0         0       6974163     6974163    7322871
 47    92     10005    1871200     0          0            0          0         0       7656328     7656328    7962581
 48    93     10005    1975266     0          0            0          0         0       8421031     8421031    8673662
 49    94     10005    2084534     0          0            0          0         0       9283069     9283069    9468731
 50    95     10005    2199266     0          0            0          0         0      10260896    10260896   10363505

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume current charges and a gross investment return of 0.00%, contract lapses after age 76. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Initial Guideline Single: $108,829.00               Initial Guideline Annual: $10,005.00
Prepared by: Agent                                  Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
         Report 1, the Disclosure page, and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     10005      10505     0          0           8151       7250    500000        9109       8208    500000
  2    47     10005      21536     0          0          14853      14252    500000       17729      17129    500000
  3    48     10005      33118     0          0          21313      21013    500000       27148      26848    500000
  4    49     10005      45279     0          0          27576      27576    500000       37497      37497    500000
  5    50     10005      58048     0          0          33856      33856    500000       49094      49094    500000
  6    51     10005      71456     0          0          40026      40026    500000       61921      61921    500000
  7    52     10005      85534     0          0          46089      46089    500000       76119      76119    500000
  8    53     10005     100316     0          0          52046      52046    500000       91845      91845    500000
  9    54     10005     115838     0          0          57901      57901    500000      109272     109272    500000
 10    55     10005     132135     0          0          63655      63655    500000      128595     128595    500000
 11    56     10005     149247     0          0          70419      70419    500000      151490     151490    500000
 12    57     10005     167216     0          0          77047      77047    500000      176936     176936    500000
 13    58     10005     186080     0          0          83395      83395    500000      205124     205124    500000
 14    59     10005     205890     0          0          89472      89472    500000      236409     236409    500000
 15    60     10005     226690     0          0          95237      95237    500000      271160     271160    500000
 16    61     10005     248529     0          0         100605     100605    500000      309785     309785    500000
 17    62     10005     271461     0          0         105633     105633    500000      352844     352844    500000
 18    63     10005     295540     0          0         110285     110285    500000      400928     400928    505169
 19    64     10005     320822     0          0         114568     114568    500000      454362     454362    563409
 20    65     10005     347368     0          0         118537     118537    500000      513519     513519    626494
 21    66     10005     375242     0          0         122108     122108    500000      579006     579006    694807
 22    67     10005     404509     0          0         125332     125332    500000      651453     651453    775229
 23    68     10005     435240     0          0         128125     128125    500000      731579     731579    863263
 24    69     10005     467507     0          0         130361     130361    500000      820158     820158    959585
 25    70     10005     501388     0          0         131867     131867    500000      918029     918029   1064914
 26    71     10005     536963     0          0         132687     132687    500000     1026206    1026206   1180137
 27    72     10005     574316     0          0         132644     132644    500000     1145989    1145989   1294968
 28    73     10005     613537     0          0         131768     131768    500000     1278778    1278778   1419443
 29    74     10005     654720     0          0         129825     129825    500000     1426068    1426068   1554414
 30    75     10005     697961     0          0         126651     126651    500000     1589629    1589629   1700903
 31    76     10005     743364     0          0         122199     122199    500000     1771549    1771549   1860127
 32    77     10005     791038     0          0         116135     116135    500000     1972682    1972682   2071316
 33    78     10005     841095     0          0         108131     108131    500000     2194943    2194943   2304690
 34    79     10005     893655     0          0          96186      96186    500000     2439921    2439921   2561918
 35    80     10005     948843     0          0          80902      80902    500000     2710130    2710130   2845636
 36    81     10005    1006791     0          0          61951      61951    500000     3008076    3008076   3158479
 37    82     10005    1067635     0          0          38208      38208    500000     3336249    3336249   3503061
 38    83     10005    1131522     0          0          11632      11632    500000     3698579    3698579   3883508
 39    84     10005    1198604     0          0              0          0         0     4097607    4097607   4302487
 40    85     10005    1269039     0          0              0          0         0     4536444    4536444   4763267

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.00                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)        (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT     DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE     BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%      @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)    (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   --------   --------
 41    86     10005    1342997     0          0              0          0         0     5018885     5018885    5269829
 42    87     10005    1420652     0          0              0          0         0     5548374     5548374    5825792
 43    88     10005    1502190     0          0              0          0         0     6129220     6129220    6436681
 44    89     10005    1587805     0          0              0          0         0     6765704     6765704    7103989
 45    90     10005    1677700     0          0              0          0         0     7462390     7462390    7835509
 46    91     10005    1772090     0          0              0          0         0     8223356     8223356    8634524
 47    92     10005    1871200     0          0              0          0         0     9070608     9070608    9433432
 48    93     10005    1975266     0          0              0          0         0    10017453    10017453   10317977
 49    94     10005    2084534     0          0              0          0         0    11080027    11080027   11301628
 50    95     10005    2199266     0          0              0          0         0    12277920    12277920   12400699

Assume current charges and a gross investment return of 0.00%, contract lapses after age 83. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Initial Guideline Single: $108,829.00               Initial Guideline Annual: $10,005.00
Prepared by: Agent                                  Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.00                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.00                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This additional increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                     Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     5000       5250      0          0           3354       2904    500000       3570       3120    500000
  2    47     5000      10763      0          0           5606       5306    500000       6207       5907    500000
  3    48     5000      16551      0          0           7719       7569    500000       8865       8715    500000
  4    49     5000      22628      0          0           9672       9672    500000      11522      11522    500000
  5    50     5000      29010      0          0          11581      11581    500000      14292      14292    500000
  6    51     5000      35710      0          0          13301      13301    500000      17027      17027    500000
  7    52     5000      42746      0          0          14775      14775    500000      19668      19668    500000
  8    53     5000      50133      0          0          16008      16008    500000      22211      22211    500000
  9    54     5000      57889      0          0          16944      16944    500000      24596      24596    500000
 10    55     5000      66034      0          0          17587      17587    500000      26817      26817    500000
 11    56     5000      74586      0          0          18360      18360    500000      29332      29332    500000
 12    57     5000      83565      0          0          18729      18729    500000      31585      31585    500000
 13    58     5000      92993      0          0          18696      18696    500000      33566      33566    500000
 14    59     5000     102893      0          0          18203      18203    500000      35203      35203    500000
 15    60     5000     113287      0          0          17194      17194    500000      36423      36423    500000
 16    61     5000     124202      0          0          15608      15608    500000      37147      37147    500000
 17    62     5000     135662      0          0          13383      13383    500000      37288      37288    500000
 18    63     5000     147695      0          0          10453      10453    500000      36753      36753    500000
 19    64     5000     160330      0          0           6630       6630    500000      35325      35325    500000
 20    65     5000     173596      0          0           1897       1897    500000      32941      32941    500000
 21    66     5000     187526      0          0              0          0         0      29350      29350    500000
 22    67     5000     202152      0          0              0          0         0      24395      24395    500000
 23    68     5000     217510      0          0              0          0         0      17832      17832    500000
 24    69     5000     233635      0          0              0          0         0       9386       9386    500000
 25    70        0          0      0          0              0          0         0          0          0         0
 26    71        0          0      0          0              0          0         0          0          0         0
 27    72        0          0      0          0              0          0         0          0          0         0
 28    73        0          0      0          0              0          0         0          0          0         0
 29    74        0          0      0          0              0          0         0          0          0         0
 30    75        0          0      0          0              0          0         0          0          0         0
 31    76        0          0      0          0              0          0         0          0          0         0
 32    77        0          0      0          0              0          0         0          0          0         0
 33    78        0          0      0          0              0          0         0          0          0         0
 34    79        0          0      0          0              0          0         0          0          0         0
 35    80        0          0      0          0              0          0         0          0          0         0
 36    81        0          0      0          0              0          0         0          0          0         0
 37    82        0          0      0          0              0          0         0          0          0         0
 38    83        0          0      0          0              0          0         0          0          0         0
 39    84        0          0      0          0              0          0         0          0          0         0
 40    85        0          0      0          0              0          0         0          0          0         0

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                     Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86       0         0        0          0            0          0         0          0          0         0
 42    87       0         0        0          0            0          0         0          0          0         0
 43    88       0         0        0          0            0          0         0          0          0         0
 44    89       0         0        0          0            0          0         0          0          0         0
 45    90       0         0        0          0            0          0         0          0          0         0
 46    91       0         0        0          0            0          0         0          0          0         0
 47    92       0         0        0          0            0          0         0          0          0         0
 48    93       0         0        0          0            0          0         0          0          0         0
 49    94       0         0        0          0            0          0         0          0          0         0
 50    95       0         0        0          0            0          0         0          0          0         0

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume current charges and a gross investment return of 0.00%, contract lapses after age 65. Assuming current charges and a gross investment return of 6.00%. This contract lapses after age 69. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                     Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     5000       5250      0          0           3354       2904    500000       3570       3120    500000
  2    47     5000      10763      0          0           5901       5601    500000       6611       6211    500000
  3    48     5000      16551      0          0           8246       8096    500000       9426       9276    500000
  4    49     5000      22628      0          0          10427      10427    500000      12352      12352    500000
  5    50     5000      29010      0          0          12504      12504    500000      15344      15344    500000
  6    51     5000      35710      0          0          14506      14506    500000      18430      18430    500000
  7    52     5000      42746      0          0          16432      16432    500000      21615      21615    500000
  8    53     5000      50133      0          0          18285      18285    500000      24906      24906    500000
  9    54     5000      57889      0          0          20064      20064    500000      28307      28307    500000
 10    55     5000      66034      0          0          21772      21772    500000      31827      31827    500000
 11    56     5000      74586      0          0          23932      23932    500000      36507      36507    500000
 12    57     5000      83565      0          0          25967      25967    500000      40406      40406    500000
 13    58     5000      92993      0          0          27711      27711    500000      44714      44714    500000
 14    59     5000     102893      0          0          29167      29167    500000      48985      48985    500000
 15    60     5000     113287      0          0          30281      30281    500000      53166      53166    500000
 16    61     5000     124202      0          0          30945      30945    500000      57149      57149    500000
 17    62     5000     135662      0          0          31216      31216    500000      60985      60985    500000
 18    63     5000     147695      0          0          31040      31040    500000      64618      64618    500000
 19    64     5000     160330      0          0          30417      30417    500000      68042      68042    500000
 20    65     5000     173596      0          0          29400      29400    500000      71304      71304    500000
 21    66     5000     187526      0          0          27875      27875    500000      74296      74296    500000
 22    67     5000     202152      0          0          25895      25895    500000      77059      77059    500000
 23    68     5000     217510      0          0          23339      23339    500000      79480      79480    500000
 24    69     5000     233635      0          0          20028      20028    500000      81386      81386    500000
 25    70     5000     250567      0          0          15716      15716    500000      82544      82544    500000
 26    71     5000     268346      0          0          10434      10434    500000      82957      82957    500000
 27    72     5000     287013      0          0           3917       3917    500000      82368      82368    500000
 28    73     5000     306614      0          0              0          0         0      80752      80752    500000
 29    74     5000     327194      0          0              0          0         0      77761      77761    500000
 30    75     5000     348604      0          0              0          0         0      73111      73111    500000
 31    76     5000     371494      0          0              0          0         0      66633      66633    500000
 32    77     5000     398319      0          0              0          0         0      57798      57798    500000
 33    78     5000     420335      0          0              0          0         0      46039      46039    500000
 34    79     5000     446602      0          0              0          0         0      28711      28711    500000
 35    80     5000     474182      0          0              0          0         0       6101       6101    500000
 36    81        0          0      0          0              0          0         0          0          0         0
 37    82        0          0      0          0              0          0         0          0          0         0
 38    83        0          0      0          0              0          0         0          0          0         0
 39    84        0          0      0          0              0          0         0          0          0         0
 40    85        0          0      0          0              0          0         0          0          0         0

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                     Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 6%       @ 6%      @ 6%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86      0          0       0         0            0          0         0           0           0         0
 42    87      0          0       0         0            0          0         0           0           0         0
 43    88      0          0       0         0            0          0         0           0           0         0
 44    89      0          0       0         0            0          0         0           0           0         0
 45    90      0          0       0         0            0          0         0           0           0         0
 46    91      0          0       0         0            0          0         0           0           0         0
 47    92      0          0       0         0            0          0         0           0           0         0
 48    93      0          0       0         0            0          0         0           0           0         0
 49    94      0          0       0         0            0          0         0           0           0         0
 50    95      0          0       0         0            0          0         0           0           0         0

Assume current charges and a gross investment return of 0.00%, contract lapses after age 72. Assuming current charges and a gross investment return of 6.00%. This contract lapses after age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     5000       5250      0          0           3354       2904    500000       3786       3336    500000
  2    47     5000      10763      0          0           5506       5306    500000       6836       6536    500000
  3    48     5000      16551      0          0           7719       7569    500000      10115       9965    500000
  4    49     5000      22628      0          0           9672       9672    500000      13626      13626    500000
  5    50     5000      29010      0          0          11581      11581    500000      17509      17509    500000
  6    51     5000      35710      0          0          13301      13301    500000      21642      21642    500000
  7    52     5000      42746      0          0          14775      14775    500000      25996      25996    500000
  8    53     5000      50133      0          0          16008      16008    500000      30601      30601    500000
  9    54     5000      57889      0          0          16944      16944    500000      35429      35429    500000
 10    55     5000      66034      0          0          17587      17587    500000      40513      40513    500000
 11    56     5000      74586      0          0          18360      18360    500000      46405      46405    500000
 12    57     5000      83565      0          0          18729      18729    500000      52585      52585    500000
 13    58     5000      92993      0          0          18696      18696    500000      59097      59097    500000
 14    59     5000     102893      0          0          18203      18203    500000      65937      65937    500000
 15    60     5000     113287      0          0          17194      17194    500000      73104      73104    500000
 16    61     5000     124202      0          0          15608      15608    500000      80600      80600    500000
 17    62     5000     135662      0          0          13383      13383    500000      88431      88431    500000
 18    63     5000     147695      0          0          10453      10453    500000      96608      96608    500000
 19    64     5000     160330      0          0           6630       6630    500000     105049     105049    500000
 20    65     5000     173596      0          0           1897       1897    500000     113818     113818    500000
 21    66     5000     187526      0          0              0          0         0     122846     122846    500000
 22    67     5000     202152      0          0              0          0         0     132161     132161    500000
 23    68     5000     217510      0          0              0          0         0     141755     141755    500000
 24    69     5000     233635      0          0              0          0         0     151627     151627    500000
 25    70     5000     250567      0          0              0          0         0     161830     161830    500000
 26    71     5000     268346      0          0              0          0         0     172304     172304    500000
 27    72     5000     287013      0          0              0          0         0     182793     182793    500000
 28    73     5000     306614      0          0              0          0         0     193599     193599    500000
 29    74     5000     327194      0          0              0          0         0     204475     204475    500000
 30    75     5000     348804      0          0              0          0         0     215325     215325    500000
 31    76     5000     371494      0          0              0          0         0     226171     226171    500000
 32    77     5000     395319      0          0              0          0         0     237020     237020    500000
 33    78     5000     420335      0          0              0          0         0     247893     247893    500000
 34    79     5000     446602      0          0              0          0         0     258899     258899    500000
 35    80     5000     474182      0          0              0          0         0     270119     270119    500000
 36    81     5000     503141      0          0              0          0         0     281616     281616    500000
 37    82     5000     533548      0          0              0          0         0     293385     293385    500000
 38    83     5000     565475      0          0              0          0         0     305426     305426    500000
 39    84     5000     598999      0          0              0          0         0     317831     317831    500000
 40    85     5000     614199      0          0              0          0         0     330738     330738    500000

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86     5000      671159     0          0            0          0         0       344522     344522    500000
 42    87     5000      709967     0          0            0          0         0       359779     359779    500000
 43    88     5000      750715     0          0            0          0         0       377429     377429    500000
 44    89     5000      793501     0          0            0          0         0       398920     398920    500000
 45    90     5000      838426     0          0            0          0         0       426426     426426    500000
 46    91     5000      885597     0          0            0          0         0       463154     463154    510257
 47    92     5000      935127     0          0            0          0         0       506522     506522    550894
 48    93     5000      987133     0          0            0          0         0       554931     554931    594775
 49    94     5000     1041740     0          0            0          0         0       609940     609940    642328
 50    95     5000     1099077     0          0            0          0         0       674078     674078    694300

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 65. Assuming guaranteed charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
  1    46     5000       5250      0          0           3354       2904    500000        3786       3336    500000
  2    47     5000      10763      0          0           5901       5601    500000        7149       6849    500000
  3    48     5000      16551      0          0           8246       8096    500000       10711      10561    500000
  4    49     5000      22628      0          0          10427      10427    500000       14535      14535    500000
  5    50     5000      29010      0          0          12504      12504    500000       18703      18703    500000
  6    51     5000      35710      0          0          14506      14506    500000       23273      23273    500000
  7    52     5000      42746      0          0          16432      16432    500000       28290      28290    500000
  8    53     5000      50133      0          0          18285      18285    500000       33807      33807    500000
  9    54     5000      57889      0          0          20064      20064    500000       39880      39880    500000
 10    55     5000      66034      0          0          21772      21772    500000       46572      46572    500000
 11    56     5000      74586      0          0          23932      23932    500000       54623      54623    500000
 12    57     5000      83565      0          0          25967      25967    500000       63488      63488    500000
 13    58     5000      92993      0          0          27711      27711    500000       73104      73104    500000
 14    59     5000     102893      0          0          29167      29167    500000       83568      83568    500000
 15    60     5000     113287      0          0          30281      30281    500000       94942      94942    500000
 16    61     5000     124202      0          0          30945      30945    500000      107247     107247    500000
 17    62     5000     135662      0          0          31216      31216    500000      120670     120670    500000
 18    63     5000     147695      0          0          31040      31040    500000      135319     135319    500000
 19    64     5000     160330      0          0          30417      30417    500000      151373     151373    500000
 20    65     5000     173596      0          0          29400      29400    500000      169078     169078    500000
 21    66     5000     187526      0          0          27875      27875    500000      188588     188588    500000
 22    67     5000     202152      0          0          25895      25895    500000      210208     210208    500000
 23    68     5000     217510      0          0          23339      23339    500000      234176     234176    500000
 24    69     5000     233635      0          0          20028      20028    500000      260753     260753    500000
 25    70     5000     250567      0          0          15716      15716    500000      290245     290245    500000
 26    71     5000     268346      0          0          10434      10434    500000      323187     323187    500000
 27    72     5000     287013      0          0           3917       3917    500000      359938     359938    527129
 28    73     5000     306614      0          0              0          0         0      400297     400297    574146
 29    74     5000     327194      0          0              0          0         0      444399     444399    624602
 30    75     5000     348804      0          0              0          0         0      492555     492555    678889
 31    76     5000     371494      0          0              0          0         0      545172     545172    737618
 32    77     5000     395319      0          0              0          0         0      602561     602561    800925
 33    78     5000     420335      0          0              0          0         0      665082     665082    869196
 34    79     5000     445602      0          0              0          0         0      732274     732274    941630
 35    80     5000     474182      0          0              0          0         0      805104     805104   1019181
 36    81     5000     503141      0          0              0          0         0      884179     884179   1102571
 37    82     5000     533548      0          0              0          0         0      969854     969854   1191853
 38    83     5000     565475      0          0              0          0         0     1064086    1064086   1289353
 39    84     5000     598999      0          0              0          0         0     1166748    1166748   1394847
 40    85     5000     634199      0          0              0          0         0     1278313    1278313   1508793

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                                  (3)        (4)          (5)        (6)       (7)        (8)        (9)      (10)
               (1)       (2)               PARTIAL     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
              TOTAL    PREMIUM            SURRENDER      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
POL.   AGE   POLICY    ACCUM.    ANNUAL   FR. INSUR.     @ 0%       @ 0%      @ 0%       @ 12%      @ 12%     @ 12%
YR.    EOY   PREMIUM    @ 5%      LOAN     CONTRACT     (GROSS)    (GROSS)   (GROSS)    (GROSS)    (GROSS)   (GROSS)
----   ---   -------   -------   ------   ----------   ---------   -------   -------   ---------   -------   -------
 41    86      5000     671159     0          0            0          0         0       1399823    1399823   1632194
 42    87      5000     709967     0          0            0          0         0       1531849    1531849   1765689
 43    88      5000     750715     0          0            0          0         0       1675705    1675705   1909801
 44    89      5000     793501     0          0            0          0         0       1832638    1832638   2065749
 45    90      5000     838426     0          0            0          0         0       2004249    2004249   2234136
 46    91      5000     885597     0          0            0          0         0       2192249    2192249   2415201
 47    92      5000     935127     0          0            0          0         0       2399973    2399973   1610210
 48    93      5000     987133     0          0            0          0         0       2631476    2631476   2820416
 49    94      5000    1041740     0          0            0          0         0       2892877    2892877   3046488
 50    95      5000    1099077     0          0            0          0         0       3193612    3193612   2289420

Assume current charges and a gross investment return of 0.00%, contract lapses after age 72. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

MONY Life Insurance Company of America                         Bulk Rate
Administrative Offices                                       U.S. Postage
1740 Broadway, New York, NY  10019                               PAID
                                                            Permit No. 8048
                                                               New York,
                                                               New York


Form No. 14352 SL (5/98)                                            LOGO
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